Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 29, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Registrant Name	Philip Morris International Inc.
Entity Central Index Key	0001413329
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		1,647,788,932
Entity Public Float			$ 148

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 2,983	$ 2,550
Receivables (less allowances of $56 in 2012 and $45 in 2011)	3,589	3,201
Inventories:
Leaf tobacco	3,548	3,463
Other raw materials	1,610	1,185
Finished product	3,791	3,472
Total inventory, net	8,949	8,120
Deferred income taxes	450	397
Other current assets	619	591
Total current assets	16,590	14,859
Property, Plant and Equipment [Abstract]
Land and land improvements	708	692
Buildings and building equipment	3,948	3,738
Machinery and equipment	8,380	7,880
Construction in progress	843	603
Total property, plant and equipment, at cost	13,879	12,913
Less: accumulated depreciation	7,234	6,663
Total property, plant and equipment, net	6,645	6,250
Goodwill (Note 3)	9,900	9,928
Other intangible assets, net (Note 3)	3,619	3,697
Other assets	916	754
Total Assets	37,670	35,488
LIABILITIES
Short-term borrowings (Note 7)	2,419	1,511
Current portion of long-term debt (Note 7)	2,781	2,206
Accounts payable	1,103	1,031
Accrued liabilities:
Marketing and selling	527	519
Taxes, except income taxes	5,350	5,346
Employment costs	896	894
Dividends payable	1,418	1,341
Other	952	873
Income taxes	1,456	897
Deferred income taxes	114	176
Total current liabilities	17,016	14,794
Long-term debt (Note 7)	17,639	14,828
Deferred income taxes	1,875	1,976
Employment costs	2,574	1,665
Other liabilities	419	462
Total liabilities	39,523	33,725
Contingencies (Note 21)
Redeemable noncontrolling interest (Note 6)	1,301	1,212
Stockholders’ (Deficit) Equity
Common stock, no par value (2,109,316,331 shares issued in 2012 and 2011)	0	0
Additional paid-in capital	1,334	1,235
Earnings reinvested in the business	25,076	21,757
Accumulated other comprehensive losses	(3,604)	(2,863)
Total stockholders' equity before treasury stock	22,806	20,129
Less: cost of repurchased stock (455,703,347 and 383,407,665 shares in 2012 and 2011, respectively)	26,282	19,900
Total PMI stockholders’ (deficit) equity	(3,476)	229
Noncontrolling interests	322	322
Total stockholders’ (deficit) equity	(3,154)	551
Total Liabilities and Stockholders’ (Deficit) Equity	$ 37,670	$ 35,488

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Receivables, allowances	$ 56	$ 45
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	2,109,316,331	2,109,316,331
Repurchased stock, shares	455,703,347	383,407,665

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Net revenues	$ 77,393	[1]	$ 76,346	[1]	$ 67,713	[1]
Cost of sales	10,373		10,678		9,713
Excise taxes on products	46,016		45,249		40,505
Gross profit	21,004		20,419		17,495
Marketing, administration and research costs	6,978		6,880		6,160
Asset impairment and exit costs (Note 5)	83		109		47
Amortization of intangibles	97		98		88
Operating income	13,846		13,332		11,200
Interest expense, net	859		800		876
Earnings before income taxes	12,987		12,532		10,324
Provision for income taxes	3,833		3,653		2,826
Net earnings	9,154		8,879		7,498
Net earnings attributable to noncontrolling interests	354		288		239
Net earnings attributable to PMI	$ 8,800		$ 8,591		$ 7,259
Per share data (Note 10):
Basic earnings per share	$ 5.17		$ 4.85		$ 3.93
Diluted earnings per share	$ 5.17		$ 4.85		$ 3.92

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net earnings	$ 9,154	$ 8,879	$ 7,498
Other comprehensive earnings (losses), net of income taxes:
Currency translation adjustments, net of income taxes of $6 in 2012, $10 in 2011 and ($107) in 2010	15	(852)	(43)
Change in net loss and prior service cost:
Net losses and prior service costs, net of income taxes of $144 in 2012, $148 in 2011 and $43 in 2010	(943)	(1,031)	(318)
Less amortization of net losses, prior service costs and net transition costs, net of income taxes of ($37) in 2012, ($23) in 2011 and ($20) in 2010	160	94	76
Change in fair value of derivatives accounted for as hedges:
(Gains)/losses transferred to earnings, net of income taxes of $3 in 2012, ($2) in 2011 and ($3) in 2010	(22)	18	33
Gains/(losses) recognized, net of income taxes of ($14) in 2012, ($1) in 2011 and $6 in 2010	99	(5)	(50)
Change in fair value of equity securities	0	(1)	(10)
Total other comprehensive losses	(691)	(1,777)	(312)
Total comprehensive earnings	8,463	7,102	7,186
Less comprehensive earnings attributable to:
Noncontrolling interests	210	137	208
Redeemable noncontrolling interest	194	97	42
Comprehensive earnings attributable to PMI	$ 8,059	$ 6,868	$ 6,936

CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax Effect	$ 6	$ 10	$ (107)
Other Comprehensive Income Net Losses and Prior Service Costs, Tax Effect	144	148	43
Other Comprehensive Income Amortization of Net Losses Prior Service Costs and Net Transition Costs, Tax Effect	(37)	(23)	(20)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	3	(2)	(3)
Derivative Instruments Gain Loss Recognized In Other Comprehensive Earnings (Losses) Tax Effect	$ (14)	$ (1)	$ 6

CONSOLIDATED STATEMENTS OF STOCKHOLDERS (DEFICIT) EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Earnings Reinvested In The Business [Member]	Accumulated Other Comprehensive Losses [Member]	Cost of Repurchased Stock [Member]	Noncontrolling Interests [Member]
Beginning balance at Dec. 31, 2009	$ 6,145	$ 0	$ 1,403	$ 15,358	$ (817)	$ (10,228)	$ 429
Increase (Decrease) in Stockholders' (Deficit) Equity [Roll Forward]
Net earnings	7,472			7,259			213	[1]
Other comprehensive earnings (losses), net of income taxes	(328)				(323)		(5)	[1]
Exercise of stock options and issuance of other stock awards	365		(178)			543
Dividends declared	(4,484)			(4,484)
Payments to noncontrolling interests	(210)						(210)
Common stock repurchased	(5,027)					(5,027)
Ending balance at Dec. 31, 2010	3,933	0	1,225	18,133	(1,140)	(14,712)	427
Increase (Decrease) in Stockholders' (Deficit) Equity [Roll Forward]
Net earnings	8,782			8,591			191	[1]
Other comprehensive earnings (losses), net of income taxes	(1,777)				(1,723)		(54)	[1]
Exercise of stock options and issuance of other stock awards	224		12			212
Dividends declared	(4,967)			(4,967)
Payments to noncontrolling interests	(241)						(241)
Purchase of subsidiary shares from noncontrolling interests	(3)		(2)				(1)
Common stock repurchased	(5,400)					(5,400)
Ending balance at Dec. 31, 2011	551	0	1,235	21,757	(2,863)	(19,900)	322
Increase (Decrease) in Stockholders' (Deficit) Equity [Roll Forward]
Net earnings	8,983			8,800			183	[1]
Other comprehensive earnings (losses), net of income taxes	(714)				(741)		27	[1]
Exercise of stock options and issuance of other stock awards	218		100			118
Dividends declared	(5,481)			(5,481)
Payments to noncontrolling interests	(209)						(209)
Purchase of subsidiary shares from noncontrolling interests	(2)		(1)				(1)
Common stock repurchased	(6,500)					(6,500)
Ending balance at Dec. 31, 2012	$ (3,154)	$ 0	$ 1,334	$ 25,076	$ (3,604)	$ (26,282)	$ 322

[1]	Net earnings attributable to noncontrolling interests exclude $171 million of earnings related to the redeemable noncontrolling interest, which is reported outside of the equity section in the consolidated balance sheet at December 31, 2012. Other comprehensive earnings (losses), net of income taxes, also exclude $25 million of net currency translation adjustment gains and $2 million of net loss and prior service cost losses related to the redeemable noncontrolling interest at December 31, 2012. Net earnings attributable to noncontrolling interests exclude $97 million of earnings related to the redeemable noncontrolling interest, which is reported outside of the equity section in the consolidated balance sheet at December 31, 2011. Other comprehensive losses, net of income taxes, also exclude less than $1 million of net currency translation adjustment losses related to redeemable noncontrolling interest at December 31, 2011. Net earnings attributable to noncontrolling interests exclude $26 million of earnings related to the redeemable noncontrolling interest, which is reported outside the equity section in the consolidated balance sheet at December 31, 2010. Other comprehensive losses, net of income taxes, also exclude $16 million of net currency translation adjustment gains related to the redeemable noncontrolling interest at December 31, 2010.

CONSOLIDATED STATEMENTS OF STOCKHOLDERS (DEFICIT) EQUITY (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Dividends declared (in dollars per share)	$ 2.82
Share of net earnings	$ (97)
Maximum [Member] | Redeemable Noncontrolling Interest [Member]
Currency translation	$ 1

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net earnings	$ 9,154	$ 8,879	$ 7,498
Adjustments to reconcile net earnings to operating cash flows:
Depreciation and amortization	898	993	932
Deferred income tax (benefit) provision	(248)	15	101
Asset impairment and exit costs, net of cash paid	26	11	(28)
Cash effects of changes, net of the effects from acquired companies:
Receivables, net	(398)	(251)	123
Inventories	(728)	(36)	1,071
Accounts payable	10	199	(72)
Income taxes	638	231	92
Accrued liabilities and other current assets	(183)	691	41
Pension plan contributions	(207)	(535)	(433)
Other	459	332	112
Net cash provided by operating activities	9,421	10,529	9,437
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES
Capital expenditures	(1,056)	(897)	(713)
Purchase of businesses, net of acquired cash	0	(80)	(83)
Other	64	(55)	86
Net cash used in investing activities	(992)	(1,032)	(710)
Short-term borrowing activity by original maturity [Abstract]
Net issuances (repayments) - maturities of 90 days or less	1,515	(968)	479
Issuances - maturities longer than 90 days	603	921	0
Repayments - maturities longer than 90 days	(1,220)	(179)	(488)
Long-term debt proceeds	5,516	3,767	1,130
Long-term debt repaid	(2,237)	(1,483)	(183)
Repurchases of common stock	(6,525)	(5,372)	(5,030)
Issuances of common stock	1	75	229
Dividends paid	(5,404)	(4,788)	(4,423)
Other	(349)	(311)	(292)
Net cash used in financing activities	(8,100)	(8,338)	(8,578)
Effect of exchange rate changes on cash and cash equivalents	104	(312)	14
Cash and cash equivalents:
Increase	433	847	163
Balance at beginning of year	2,550	1,703	1,540
Balance at end of year	2,983	2,550	1,703
Cash Paid:
Interest	986	963	912
Income taxes	$ 3,420	$ 3,366	$ 2,728

Supplemental Cash Flow Note	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Note	As discussed in Note 6. Acquisitions and Other Business Arrangements, PMI’s 2010 business combination in the Philippines was a non-cash transaction.

Background and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation
Background and Basis of Presentation:
Background
Philip Morris International Inc. is a holding company incorporated in Virginia, U.S.A., whose subsidiaries and affiliates and their licensees are engaged in the manufacture and sale of cigarettes and other tobacco products in markets outside of the United States of America. Throughout these financial statements, the term "PMI" refers to Philip Morris International Inc. and its subsidiaries.
Basis of presentation
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of net revenues and expenses during the reporting periods. Significant estimates and assumptions include, among other things: pension and benefit plan assumptions; the fair value assessment of PMFTC Inc.; useful lives and valuation assumptions of goodwill and other intangible assets; marketing programs, and income taxes. Actual results could differ from those estimates.
The consolidated financial statements include PMI, as well as its wholly owned and majority-owned subsidiaries. Investments in which PMI exercises significant influence (generally 20%-50% ownership interest) are accounted for under the equity method of accounting. Investments in which PMI has an ownership interest of less than 20%, or does not exercise significant influence, are accounted for with the cost method of accounting. All intercompany transactions and balances have been eliminated.

In June 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income, which became effective for PMI in the first quarter of 2012. Under the new guidance, PMI evaluated the presentation options and elected to present comprehensive earnings in a separate statement. As a result of this new standard, certain amounts reported in the prior year statements have been reclassified to conform to the current year presentation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies:
Cash and cash equivalents
Cash equivalents include demand deposits with banks and all highly liquid investments with original maturities of three months or less.
Depreciation
Property, plant and equipment are stated at historical cost and depreciated by the straight-line method over the estimated useful lives of the assets. Machinery and equipment are depreciated over periods ranging from 3 to 15 years, and buildings and building improvements over periods up to 40 years. Depreciation expense for 2012, 2011 and 2010 was $801 million, $895 million and $844 million, respectively.
Goodwill and non-amortizable intangible assets valuation
PMI tests goodwill and non-amortizable intangible assets for impairment annually or more frequently if events occur that would warrant such review. PMI performs its annual impairment analysis in the first quarter of each year. The impairment analysis involves comparing the fair value of each reporting unit or non-amortizable intangible asset to the carrying value. If the carrying value exceeds the fair value, goodwill or a non-amortizable intangible asset is considered impaired. To determine the fair value of goodwill, PMI primarily uses a discounted cash flow model, supported by the market approach using earnings multiples of comparable companies. To determine the fair value of non-amortizable intangible assets, PMI primarily uses a discounted cash flow model applying the relief-from-royalty method. These discounted cash flow models include management assumptions relevant for forecasting operating cash flows, which are subject to changes in business conditions, such as volumes and prices, costs to produce, discount rates and estimated capital needs. Management considers historical experience and all available information at the time the fair values are estimated, and PMI believes these assumptions are consistent with the assumptions a hypothetical marketplace participant would use. PMI concluded that the fair value of our reporting units and non-amortizable intangible assets exceeded the carrying value, and any reasonable movement in the assumptions would not result in an impairment. Since the March 28, 2008, spin-off from Altria Group, Inc. ("Altria"), PMI has not recorded a charge to earnings for an impairment of goodwill or non-amortizable intangible assets.
Foreign currency translation
PMI translates the results of operations of its subsidiaries and affiliates using average exchange rates during each period, whereas balance sheet accounts are translated using exchange rates at the end of each period. Currency translation adjustments are recorded as a component of stockholders’ (deficit) equity. In addition, some of PMI’s subsidiaries have assets and liabilities denominated in currencies other than their functional currencies, and to the extent those are not designated as net investment hedges, these assets and liabilities generate transaction gains and losses when translated into their respective functional currencies. PMI recorded net transaction losses of $51 million, $24 million and $17 million for the years ended December 31, 2012, 2011 and 2010, respectively, in marketing, administration and research costs on the consolidated statements of earnings.
Hedging instruments
Derivative financial instruments are recorded at fair value on the consolidated balance sheets as either assets or liabilities. Changes in the fair value of derivatives are recorded each period either in accumulated other comprehensive losses on the consolidated balance sheet, or in earnings, depending on whether a derivative is designated and effective as part of a hedge transaction and, if it is, the type of hedge transaction. Gains and losses on derivative instruments reported in accumulated other comprehensive losses are reclassified to the consolidated statements of earnings in the periods in which operating results are affected by the hedged item. Cash flows from hedging instruments are classified in the same manner as the affected hedged item in the consolidated statements of cash flows.
Impairment of long-lived assets
PMI reviews long-lived assets, including amortizable intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. PMI performs undiscounted operating cash flow analyses to determine if an impairment exists. For purposes of recognition and measurement of an impairment for assets held for use, PMI groups assets and liabilities at the lowest level for which cash flows are separately identifiable. If an impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.
Income taxes
Income tax provisions for jurisdictions outside the United States, as well as state and local income tax provisions, are determined on a separate company basis, and the related assets and liabilities are recorded in PMI’s consolidated balance sheets. Significant judgment is required in determining income tax provisions and in evaluating tax positions.
PMI recognizes accrued interest and penalties associated with uncertain tax positions as part of the provision for income taxes on the consolidated statements of earnings.
Inventories
Inventories are stated at the lower of cost or market. The first-in, first-out and average cost methods are used to cost substantially all inventories. It is a generally recognized industry practice to classify leaf tobacco inventory as a current asset although part of such inventory, because of the duration of the aging process, ordinarily would not be utilized within one year.

Marketing costs
PMI promotes its products with advertising, consumer incentives and trade promotions. Such programs include, but are not limited to, discounts, rebates, in-store display incentives and volume-based incentives. Advertising costs are expensed as incurred. Trade promotions are recorded as a reduction of revenues based on amounts estimated as being due to customers at the end of a period, based principally on historical utilization. For interim reporting purposes, advertising and certain consumer incentive expenses are charged to earnings based on estimated sales and related expenses for the full year.
Revenue recognition
PMI recognizes revenues, net of sales incentives and including shipping and handling charges billed to customers, either upon shipment or delivery of goods when title and risk of loss pass to customers. Excise taxes billed by PMI to customers are reported in net revenues. Shipping and handling costs are classified as part of cost of sales and were $802 million, $905 million and $653 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Software costs
PMI capitalizes certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use. Capitalized software costs are included in property, plant and equipment on PMI’s consolidated balance sheets and are amortized on a straight-line basis over the estimated useful lives of the software, which do not exceed five years.
Stock-based compensation
PMI measures compensation cost for all stock-based awards at fair value on date of grant and recognizes the compensation costs over the service periods for awards expected to vest. The fair value of restricted stock and deferred stock is determined based on the number of shares granted and the market value at date of grant.
Excess tax benefits from the vesting of stock-based awards of $24 million, $19 million and $32 million were recognized in additional paid-in capital as of December 31, 2012, 2011 and 2010, respectively, and were presented as financing cash flows.

Goodwill and Other Intangible Assets, net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, net
Goodwill and Other Intangible Assets, net:
Goodwill and other intangible assets, net, by segment were as follows:

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
European Union	$1,448	$1,392	$647	$663
Eastern Europe, Middle East & Africa	637	666	242	250
Asia	4,791	4,966	1,542	1,633
Latin America & Canada	3,024	2,904	1,188	1,151
Total	$9,900	$9,928	$3,619	$3,697

Goodwill is due primarily to PMI’s acquisitions in Canada, Indonesia, Mexico, Greece, Serbia, Colombia and Pakistan, as well as the business combination in the Philippines in February 2010. The movements in goodwill were as follows:

(in millions)	European Union	Eastern Europe, Middle East & Africa	Asia	Latin America & Canada	Total
Balance at January 1, 2011	$1,443	$702	$5,004	$3,012	$10,161
Changes due to:
Acquisitions	—	1	1	1	3
Currency	(51)	(37)	(39)	(109)	(236)
Balance at December 31, 2011	1,392	666	4,966	2,904	9,928
Changes due to:
Currency	56	(29)	(175)	120	(28)
Balance at December 31, 2012	$1,448	$637	$4,791	$3,024	$9,900
Additional details of other intangible assets were as follows:

	December 31, 2012		December 31, 2011
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Non-amortizable intangible assets	$2,046		$2,067
Amortizable intangible assets	2,046	$473	2,001	$371
Total other intangible assets	$4,092	$473	$4,068	$371

Non-amortizable intangible assets substantially consist of trademarks from PMI’s acquisitions in Indonesia in 2005 and Mexico in 2007. Amortizable intangible assets primarily consist of certain trademarks, distribution networks and non-compete agreements associated with business combinations. The range of useful lives as well as the weighted-average remaining useful life of amortizable intangible assets at December 31, 2012, is as follows:

Description	Initial Estimated Useful Lives	Weighted-Average Remaining Useful Life
Trademarks	2 - 40 years	26 years
Distribution networks	20 - 30 years	15 years
Non-compete agreements	3 - 10 years	2 years
Other (including farmer contracts and intellectual property rights)	12.5 - 17 years	13 years

Pre-tax amortization expense for intangible assets during the years ended December 31, 2012, 2011 and 2010, was $97 million, $98 million and $88 million, respectively. Amortization expense for each of the next five years is estimated to be $97 million or less, assuming no additional transactions occur that require the amortization of intangible assets.
The increase in the gross carrying amount of other intangible assets from December 31, 2011, was due to currency movements.

Related Party Information	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Information
Related Party Information:
Grupo Carso, S.A.B. de C.V. (“Grupo Carso”) retains a 20% noncontrolling interest in PMI’s Mexican tobacco business. A director of PMI has an affiliation with Grupo Carso. In 2007, PMI and Grupo Carso entered into an agreement for PMI to potentially acquire, or for Grupo Carso to potentially sell to PMI, Grupo Carso’s remaining 20% noncontrolling interest in the future.

Asset Impairment and Exit Costs	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Asset Impairment and Exit Costs
Asset Impairment and Exit Costs:
During 2012, 2011 and 2010, pre-tax asset impairment and exit costs consisted of the following:

(in millions)	2012	2011	2010
Separation programs:
European Union	$—	$35	$27
Eastern Europe, Middle East & Africa	—	6	—
Asia	13	7	—
Latin America & Canada	29	15	—
Total separation programs	42	63	27
Contract termination charges:
Eastern Europe, Middle East & Africa	—	12	—
Asia	13	—	20
Total contract termination charges	13	12	20
Asset impairment charges:
European Union	5	10	—
Eastern Europe, Middle East & Africa	5	7	—
Asia	13	8	—
Latin America & Canada	5	9	—
Total asset impairment charges	28	34	—
Asset impairment and exit costs	$83	$109	$47

Exit Costs
Separation Programs
PMI recorded pre-tax separation program charges of $42 million, $63 million and $27 million for the years ended December 31, 2012, 2011 and 2010, respectively. The 2012 pre-tax separation program charges primarily related to severance costs associated with factory restructurings. The 2011 pre-tax separation program charges primarily related to severance costs for factory and R&D restructurings. The 2010 pre-tax separation program charges primarily related to severance costs.
Contract Termination Charges
During 2012, PMI recorded exit costs of $13 million related to the termination of distribution agreements in Asia.
During 2011, PMI recorded exit costs of $12 million related to the termination of a distribution agreement in Eastern Europe, Middle East & Africa.
On February 25, 2010, PMI’s affiliate, Philip Morris Philippines Manufacturing Inc. (“PMPMI”), and Fortune Tobacco Corporation (“FTC”) combined their respective business activities by transferring selected assets and liabilities of PMPMI and FTC to a new company called PMFTC Inc. (“PMFTC”). For further details on this business combination, see Note 6. Acquisitions and Other Business Arrangements. During the fourth quarter of 2010, PMI recorded exit costs of $20 million related to the early termination of a transition services agreement between FTC and PMFTC.
Movement in Exit Cost Liabilities
The movement in exit cost liabilities for PMI was as follows:

(in millions)
Liability balance, January 1, 2011	$48
Charges	75
Cash spent	(98)
Currency/other	3
Liability balance, December 31, 2011	$28
Charges	55
Cash spent	(57)
Currency/other	(6)
Liability balance, December 31, 2012	$20

Cash payments related to exit costs at PMI were $57 million, $98 million and $75 million for the years ended December 31, 2012, 2011 and 2010, respectively. Future cash payments for exit costs incurred to date are expected to be approximately $20 million, and these costs will be substantially paid by 2013.
Asset Impairment Charges
PMI recorded pre-tax asset impairment charges of $28 million and $34 million for the years ended December 31, 2012 and 2011, respectively. The 2012 and 2011 charges primarily related to the consolidation of R&D activities as well as charges for factory restructurings.

Acquisitions and Other Business Arrangements	12 Months Ended
Dec. 31, 2012
Business Combination, Description [Abstract]
Acquisitions and Other Business Arrangements
Acquisitions and Other Business Arrangements:
Philippines Business Combination
On February 25, 2010, PMI’s affiliate, Philip Morris Philippines Manufacturing Inc. (“PMPMI”), and Fortune Tobacco Corporation (“FTC”) combined their respective business activities by transferring selected assets and liabilities of PMPMI and FTC to a new company called PMFTC Inc. (“PMFTC”). PMPMI and FTC hold equal economic interests in PMFTC, while PMI manages the day-to-day operations of PMFTC and has a majority of its Board of Directors. Consequently, PMI accounted for the contributed assets and liabilities of FTC as a business combination. The establishment of PMFTC permitted both parties to benefit from their respective, complementary brand portfolios, as well as cost synergies from the resulting integration of manufacturing, distribution and procurement, and the further development and advancement of tobacco growing in the Philippines.
As PMI has control of PMFTC, the contribution of PMPMI’s net assets was recorded at book value, while the contribution of the FTC net assets to PMFTC was recorded at fair value. The difference between the two contributions resulted in an increase to PMI’s additional paid-in capital in 2010 of $477 million.

The fair value of the assets and liabilities contributed by FTC in this non-cash transaction was determined to be $1.17 billion. FTC holds the right to sell its interest in PMFTC to PMI, except in certain circumstances, during the period from February 25, 2015, through February 24, 2018, at an agreed-upon value of $1.17 billion, which was recorded on PMI’s consolidated balance sheet as a redeemable noncontrolling interest at the date of the business combination. The amount of FTC’s redeemable noncontrolling interest at the date of the business combination was determined as follows:

(in millions)
Noncontrolling interest in contributed net assets	$693
Accretion to redeemable value	477
Redeemable noncontrolling interest at date of business combination	$1,170

PMI decided to immediately recognize the accretion to redeemable value rather than recognizing it over the term of the agreement with FTC. This accretion has been charged against additional paid-in capital and fully offsets the increase that resulted from the contributions of net assets to PMFTC, noted above.
With the consolidation of PMFTC, FTC’s share of PMFTC’s comprehensive income or loss is attributable to the redeemable noncontrolling interest, impacting the carrying value. To the extent that the attribution of these amounts would cause the carrying value to fall below the redemption amount of $1.17 billion, the carrying amount would be adjusted back up to the redemption value through stockholders’ (deficit) equity. The movement in redeemable noncontrolling interest after the business combination is as follows:

(in millions)
Redeemable noncontrolling interest at date of business combination	$1,170
Share of net earnings	26
Dividend payments	(24)
Currency translation	16
Redeemable noncontrolling interest at December 31, 2010	$1,188
Share of net earnings	97
Dividend payments	(73)
Currency translation	—
Redeemable noncontrolling interest at December 31, 2011	$1,212
Share of net earnings	171
Dividend payments	(105)
Currency translation	25
Net loss and prior service cost	(2)
Redeemable noncontrolling interest at December 31, 2012	$1,301

In future periods, if the fair value of 50% of PMFTC were to drop below the redemption value of $1.17 billion, the difference would be treated as a special dividend to FTC and would reduce PMI’s earnings per share. Reductions in earnings per share may be partially or fully reversed in subsequent periods if the fair value of the redeemable noncontrolling interest increases relative to the redemption value. Such increases in earnings per share would be limited to cumulative prior reductions. At December 31, 2012, PMI determined that 50% of the fair value of PMFTC exceeded the redemption value of $1.17 billion.
Brazil
In June 2010, PMI announced that its affiliate, Philip Morris Brasil Industria e Comercio Ltda. (“PMB”), would begin directly sourcing tobacco leaf from approximately 17,000 tobacco farmers in Southern Brazil. This initiative enhanced PMI’s direct involvement in the supply chain and is expected to provide approximately 10% of PMI’s global leaf requirements. The vertically integrated structure was made possible following separate agreements with two leaf suppliers in Brazil, Alliance One Brasil Exportadora de Tabacos Ltda. (“AOB”) and Universal Leaf Tabacos Ltda. (“ULT”). These agreements resulted in AOB assigning approximately 9,000 contracts with tobacco farmers to PMB and ULT assigning approximately 8,000 contracts with tobacco farmers to PMB. As a result, PMB offered employment to more than 200 employees, most of them agronomy specialists, and acquired related assets in Southern Brazil. The purchase price for the net assets and the contractual relationships was $83 million, which was paid in 2010. PMI accounted for these transactions as a business combination. The allocation of the purchase price was to other intangible assets ($34 million, farmers contracts), inventories ($33 million), goodwill ($18 million), property, plant and equipment ($16 million) and other non-current assets ($11 million), partially offset by other current liabilities ($29 million, which consists primarily of the total amount of bank guarantees for tobacco farmers' rural credit facilities).
Other
In June 2011, PMI completed the acquisition of a cigarette business in Jordan, consisting primarily of cigarette manufacturing assets and inventories, for $42 million. In January 2011, PMI acquired a cigar business, consisting primarily of trademarks in the Australian and New Zealand markets, for $20 million.
The effects of these and other smaller acquisitions were not material to PMI's consolidated financial position, results of operations or operating cash flows in any of the periods presented.

Indebtedness	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Indebtedness
Indebtedness:
Short-Term Borrowings
At December 31, 2012 and 2011, PMI’s short-term borrowings and related average interest rates consisted of the following:

	December 31, 2012		December 31, 2011
(in millions)	Amount Outstanding	Average Year-End Rate	Amount Outstanding	Average Year-End Rate
Commercial paper	$1,972	0.2%	$1,264	0.1%
Bank loans	447	6.6	247	7.7
	$2,419		$1,511

Given the mix of subsidiaries and their respective local economic environments, the average interest rate for bank loans above can vary significantly from day to day and country to country.
The fair values of PMI’s short-term borrowings at December 31, 2012 and 2011, based upon current market interest rates, approximate the amounts disclosed above.
Long-Term Debt
At December 31, 2012 and 2011, PMI’s long-term debt consisted of the following:

(in millions)	2012	2011
U.S. dollar notes, 1.125% to 6.875% (average interest rate 4.462%), due through 2042	$14,702	$11,269
Foreign currency obligations:
Euro notes, 2.125% to 5.875% (average interest rate 4.227%), due through 2024	3,724	3,533
Swiss franc notes, 1.000% to 3.250% (average interest rate 1.984%), due through 2021	1,579	1,719
Other (average interest rate 2.378%), due through 2024	415	513
	20,420	17,034
Less current portion of long-term debt	2,781	2,206
	$17,639	$14,828

Other debt:
Other foreign currency debt above includes debt from our business combination in the Philippines and mortgage debt in Switzerland at December 31, 2012 and 2011. Other foreign currency debt also includes $37 million and $85 million at December 31, 2012 and 2011, respectively, of capital lease obligations primarily associated with PMI’s vending machine distribution network in Japan.
Debt offerings in 2012:
PMI’s debt offerings in 2012 were as follows:

(in millions)
Type		Face Value	Interest Rate	Issuance	Maturity
U.S. dollar notes	(a)	$700	4.500%	March 2012	March 2042
U.S. dollar notes	(a)	$550	1.625%	March 2012	March 2017
Euro notes	(b)	€750 (approximately $951)	2.125%	May 2012	May 2019
Euro notes	(b)	€600 (approximately $761)	2.875%	May 2012	May 2024
U.S. dollar notes	(c)	$750	1.125%	August 2012	August 2017
U.S. dollar notes	(c)	$750	2.500%	August 2012	August 2022
U.S. dollar notes	(c)	$750	3.875%	August 2012	August 2042
Swiss franc notes	(d)	CHF 325 (approximately $334)	1.000%	September 2012	September 2020

(a) Interest on these notes is payable semiannually, and the first payment was made in September 2012.
(b) Interest on these notes is payable annually beginning in May 2013.
(c) Interest on these notes is payable semiannually beginning in February 2013.
(d) Interest on these notes is payable annually beginning in September 2013.
The net proceeds from the sale of the securities listed in the table above were used to meet PMI’s working capital requirements, to repurchase PMI’s common stock, to refinance debt and for general corporate purposes.

Aggregate maturities:
Aggregate maturities of long-term debt are as follows:

(in millions)
2013	$2,781
2014	1,256
2015	995
2016	2,597
2017	1,302
2018-2022	7,026
2023-2027	940
Thereafter	3,701
20,598
Debt discounts	(178)
Total long-term debt	$20,420

See Note 16. Fair Value Measurements for additional disclosures related to the fair value of PMI’s debt.
Credit Facilities
In May 2011, PMI entered into an agreement with certain financial institutions to extend the expiration date for its $2.5 billion revolving credit facility from September 30, 2013, to March 31, 2015.
On October 25, 2011, PMI entered into a new multi-year revolving credit facility in the amount of $3.5 billion, which expires on October 25, 2016. This new revolving credit facility replaced PMI’s $2.7 billion multi-year credit facility, which was to expire on December 4, 2012.
At December 31, 2012, PMI’s committed credit facilities and commercial paper outstanding were as follows:

Type (in billions of dollars)	Committed Credit Facilities	Commercial Paper
Multi-year revolving credit, expiring March 31, 2015	$2.5
Multi-year revolving credit, expiring October 25, 2016	3.5
Total facilities	$6.0
Commercial paper outstanding		$2.0

At December 31, 2012, there were no borrowings under the committed credit facilities, and the entire committed amounts were available for borrowing.
Each of these facilities requires PMI to maintain a ratio of consolidated earnings before interest, taxes, depreciation and amortization (“consolidated EBITDA”) to consolidated interest expense of not less than 3.5 to 1.0 on a rolling four-quarter basis. At December 31, 2012, PMI’s ratio calculated in accordance with the agreements was 16.0 to 1.0. These facilities do not include any credit rating triggers, material adverse change clauses or any provisions that could require PMI to post collateral. The terms “consolidated EBITDA” and “consolidated interest expense,” both of which include certain adjustments, are defined in the facility agreements previously filed with the Securities and Exchange Commission.

In addition to the committed credit facilities discussed above, certain subsidiaries maintain short-term credit arrangements to meet their respective working capital needs. These credit arrangements, which amounted to approximately $2.0 billion at December 31, 2012, and $1.9 billion at December 31, 2011, are for the sole use of the subsidiaries. Borrowings under these arrangements amounted to $447 million at December 31, 2012, and $247 million at December 31, 2011.

Capital Stock	12 Months Ended
Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Capital Stock
Capital Stock:
Shares of authorized common stock are 6.0 billion; issued, repurchased and outstanding shares were as follows:

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, January 1, 2010	2,109,316,331	(222,151,828)	1,887,164,503
Repurchase of shares		(97,053,310)	(97,053,310)
Exercise of stock options and issuance of other stock awards		11,672,297	11,672,297
Balances, December 31, 2010	2,109,316,331	(307,532,841)	1,801,783,490
Repurchase of shares		(80,514,257)	(80,514,257)
Exercise of stock options and issuance of other stock awards		4,639,433	4,639,433
Balances, December 31, 2011	2,109,316,331	(383,407,665)	1,725,908,666
Repurchase of shares		(74,897,499)	(74,897,499)
Issuance of stock awards and exercise of stock options		2,601,817	2,601,817
Balances, December 31, 2012	2,109,316,331	(455,703,347)	1,653,612,984

PMI commenced a $13.0 billion two-year share repurchase program on May 1, 2008. On April 30, 2010, PMI completed the $13.0 billion share repurchase program, which resulted in the purchase of 277.6 million shares at an average price of $46.83 per share. On May 1, 2010, PMI commenced a new $12.0 billion three-year share repurchase program. On July 31, 2012, PMI completed, ahead of schedule, the $12.0 billion share repurchase program, which resulted in the purchase of 179.1 million shares at an average price of $66.99 per share. On August 1, 2012, PMI commenced a new three-year $18 billion share repurchase program that was authorized by PMI's Board of Directors in June 2012. From August 1, 2012, through December 31, 2012, PMI repurchased 32.2 million shares of its common stock at a cost of $2.9 billion, or $88.59 per share, under this new repurchase program. During 2012, 2011 and 2010, PMI repurchased $6.5 billion, $5.4 billion and $5.0 billion, respectively, of its common stock.
At December 31, 2012, 39,781,077 shares of common stock were reserved for stock options and other stock awards under PMI’s stock plans, and 250 million shares of preferred stock, without par value, were authorized but unissued. PMI currently has no plans to issue any shares of preferred stock.

Stock Plans	12 Months Ended
Dec. 31, 2012
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock Plans
Stock Plans:
Performance Incentive Plan and Stock Compensation Plan for Non-Employee Directors
In May 2012, PMI's stockholders approved the Philip Morris International Inc. 2012 Performance Incentive Plan (the "2012 Plan"). The 2012 Plan replaced the 2008 Performance Incentive Plan (the "2008 Plan") and, as a result, there will be no additional grants under the 2008 Plan. Under the 2012 Plan, PMI may grant to eligible employees restricted stock, restricted stock units and deferred stock units, performance-based cash incentive awards and performance-based equity awards. While the 2008 Plan authorized incentive stock options, non-qualified stock options and stock appreciation rights, the 2012 Plan does not authorize any stock options or stock appreciation rights. Up to 30 million shares of PMI’s common stock may be issued under the 2012 Plan. At December 31, 2012, shares available for grant under the 2012 Plan were 29,994,920.
In 2008, PMI adopted the Philip Morris International Inc. 2008 Stock Compensation Plan for Non-Employee Directors (the “Non-Employee Directors Plan”). A non-employee director is defined as a member of the PMI Board of Directors who is not a full-time employee of PMI or of any corporation in which PMI owns, directly or indirectly, stock possessing at least 50% of the total combined voting power of all classes of stock entitled to vote in the election of directors in such corporation. Up to 1 million shares of PMI common stock may be awarded under the Non-Employee Directors Plan. As of December 31, 2012, shares available for grant under the plan were 798,801.
Restricted and Deferred Stock Awards
PMI may grant restricted stock and deferred stock awards to eligible employees; recipients may not sell, assign, pledge or otherwise encumber such shares or awards. Such shares or awards are subject to forfeiture if certain employment conditions are not met. Restricted stock and deferred stock awards generally vest on the third anniversary of the grant date. Shares of restricted stock carry voting and dividend rights. Deferred stock awards carry no such rights, although they do earn dividend equivalents.
During 2012, the activity for restricted stock and deferred stock awards was as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Balance at January 1, 2012	10,437,888	$48.67
Granted	3,245,500	79.59
Vested	(3,744,454)	39.65
Forfeited	(454,069)	56.08
Balance at December 31, 2012	9,484,865	$62.44

The weighted-average grant date fair value of the restricted stock and deferred stock awards granted to PMI employees during the years ended December 31, 2012, 2011 and 2010, was $258 million, $229 million and $169 million, or $79.59, $59.44 and $47.54 per restricted or deferred share, respectively. The fair value of the restricted stock and deferred stock awards at the date of grant is amortized to expense ratably over the restriction period. PMI recorded compensation expense for the restricted and deferred stock awards of $242 million, $162 million and $127 million for the years ended December 31, 2012, 2011 and 2010, respectively. During the first quarter of 2012, compensation expense included approximately $27 million of accelerated expense primarily associated with employees approaching or reaching certain age milestones that accelerate the vesting. As of December 31, 2012, PMI had $221 million of total unrecognized compensation cost related to non-vested restricted and deferred stock awards. These costs are expected to be recognized over a weighted-average period of 2 years, subject to earlier vesting on death or disability or normal retirement, or separation from employment by mutual agreement after reaching age 58.
During the year ended December 31, 2012, 3.7 million shares of PMI restricted and deferred stock awards vested. The grant date fair value of all the vested shares was approximately $148 million. The total fair value of the awards that vested in 2012 was approximately $298 million.
During the year ended December 31, 2011, 1.8 million shares of PMI restricted and deferred stock awards vested. The grant date fair value of all the vested shares was approximately $84 million. The total fair value of the awards that vested in 2011 was approximately $107 million.
During the year ended December 31, 2010, 2.0 million shares of PMI restricted stock and deferred stock awards vested. Of this amount, 1.4 million shares went to PMI employees, and the remainder went to Altria employees who held PMI stock awards as a result of the spin-off. The grant date fair value of all the vested shares was approximately $123 million. The total fair value of the awards that vested in 2010 was approximately the same as the grant date fair value. The grant price information for restricted stock and deferred stock awarded prior to January 30, 2008, reflects the historical market price of Altria stock at date of grant and was not adjusted to reflect the spin-off.
Stock Option Awards
At December 31, 2012, PMI shares subject to option that remain under the 2008 Plan were as follows:

	Shares Subject to Option	Weighted- Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2012	63,944	$27.07
Options exercised	(27,133)	28.35
Options cancelled	—	—
Balance/Exercisable at December 31, 2012	36,811	$26.13	1 year	$2	million

For the years ended December 31, 2012, 2011 and 2010, the total intrinsic value of PMI stock options exercised was $2 million, $129 million and $292 million, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings per Share:
Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are participating securities and therefore are included in PMI’s earnings per share calculation pursuant to the two-class method.
Basic and diluted earnings per share (“EPS”) were calculated using the following:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Net earnings attributable to PMI	$8,800	$8,591	$7,259
Less distributed and undistributed earnings attributable to share-based payment awards	48	49	33
Net earnings for basic and diluted EPS	$8,752	$8,542	$7,226
Weighted-average shares for basic EPS	1,692	1,761	1,839
Plus incremental shares from assumed conversions:
Stock options	—	1	3
Weighted-average shares for diluted EPS	1,692	1,762	1,842

For the 2012, 2011 and 2010 computations, there were no antidilutive stock options.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes:
Earnings before income taxes and provision for income taxes consisted of the following for the years ended December 31, 2012, 2011 and 2010:

(in millions)	2012	2011	2010
Earnings before income taxes	$12,987	$12,532	$10,324
Provision for income taxes:
United States federal:
Current	$226	$270	$157
Deferred	(61)	118	145
	165	388	302
State and local	—	—	1
Total United States	165	388	303
Outside United States:
Current	3,855	3,368	2,567
Deferred	(187)	(103)	(44)
Total outside United States	3,668	3,265	2,523
Total provision for income taxes	$3,833	$3,653	$2,826

United States income tax is primarily attributable to repatriation costs.
At December 31, 2012, applicable United States federal income taxes and foreign withholding taxes have not been provided on approximately $18 billion of accumulated earnings of foreign subsidiaries that are expected to be permanently reinvested. These earnings have been or will be invested to support the growth of PMI's international business. Further, PMI does not foresee a need to repatriate these earnings to the U.S. since its U.S. cash requirements are supported by distributions from foreign entities of earnings that have not been designated as permanently reinvested and existing credit facilities. Repatriation of earnings from foreign subsidiaries for which PMI has asserted that the earnings are permanently reinvested would result in additional U.S. income and foreign withholding taxes. The determination of the amount of deferred tax related to these earnings is not practicable.
On March 28, 2008, PMI entered into a Tax Sharing Agreement (the “Tax Sharing Agreement”) with Altria. The Tax Sharing Agreement generally governs PMI’s and Altria’s respective rights, responsibilities and obligations for pre-distribution periods and for potential taxes on the spin-off of PMI by Altria. With respect to any potential tax resulting from the spin-off of PMI by Altria, responsibility for the tax will be allocated to the party that acted (or failed to act) in a manner that resulted in the tax.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010
Balance at January 1,	$104	$95	$174
Additions based on tax positions related to the current year	9	17	18
Additions for tax positions of previous years	309	8	35
Reductions for tax positions of prior years	(1)	(8)	(125)
Reductions due to lapse of statute of limitations	—	(7)	(1)
Settlements	(297)	—	(6)
Other	—	(1)	—
Balance at December 31,	$124	$104	$95

During 2012, PMI recorded additions to the unrecognized tax benefits liability for tax positions of previous years of $309 million. Included in this amount is $287 million which is related to the conclusion of the IRS examination of Altria's consolidated tax returns for the years 2004-2006. The settlement with the IRS resulted in a reduction of the unrecognized tax benefits liability of $296 million in the same period (reflected in the $297 million of settlements in the table above). After consideration of the impact of the settlement on repatriation costs for subsequent tax years as well as interest costs, the net impact on the 2012 effective tax rate was $79 million, as noted below.
Unrecognized tax benefits and PMI’s liability for contingent income taxes, interest and penalties were as follows:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Unrecognized tax benefits	$124	$104	$95
Accrued interest and penalties	37	28	30
Tax credits and other indirect benefits	(72)	(55)	(58)
Liability for tax contingencies	$89	$77	$67

The amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate was $50 million at December 31, 2012. The remainder, if recognized, would principally affect deferred taxes.
For the years ended December 31, 2012, 2011 and 2010, PMI recognized (expense) income in its consolidated statements of earnings of $(65) million, less than $1 million and $17 million, respectively, related to interest and penalties.
PMI is regularly examined by tax authorities around the world and is currently under examination in a number of jurisdictions. The U.S. federal statute of limitations remains open for the years 2007 and onward. Foreign and U.S. state jurisdictions have statutes of limitations generally ranging from three to five years. Years still open to examination by foreign tax authorities in major jurisdictions include Germany (2007 onward), Indonesia (2007 onward), Russia (2010 onward) and Switzerland (2011 onward).
It is reasonably possible that within the next twelve months certain tax examinations will close, which could result in a change in unrecognized tax benefits along with related interest and penalties. An estimate of any possible change cannot be made at this time.
The effective income tax rate on pre-tax earnings differed from the U.S. federal statutory rate for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
Foreign rate differences	(11.8)	(12.5)	(10.0)
Dividend repatriation cost	6.0	6.5	3.5
Reversal of tax reserves no longer required	—	—	(1.4)
Other	0.3	0.1	0.3
Effective tax rate	29.5%	29.1%	27.4%

The 2012 effective tax rate increased 0.4 percentage points to 29.5%. The 2012 effective tax rate was unfavorably impacted by an additional income tax provision of $79 million following the conclusion of the IRS examination of Altria's consolidated tax returns for the years 2004-2006, partially offset by a $40 million benefit from a tax accounting method change in Germany. Prior to March 28, 2008, PMI was a wholly owned subsidiary of Altria.
The 2011 effective tax rate increased 1.7 percentage points to 29.1%. The 2011 effective tax rate was favorably impacted by an enacted decrease in corporate income tax rates in Greece ($11 million) and the reversal of a valuation allowance in Brazil ($15 million).
The 2010 effective tax rate was favorably impacted by the reversal of tax reserves ($148 million) following the conclusion of the IRS examination of Altria's consolidated tax returns for the years 2000 through 2003, partially offset by the negative impact of an enacted increase in corporate income tax rates in Greece ($21 million) and the net result of an audit in Italy ($6 million).
The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities consisted of the following:

	At December 31,
(in millions)	2012	2011
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$279	$223
Accrued pension costs	262	193
Inventory	135	76
Accrued liabilities	150	145
Foreign exchange	52	—
Other	139	110
Total deferred income tax assets	1,017	747
Deferred income tax liabilities:
Trade names	(816)	(818)
Property, plant and equipment	(320)	(323)
Unremitted earnings	(845)	(897)
Foreign exchange	—	(31)
Total deferred income tax liabilities	(1,981)	(2,069)
Net deferred income tax liabilities	$(964)	$(1,322)

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting:
PMI’s subsidiaries and affiliates are engaged in the manufacture and sale of cigarettes and other tobacco products in markets outside of the United States of America. Reportable segments for PMI are organized and managed by geographic region. PMI’s reportable segments are European Union; Eastern Europe, Middle East & Africa; Asia, and Latin America & Canada. PMI records net revenues and operating companies income to its segments based upon the geographic area in which the customer resides.
PMI’s management evaluates segment performance and allocates resources based on operating companies income, which PMI defines as operating income before general corporate expenses and amortization of intangibles. Interest expense, net, and provision for income taxes are centrally managed; accordingly, such items are not presented by segment since they are excluded from the measure of segment profitability reviewed by management. Information about total assets by segment is not disclosed because such information is not reported to or used by PMI’s chief operating decision maker. Segment goodwill and other intangible assets, net, are disclosed in Note 3. Goodwill and Other Intangible Assets, net. The accounting policies of the segments are the same as those described in Note 2. Summary of Significant Accounting Policies.
Segment data were as follows:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Net revenues:
European Union	$27,338	$29,768	$28,050
Eastern Europe, Middle East & Africa	19,272	17,452	15,928
Asia	21,071	19,590	15,235
Latin America & Canada	9,712	9,536	8,500
Net revenues(1)	$77,393	$76,346	$67,713
Earnings before income taxes:
Operating companies income:
European Union	$4,187	$4,560	$4,311
Eastern Europe, Middle East & Africa	3,726	3,229	3,152
Asia	5,197	4,836	3,049
Latin America & Canada	1,043	988	953
Amortization of intangibles	(97)	(98)	(88)
General corporate expenses	(210)	(183)	(177)
Operating income	13,846	13,332	11,200
Interest expense, net	(859)	(800)	(876)
Earnings before income taxes	$12,987	$12,532	$10,324

(1)
Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Depreciation expense:
European Union	$181	$210	$212
Eastern Europe, Middle East & Africa	211	227	215
Asia	315	358	332
Latin America & Canada	84	90	75
	791	885	834
Other	10	10	10
Total depreciation expense	$801	$895	$844
Capital expenditures:
European Union	$391	$382	$329
Eastern Europe, Middle East & Africa	197	133	102
Asia	277	208	161
Latin America & Canada	127	140	120
	992	863	712
Other	64	34	1
Total capital expenditures	$1,056	$897	$713

	At December 31,
(in millions)	2012	2011	2010
Long-lived assets:
European Union	$3,066	$2,938	$3,226
Eastern Europe, Middle East & Africa	1,215	1,094	1,158
Asia	1,831	1,687	1,765
Latin America & Canada	735	706	663
	6,847	6,425	6,812
Other	139	146	195
Total long-lived assets	$6,986	$6,571	$7,007

Long-lived assets consist of non-current assets other than goodwill; other intangible assets, net, and deferred tax assets. PMI’s largest market in terms of long-lived assets is Switzerland. Total long-lived assets located in Switzerland, which is reflected in the European Union segment above, were $1.1 billion, $1.0 billion and $1.0 billion at December 31, 2012, 2011 and 2010, respectively.
Items affecting the comparability of results from operations were as follows:

•	Asset Impairment and Exit Costs— See Note 5. Asset Impairment and Exit Costs for a breakdown of asset impairment and exit costs by segment.

•	Acquisitions and Other Business Arrangements— For further details, see Note 6. Acquisitions and Other Business Arrangements.

Benefit Plans	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Benefit Plans
Benefit Plans:
Pension coverage for employees of PMI’s subsidiaries is provided, to the extent deemed appropriate, through separate plans, many of which are governed by local statutory requirements. In addition, PMI provides health care and other benefits to substantially all U.S. retired employees and certain non-U.S. retired employees. In general, health care benefits for non-U.S. retired employees are covered through local government plans.
Pension Plans
Obligations and Funded Status
The benefit obligations, plan assets and funded status of PMI’s pension plans at December 31, 2012 and 2011, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2012	2011	2012	2011
Benefit obligation at January 1,	$352	$321	$5,625	$4,932
Service cost	6	5	189	178
Interest cost	16	16	189	205
Benefits paid	(16)	(21)	(160)	(208)
Termination, settlement and curtailment	—	—	(8)	(4)
Assumption changes	28	44	1,176	510
Actuarial (gains) losses	(3)	(13)	41	6
Currency	—	—	167	(52)
Other	—	—	43	58
Benefit obligation at December 31,	383	352	7,262	5,625
Fair value of plan assets at January 1,	269	251	4,778	4,623
Actual return on plan assets	27	9	625	(162)
Employer contributions	4	30	203	505
Employee contributions	—	—	47	43
Benefits paid	(16)	(21)	(160)	(208)
Termination, settlement and curtailment	—	—	(5)	—
Currency	—	—	139	(23)
Fair value of plan assets at December 31,	284	269	5,627	4,778
Net pension liability recognized at December 31,	$(99)	$(83)	$(1,635)	$(847)

At December 31, 2012 and 2011, the combined U.S. and non-U.S. pension plans resulted in a net pension liability of $1,734 million and $930 million, respectively. These amounts were recognized in PMI’s consolidated balance sheets at December 31, 2012 and 2011, as follows:

(in millions)	2012	2011
Other assets	$29	$40
Accrued liabilities — employment costs	(22)	(23)
Long-term employment costs	(1,741)	(947)
	$(1,734)	$(930)

The accumulated benefit obligation, which represents benefits earned to date, for the U.S. pension plans was $354 million and $323 million at December 31, 2012 and 2011, respectively. The accumulated benefit obligation for non-U.S. pension plans was $6,469 million and $5,042 million at December 31, 2012 and 2011, respectively.

For U.S. pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation and accumulated benefit obligation were $86 million and $78 million, respectively, as of December 31, 2012. The projected benefit obligation and accumulated benefit obligation were $76 million and $66 million, respectively, as of December 31, 2011. The underfunding relates to plans for salaried employees that cannot be funded under IRS regulations. For non-U.S. plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets were $6,786 million, $6,058 million, and $5,162 million, respectively, as of December 31, 2012, and $3,785 million, $3,343 million, and $2,973 million, respectively, as of December 31, 2011.
The following weighted-average assumptions were used to determine PMI’s benefit obligations at December 31:

	U.S. Plans		Non-U.S. Plans
	2012	2011	2012	2011
Discount rate	4.05%	4.50%	2.38%	3.40%
Rate of compensation increase	3.50	3.50	2.61	2.66

The discount rate for PMI’s U.S. plans is based on an index of high-quality corporate bonds with durations that match the benefit obligations. The discount rate for PMI’s non-U.S. plans was developed from local bond indices that match local benefit obligations as closely as possible.
Components of Net Periodic Benefit Cost
Net periodic pension cost consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	U.S. Plans			Non-U.S. Plans
(in millions)	2012	2011	2010	2012	2011	2010
Service cost	$6	$5	$6	$189	$178	$160
Interest cost	16	16	18	189	205	189
Expected return on plan assets	(15)	(15)	(16)	(320)	(323)	(283)
Amortization:
Net losses	9	5	5	120	58	39
Prior service cost	1	1	1	9	8	9
Net transition obligation	—	—	—	1	1	—
Termination, settlement and curtailment	2	2	1	—	1	(6)
Net periodic pension cost	$19	$14	$15	$188	$128	$108

Termination, settlement and curtailment charges were due primarily to early retirement programs.
For the combined U.S. and non-U.S. pension plans, the estimated net loss and prior service cost that are expected to be amortized from accumulated other comprehensive earnings into net periodic benefit cost during 2013 are $212 million and $10 million, respectively.
The following weighted-average assumptions were used to determine PMI’s net pension cost:

	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.50%	5.40%	5.90%	3.40%	4.00%	4.33%
Expected rate of return on plan assets	5.70	6.25	7.20	6.21	6.21	6.69
Rate of compensation increase	3.50	3.50	4.50	2.66	2.90	3.21

PMI’s expected rate of return on plan assets is determined by the plan assets’ historical long-term investment performance, current asset allocation and estimates of future long-term returns by asset class.
PMI and certain of its subsidiaries sponsor defined contribution plans. Amounts charged to expense for defined contribution plans totaled $66 million, $61 million and $53 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Plan Assets
PMI’s investment strategy for U.S. and non-U.S. plans is based on an expectation that equity securities will outperform debt securities over the long term. Accordingly, the target allocation of PMI’s plan assets is broadly characterized as approximately a 60%/40% split between equity and debt securities. The strategy primarily utilizes indexed U.S. equity securities, international equity securities and investment-grade debt securities. PMI’s plans have no investments in hedge funds, private equity or derivatives. PMI attempts to mitigate investment risk by rebalancing between equity and debt asset classes once a year or as PMI’s contributions and benefit payments are made.

The fair value of PMI’s pension plan assets at December 31, 2012 and 2011, by asset category was as follows:

Asset Category (in millions)	At December 31, 2012	Quoted Prices In Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$420	$420	$—	$—
Equity securities:
U.S. securities	106	106	—	—
International securities	1,129	1,129	—	—
Investment funds(a)(b)	3,805	2,313	1,492	—
International government bonds	411	411	—	—
Corporate bonds	3	3	—	—
Other	37	37	—	—
Total	$5,911	$4,419	$1,492	$—

(a)
Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 60% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 9% are invested in corporate bonds, and 7% are invested in real estate and other money markets.

(b)	Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.

Asset Category (in millions)	At December 31, 2011	Quoted Prices In Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$11	$11	$—	$—
Equity securities:
U.S. securities	89	89	—	—
International securities	894	894	—	—
Investment funds(c)	3,704	826	2,878	—
International government bonds	314	314	—	—
Corporate bonds	2	2	—	—
Other	33	32	1	—
Total	$5,047	$2,168	$2,879	$—

(c)
Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 53% are invested in U.S. and international equities; 34% are invested in U.S. and international government bonds; 7% are invested in corporate bonds, and 6% are invested in real estate and other money markets.

See Note 16. Fair Value Measurements for a discussion of the fair value of pension plan assets.
PMI makes, and plans to make, contributions, to the extent that they are tax deductible and to meet specific funding requirements of its funded U.S. and non-U.S. plans. Currently, PMI anticipates making contributions of approximately $220 million in 2013 to its pension plans, based on current tax and benefit laws. However, this estimate is subject to change as a result of changes in tax and other benefit laws, as well as asset performance significantly above or below the assumed long-term rate of return on pension assets, or changes in interest rates.

The estimated future benefit payments from PMI pension plans at December 31, 2012, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2013	$14	$210
2014	45	219
2015	17	229
2016	18	241
2017	19	250
2018 - 2022	103	1,470

Postretirement Benefit Plans
Net postretirement health care costs consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	U.S. Plans			Non-U.S. Plans
(in millions)	2012	2011	2010	2012	2011	2010
Service cost	$2	$2	$2	$2	$2	$2
Interest cost	5	5	5	5	5	5
Amortization:
Net losses	2	1	1	1	1	—
Net postretirement health care costs	$9	$8	$8	$8	$8	$7

The following weighted-average assumptions were used to determine PMI’s net postretirement costs for the years ended December 31, 2012, 2011 and 2010:

	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.50%	5.40%	5.90%	5.45%	5.14%	5.99%
Health care cost trend rate	7.50	8.00	7.50	6.55	6.29	7.14

PMI’s postretirement health care plans are not funded. The changes in the accumulated benefit obligation and net amount accrued at December 31, 2012 and 2011, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2012	2011	2012	2011
Accumulated postretirement benefit obligation at January 1,	$115	$98	$96	$99
Service cost	2	2	2	2
Interest cost	5	5	5	5
Benefits paid	(4)	(4)	(5)	(5)
Assumption changes	10	11	11	(1)
Actuarial losses (gains)	4	3	6	(2)
Plan changes	—	—	(3)	—
Currency	—	—	1	(2)
Accumulated postretirement benefit obligation at December 31,	$132	$115	$113	$96

The current portion of PMI’s accrued postretirement health care costs of $11 million at December 31, 2012 and $10 million at December 31, 2011, is included in accrued employment costs on the consolidated balance sheet.
The following weighted-average assumptions were used to determine PMI’s postretirement benefit obligations at December 31, 2012 and 2011:

	U.S. Plans		Non-U.S. Plans
	2012	2011	2012	2011
Discount rate	4.05%	4.50%	4.59%	5.45%
Health care cost trend rate assumed for next year	7.50	7.50	6.46	6.55
Ultimate trend rate	5.00	5.00	4.88	4.77
Year that rate reaches the ultimate trend rate	2018	2017	2029	2029

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care trend rates would have the following effects as of December 31, 2012:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total service and interest cost	19.9%	(15.3)%
Effect on postretirement benefit obligation	15.1	(12.1)

PMI’s estimated future benefit payments for its postretirement health care plans at December 31, 2012, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2013	$5	$6
2014	5	5
2015	6	5
2016	6	5
2017	6	5
2018 - 2022	33	28

Postemployment Benefit Plans
PMI and certain of its subsidiaries sponsor postemployment benefit plans covering substantially all salaried and certain hourly employees. The cost of these plans is charged to expense over the working life of the covered employees. Net postemployment costs consisted of the following:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Service cost	$30	$28	$26
Interest cost	22	22	24
Amortization of net loss	53	39	39
Other expense	75	106	54
Net postemployment costs	$180	$195	$143

During 2012, 2011 and 2010, certain salaried employees left PMI under separation programs. These programs resulted in incremental postemployment costs, which are included in other expense, above.
The estimated net loss for the postemployment benefit plans that will be amortized from accumulated other comprehensive losses into net postemployment costs during 2013 is approximately $59 million.
The changes in the benefit obligations of the plans at December 31, 2012 and 2011, were as follows:

(in millions)	2012	2011
Accrued postemployment costs at January 1,	$619	$574
Service cost	30	28
Interest cost	22	22
Benefits paid	(196)	(223)
Actuarial losses	129	118
Other	78	100
Accrued postemployment costs at December 31,	$682	$619

The accrued postemployment costs were determined using a weighted-average discount rate of 4.4% and 6.8% in 2012 and 2011, respectively; an assumed ultimate annual weighted-average turnover rate of 2.1% and 2.5% in 2012 and 2011, respectively; assumed compensation cost increases of 3.9% in 2012 and 3.0% in 2011 and assumed benefits as defined in the respective plans. In accordance with local regulations, certain postemployment plans are funded. As a result, the accrued postemployment costs shown above are presented net of the related assets of $28 million and $24 million at December 31, 2012 and 2011, respectively. Postemployment costs arising from actions that offer employees benefits in excess of those specified in the respective plans are charged to expense when incurred.
Comprehensive Earnings (Losses)
The amounts recorded in accumulated other comprehensive losses at December 31, 2012, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(3,199)	$(82)	$(612)	$(3,893)
Prior service cost	(60)	7	—	(53)
Net transition obligation	(7)	—	—	(7)
Deferred income taxes	377	26	185	588
Losses to be amortized	$(2,889)	$(49)	$(427)	$(3,365)
The amounts recorded in accumulated other comprehensive losses at December 31, 2011, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(2,401)	$(54)	$(536)	$(2,991)
Prior service cost	(70)	3	—	(67)
Net transition obligation	(8)	—	—	(8)
Deferred income taxes	299	19	163	481
Losses to be amortized	$(2,180)	$(32)	$(373)	$(2,585)
The amounts recorded in accumulated other comprehensive losses at December 31, 2010, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(1,425)	$(46)	$(468)	$(1,939)
Prior service cost	(62)	4	—	(58)
Net transition obligation	(9)	—	—	(9)
Deferred income taxes	199	15	142	356
Losses to be amortized	$(1,297)	$(27)	$(326)	$(1,650)

The movements in other comprehensive earnings (losses) during the year ended December 31, 2012, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$129	$3	$53	$185
Prior service cost	10	—	—	10
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	4	—	—	4
Deferred income taxes	(20)	(1)	(16)	(37)
	124	2	37	163
Other movements during the year:
Net losses	(931)	(31)	(129)	(1,091)
Prior service cost	—	4	—	4
Deferred income taxes	98	8	38	144
	(833)	(19)	(91)	(943)
Total movements in other comprehensive losses	$(709)	$(17)	$(54)	$(780)

The movements in other comprehensive earnings (losses) during the year ended December 31, 2011, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$63	$3	$39	$105
Prior service cost	9	(1)	—	8
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	3	—	—	3
Deferred income taxes	(10)	(1)	(12)	(23)
	66	1	27	94
Other movements during the year:
Net losses	(1,042)	(11)	(107)	(1,160)
Prior service cost	(17)	—	—	(17)
Deferred income taxes	110	5	33	148
	$(949)	$(6)	$(74)	$(1,029)
Total movements in other comprehensive losses	$(883)	$(5)	$(47)	$(935)
The movements in other comprehensive earnings (losses) during the year ended December 31, 2010, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$44	$1	$39	$84
Prior service cost	10	—	—	10
Other income/expense:
Net gains	(1)	—	—	(1)
Prior service cost	3	—	—	3
Deferred income taxes	(8)	—	(12)	(20)
	48	1	27	76
Other movements during the year:
Net losses	(294)	(20)	(44)	(358)
Prior service cost	(3)	—	—	(3)
Deferred income taxes	23	6	14	43
	$(274)	$(14)	$(30)	$(318)
Total movements in other comprehensive losses	$(226)	$(13)	$(3)	$(242)

Additional Information	12 Months Ended
Dec. 31, 2012
Additional Information [Abstract]
Additional Information
Additional Information:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Research and development expense	$415	$413	$391
Advertising expense	$483	$464	$402
Interest expense	$1,007	$934	$974
Interest income	(148)	(134)	(98)
Interest expense, net	$859	$800	$876
Rent expense	$318	$308	$278

Minimum rental commitments under non-cancelable operating leases in effect at December 31, 2012, were as follows:

(in millions)
2013	$218
2014	157
2015	104
2016	80
2017	66
Thereafter	226
$851

Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments:
Overview
PMI operates in markets outside of the United States of America, with manufacturing and sales facilities in various locations around the world. PMI utilizes certain financial instruments to manage foreign currency exposure. Derivative financial instruments are used by PMI principally to reduce exposures to market risks resulting from fluctuations in foreign currency exchange rates by creating offsetting exposures. PMI is not a party to leveraged derivatives and, by policy, does not use derivative financial instruments for speculative purposes. Financial instruments qualifying for hedge accounting must maintain a specified level of effectiveness between the hedging instrument and the item being hedged, both at inception and throughout the hedged period. PMI formally documents the nature and relationships between the hedging instruments and hedged items, as well as its risk-management objectives, strategies for undertaking the various hedge transactions and method of assessing hedge effectiveness. Additionally, for hedges of forecasted transactions, the significant characteristics and expected terms of the forecasted transaction must be specifically identified, and it must be probable that each forecasted transaction will occur. If it were deemed probable that the forecasted transaction would not occur, the gain or loss would be recognized in earnings. PMI reports its net transaction gains or losses in marketing, administration and research costs on the consolidated statements of earnings.
PMI uses deliverable and non-deliverable forward foreign exchange contracts, foreign currency swaps, foreign currency collars and foreign currency options, collectively referred to as foreign exchange contracts, to mitigate its exposure to changes in exchange rates from third-party and intercompany actual and forecasted transactions. The primary currencies to which PMI is exposed include the Euro, Indonesian rupiah, Japanese yen, Mexican peso, Russian ruble, Swiss franc and Turkish lira. At December 31, 2012 and 2011, PMI had contracts with aggregate notional amounts of $13.7 billion and $13.1 billion, respectively. Of the $13.7 billion aggregate notional amount at December 31, 2012, $2.7 billion related to cash flow hedges, $1.1 billion related to hedges of net investments in foreign operations, and $9.9 billion related to other derivatives that primarily offset currency exposures on intercompany financing. Of the $13.1 billion aggregate notional amount at December 31, 2011, $3.4 billion related to cash flow hedges, and $9.7 billion related to other derivatives that primarily offset currency exposures on intercompany financing.
The fair value of PMI’s foreign exchange contracts included in the consolidated balance sheet as of December 31, 2012 and 2011, were as follows:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
(in millions)	Balance Sheet Classification	2012	2011	Balance Sheet Classification	2012	2011
Foreign exchange contracts designated as hedging instruments	Other current assets	$146	$57	Other accrued liabilities	$8	$4
Foreign exchange contracts not designated as hedging instruments	Other current assets	14	88	Other accrued liabilities	47	62
Total derivatives		$160	$145		$55	$66

Hedging activities, which represent movement in derivatives as well as the respective underlying transactions, had the following effect on PMI’s consolidated statements of earnings and comprehensive earnings:

	For the Year Ended December 31, 2012
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$66		$—		$66
Cost of sales	19		—		19
Marketing, administration and research costs	—		—		—
Operating income	85		—		85
Interest expense, net	(60)		14		(46)
Earnings before income taxes	25		14		39
Provision for income taxes	(3)		1		(2)
Net earnings attributable to PMI	$22		$15		$37

Other Comprehensive Earnings/(Losses):
Gains transferred to earnings	$(25)			$3	$(22)
Recognized gains	113			(14)	99
Net impact on equity	$88			$(11)	$77
Currency translation adjustments		$(19)		$5	$(14)

	For the Year Ended December 31, 2011
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$(17)		$—		$(17)
Cost of sales	34		—		34
Marketing, administration and research costs	—		—		—
Operating income	17		—		17
Interest expense, net	(37)		56		19
Earnings before income taxes	(20)		56		36
Provision for income taxes	2		(13)		(11)
Net earnings attributable to PMI	$(18)		$43		$25

Other Comprehensive Earnings/(Losses):
Losses transferred to earnings	$20			$(2)	$18
Recognized losses	(4)			(1)	(5)
Net impact on equity	$16			$(3)	$13
Currency translation adjustments		$2			$2

	For the Year Ended December 31, 2010
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$24		$—		$24
Cost of sales	(14)		—		(14)
Marketing, administration and research costs	3		(3)		—
Operating income	13		(3)		10
Interest expense, net	(49)		10		(39)
Earnings before income taxes	(36)		7		(29)
Provision for income taxes	3		(1)		2
Net earnings attributable to PMI	$(33)		$6		$(27)
Other Comprehensive Earnings/(Losses):
Losses transferred to earnings	$36			$(3)	$33
Recognized losses	(56)			6	(50)
Net impact on equity	$(20)			$3	$(17)
Currency translation adjustments	$(2)	$24		$(10)	$12

Each type of hedging activity is described in greater detail below.
Cash Flow Hedges
PMI has entered into foreign exchange contracts to hedge foreign currency exchange risk related to certain forecasted transactions. The effective portion of gains and losses associated with qualifying cash flow hedge contracts is deferred as a component of accumulated other comprehensive losses until the underlying hedged transactions are reported in PMI’s consolidated statements of earnings. During the years ended December 31, 2012, 2011 and 2010, ineffectiveness related to cash flow hedges was not material. As of December 31, 2012, PMI has hedged forecasted transactions for periods not exceeding the next twelve months. The impact of these hedges is included in operating cash flows on PMI’s consolidated statement of cash flows.
For the years ended December 31, 2012, 2011 and 2010, foreign exchange contracts that were designated as cash flow hedging instruments impacted the consolidated statements of earnings and comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Cash Flow Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives
		2012	2011	2010	2012	2011	2010
Foreign exchange contracts					$113	$(4)	$(56)
	Net revenues	$66	$(17)	$24
	Cost of sales	19	34	(14)
	Marketing, administration and research costs	—	—	3
	Interest expense, net	(60)	(37)	(49)
Total		$25	$(20)	$(36)	$113	$(4)	$(56)
Hedges of Net Investments in Foreign Operations
PMI designates certain foreign currency denominated debt and foreign exchange contracts as net investment hedges of its foreign operations. For the years ended December 31, 2012, 2011 and 2010, these hedges of net investments resulted in gains (losses), net of income taxes, of $(95) million, $(37) million and $315 million, respectively. These gains (losses) were reported as a component of accumulated other comprehensive losses within currency translation adjustments. For the years ended December 31, 2012, 2011 and 2010, ineffectiveness related to net investment hedges was not material. Other investing cash flows on PMI’s consolidated statements of cash flows include the premiums paid for and settlements of net investment hedges.
For the years ended December 31, 2012, 2011 and 2010, foreign exchange contracts that were designated as net investment hedging instruments impacted the consolidated statements of earnings and comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Net Investment Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives
		2012	2011	2010	2012	2011	2010
Foreign exchange contracts					$(19)	$2	$24
	Interest expense, net	$—	$—	$—

Other Derivatives
PMI has entered into foreign exchange contracts to hedge the foreign currency exchange risks related to intercompany loans between certain subsidiaries, and third-party loans. While effective as economic hedges, no hedge accounting is applied for these contracts; therefore, the unrealized gains (losses) relating to these contracts are reported in PMI’s consolidated statement of earnings. For the years ended December 31, 2012, 2011 and 2010, the gains (losses) from contracts for which PMI did not apply hedge accounting were $102 million, $34 million and $(97) million, respectively. The gains (losses) from these contracts substantially offset the losses and gains generated by the underlying intercompany and third-party loans being hedged.
As a result, for the years ended December 31, 2012, 2011 and 2010, these items impacted the consolidated statement of earnings as follows:

(pre-tax, in millions)
Derivatives not Designated as Hedging Instruments	Statement of Earnings Classification of Gain/(Loss)	Amount of Gain/(Loss) Recognized in Earnings
		2012	2011	2010
Foreign exchange contracts
	Marketing, administration and research costs	$—	$—	$(3)
	Interest expense, net	14	56	10
Total		$14	$56	$7

Qualifying Hedging Activities Reported in Accumulated Other Comprehensive Losses

Derivative gains or losses reported in accumulated other comprehensive losses are a result of qualifying hedging activity. Transfers of these gains or losses to earnings are offset by the corresponding gains or losses on the underlying hedged item. Hedging activity affected accumulated other comprehensive losses, net of income taxes, as follows:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Gain as of January 1,	$15	$2	$19
Derivative (gains)/losses transferred to earnings	(22)	18	33
Change in fair value	99	(5)	(50)
Gain as of December 31,	$92	$15	$2

At December 31, 2012, PMI expects $90 million of derivative gains that are included in accumulated other comprehensive losses to be reclassified to the consolidated statement of earnings within the next twelve months. These gains are expected to be substantially offset by the statement of earnings impact of the respective hedged transactions.
Contingent Features
PMI’s derivative instruments do not contain contingent features.
Credit Exposure and Credit Risk
PMI is exposed to credit loss in the event of non-performance by counterparties. While PMI does not anticipate non-performance, its risk is limited to the fair value of the financial instruments. PMI actively monitors its exposure to credit risk through the use of credit approvals and credit limits, and by selecting and continuously monitoring a diverse group of major international banks and financial institutions as counterparties.
Fair Value
See Note 16. Fair Value Measurements for disclosures related to the fair value of PMI’s derivative financial instruments.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements:
The authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of input that may be used to measure fair value, which are as follows:

Level 1	—	Quoted prices in active markets for identical assets or liabilities;
Level 2	—
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

PMI's policy is to reflect transfers between hierarchy levels at the end of the reporting period.
Derivative Financial Instruments — Foreign Exchange Contracts
PMI assesses the fair value of its derivative financial instruments, which consist of deliverable and non-deliverable foreign exchange forward contracts, foreign currency swaps, foreign currency collars and foreign currency options, using internally developed models that use, as their basis, readily observable market inputs. The fair value of PMI’s foreign exchange forward contracts is determined by using the prevailing foreign exchange spot rates and interest rate differentials, and the respective maturity dates of the instruments. The fair value of PMI’s currency options is determined by using a Black-Scholes methodology based on foreign exchange spot rates and interest rate differentials, currency volatilities and maturity dates. PMI’s derivative financial instruments have been classified within Level 2 at December 31, 2012 and 2011. See Note 15. Financial Instruments for additional discussion on derivative financial instruments.
Pension Plan Assets
The fair value of pension plan assets, determined by using readily available quoted market prices in active markets, has been classified within Level 1 of the fair value hierarchy at December 31, 2012 and 2011. The fair value of pension plan assets determined by using quoted prices in markets that are not active has been classified within Level 2 at December 31, 2012 and 2011. See Note 13. Benefit Plans for additional discussion on pension plan assets.
Debt
The fair value of PMI’s outstanding debt, which is utilized solely for disclosure purposes, is determined using quotes and market interest rates currently available to PMI for issuances of debt with similar terms and remaining maturities. The aggregate carrying value of PMI’s debt, excluding short-term borrowings and $37 million of capital lease obligations, was $20,383 million at December 31, 2012. The aggregate carrying value of PMI’s debt, excluding short-term borrowings and $85 million of capital lease obligations, was $16,949 million at December 31, 2011.
The aggregate fair values of PMI’s derivative financial instruments, pension plan assets and debt as of December 31, 2012 and 2011, were as follows:

(in millions)	Fair Value At December 31, 2012	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$160	$—	$160	$—
Pension plan assets (a)	5,911	4,419	1,492	—
Total assets	$6,071	$4,419	$1,652	$—
Liabilities:
Debt	$22,719	$22,316	$403	$—
Foreign exchange contracts	55	—	55	—
Total liabilities	$22,774	$22,316	$458	$—

(a) Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.

(in millions)	Fair Value At December 31, 2011	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$145	$—	$145	$—
Pension plan assets	5,047	2,168	2,879	—
Total assets	$5,192	$2,168	$3,024	$—
Liabilities:
Debt	$18,900	$18,458	$442	$—
Foreign exchange contracts	66	—	66	—
Total liabilities	$18,966	$18,458	$508	$—

Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Losses
Accumulated Other Comprehensive Losses:
PMI's accumulated other comprehensive losses, net of taxes, consisted of the following:

(Losses) Earnings	At December 31,
(in millions)	2012	2011	2010
Currency translation adjustments	$(331)	$(293)	$507
Pension and other benefits	(3,365)	(2,585)	(1,650)
Derivatives accounted for as hedges	92	15	2
Equity securities	—	—	1
Total accumulated other comprehensive losses	$(3,604)	$(2,863)	$(1,140)

Colombian Investment and Cooperation Agreement	12 Months Ended
Dec. 31, 2012
Colombian Investment and Cooperation Agreement [Abstract]
Colombian Investment and Cooperation Agreement
Colombian Investment and Cooperation Agreement:
On June 19, 2009, PMI announced that it had signed an agreement with the Republic of Colombia, together with the Departments of Colombia and the Capital District of Bogota, to promote investment and cooperation with respect to the Colombian tobacco market and to fight counterfeit and contraband tobacco products. The Investment and Cooperation Agreement provides $200 million in funding to the Colombian governments over a 20-year period to address issues of mutual interest, such as combating the illegal cigarette trade, including the threat of counterfeit tobacco products, and increasing the quality and quantity of locally grown tobacco. As a result of the Investment and Cooperation Agreement, PMI recorded a pre-tax charge of $135 million in the operating results of the Latin America & Canada segment during the second quarter of 2009.
At December 31, 2012 and 2011, PMI had $77 million and $79 million, respectively, of discounted liabilities associated with the Colombian Investment and Cooperation Agreement. These discounted liabilities are primarily reflected in other long-term liabilities on the consolidated balance sheets and are expected to be paid through 2028.

RBH Legal Settlement	12 Months Ended
Dec. 31, 2012
RBH Legal Settlement [Abstract]
RBH Legal Settlement
RBH Legal Settlement:
On July 31, 2008, Rothmans Inc. ("Rothmans") announced the finalization of a CAD 550 million settlement (or approximately $540 million, based on the prevailing exchange rate at that time) between itself and Rothmans, Benson & Hedges Inc. ("RBH"), on the one hand, and the Government of Canada and all ten provinces, on the other hand. The settlement resolves the Royal Canadian Mounted Police's investigation relating to products exported from Canada by RBH during the 1989-1996 period. Rothmans' sole holding was a 60% interest in RBH. The remaining 40% interest in RBH was owned by PMI.
Subsequent to the finalization of the settlement, PMI announced that it had entered into an agreement with Rothmans to purchase, by way of a tender offer, all of the outstanding common shares of Rothmans. In October 2008, PMI completed the acquisition of all of Rothmans shares.
At December 31, 2012 and 2011, PMI had $190 million and $212 million, respectively, of discounted accrued settlement charges associated with the RBH legal settlement. These accrued settlement charges are primarily reflected in other long-term liabilities on the consolidated balance sheets and are expected to be paid through 2019.

E.C. Agreement	12 Months Ended
Dec. 31, 2012
E.C. Agreement [Abstract]
E.C. Agreement
E.C. Agreement:
In 2004, PMI entered into an agreement with the European Commission (“E.C.”) and 10 Member States of the European Union that provides for broad cooperation with European law enforcement agencies on anti-contraband and anti-counterfeit efforts. This agreement has been signed by all 27 Member States. The agreement resolves all disputes between the parties relating to these issues. Under the terms of the agreement, PMI will make 13 payments over 12 years, including an initial payment of $250 million, which was recorded as a pre-tax charge against its earnings in 2004. The agreement calls for additional payments of approximately $150 million on the first anniversary of the agreement (this payment was made in July 2005), approximately $100 million on the second anniversary (this payment was made in July 2006) and approximately $75 million each year thereafter for 10 years, each of which is to be adjusted based on certain variables, including PMI’s market share in the European Union in the year preceding payment. Because future additional payments are subject to these variables, PMI records charges for them as an expense in cost of sales when product is shipped. In addition, PMI is also responsible to pay the excise taxes, VAT and customs duties on qualifying product seizures of up to 90 million cigarettes and is subject to payments of five times the applicable taxes and duties if qualifying product seizures exceed 90 million cigarettes in a given year. To date, PMI’s annual payments related to product seizures have been immaterial. Total charges related to the E.C. Agreement of $78 million, $86 million and $91 million were recorded in cost of sales in 2012, 2011 and 2010, respectively.

Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies:
Tobacco-Related Litigation
Legal proceedings covering a wide range of matters are pending or threatened against us, and/or our subsidiaries, and/or our indemnitees in various jurisdictions. Our indemnitees include distributors, licensees, and others that have been named as parties in certain cases and that we have agreed to defend, as well as to pay costs and some or all of judgments, if any, that may be entered against them. Pursuant to the terms of the Distribution Agreement between Altria and PMI, PMI will indemnify Altria and PM USA for tobacco product claims based in substantial part on products manufactured by PMI or contract manufactured for PMI by PM USA, and PM USA will indemnify PMI for tobacco product claims based in substantial part on products manufactured by PM USA, excluding tobacco products contract manufactured for PMI.
It is possible that there could be adverse developments in pending cases against us and our subsidiaries. An unfavorable outcome or settlement of pending tobacco-related litigation could encourage the commencement of additional litigation.
Damages claimed in some of the tobacco-related litigation are significant and, in certain cases in Brazil, Canada, Israel and Nigeria, range into the billions of U.S. dollars. The variability in pleadings in multiple jurisdictions, together with the actual experience of management in litigating claims, demonstrate that the monetary relief that may be specified in a lawsuit bears little relevance to the ultimate outcome. Much of the tobacco-related litigation is in its early stages, and litigation is subject to uncertainty. However, as discussed below, we have to date been largely successful in defending tobacco-related litigation.
We and our subsidiaries record provisions in the consolidated financial statements for pending litigation when we determine that an unfavorable outcome is probable and the amount of the loss can be reasonably estimated. At the present time, while it is reasonably possible that an unfavorable outcome in a case may occur, after assessing the information available to it (i) management has not concluded that it is probable that a loss has been incurred in any of the pending tobacco-related cases; (ii) management is unable to estimate the possible loss or range of loss for any of the pending tobacco-related cases; and (iii) accordingly, no estimated loss has been accrued in the consolidated financial statements for unfavorable outcomes in these cases, if any. Legal defense costs are expensed as incurred.
It is possible that our consolidated results of operations, cash flows or financial position could be materially affected in a particular fiscal quarter or fiscal year by an unfavorable outcome or settlement of certain pending litigation. Nevertheless, although litigation is subject to uncertainty, we and each of our subsidiaries named as a defendant believe, and each has been so advised by counsel handling the respective cases, that we have valid defenses to the litigation pending against us, as well as valid bases for appeal of adverse verdicts, if any. All such cases are, and will continue to be, vigorously defended. However, we and our subsidiaries may enter into settlement discussions in particular cases if we believe it is in our best interests to do so.
To date, we have paid total judgments, including costs, of approximately six thousand Euros in tobacco-related cases. These payments were made in order to appeal three Italian small claims cases, all of which were subsequently reversed on appeal. To date, no tobacco-related case has been finally resolved in favor of a plaintiff against us, our subsidiaries or indemnitees.
The table below lists the number of tobacco-related cases pending against us and/or our subsidiaries or indemnitees as of December 31, 2012, 2011 and 2010:

Type of Case	Number of Cases Pending as of December 31, 2012	Number of Cases Pending as of December 31, 2011	Number of Cases Pending as of December 31, 2010
Individual Smoking and Health Cases	76	75	94
Smoking and Health Class Actions	11	10	11
Health Care Cost Recovery Actions	15	11	10
Lights Class Actions	2	2	2
Individual Lights Cases (small claims court)	7	9	10
Public Civil Actions	4	3	7

Since 1995, when the first tobacco-related litigation was filed against a PMI entity, 387 Smoking and Health, Lights, Health Care Cost Recovery, and Public Civil Actions in which we and/or one of our subsidiaries and/or indemnitees were a defendant have been terminated in our favor. Ten cases have had decisions in favor of plaintiffs. Seven of these cases have subsequently reached final resolution in our favor and three remain on appeal.
The table below lists the verdicts and post-trial developments in the three pending cases in which verdicts were returned in favor of plaintiffs:

Date	Location of Court/Name of Plaintiff	Type of Case	Verdict	Post-Trial Developments
May 2011	Brazil/Laszlo	Individual Smoking and Health
The Civil Court of São Vicente found for plaintiff and ordered Philip Morris Brasil to pay damages of R$31,333 (approximately $17,029), plus future costs for cessation and medical treatment of smoking-related diseases.

In June 2011, Philip Morris Brasil filed an appeal. In December 2011, the Appellate Court reversed the trial court decision. In February 2012, plaintiff appealed the decision. This appeal is still pending.

Date	Location of Court/Name of Plaintiff	Type of Case	Verdict	Post-Trial Developments
September 2009	Brazil/Bernhardt	Individual Smoking and Health	The Civil Court of Rio de Janeiro found for plaintiff and ordered Philip Morris Brasil to pay R$13,000 (approximately $7,065) in “moral damages.”
Philip Morris Brasil filed its appeal against the decision on the merits with the Court of Appeals in November 2009. In February 2010, without addressing the merits, the Court of Appeals annulled the trial court's decision and remanded the case to the trial court to issue a new ruling, which was required to address certain compensatory damage claims made by the plaintiff that the trial court did not address in its original ruling. In July 2010, the trial court reinstated its original decision, while specifically rejecting the compensatory damages claim. Philip Morris Brasil appealed this decision.
In March 2011, the Court of Appeals affirmed the trial court's decision and denied Philip Morris Brasil's appeal. The Court of Appeals increased the amount of damages awarded to the plaintiff to R$100,000 (approximately $54,348). Philip Morris Brasil filed an appeal in June 2011. This appeal is still pending.

Date	Location of Court/Name of Plaintiff	Type of Case	Verdict	Post-Trial Developments
February 2004	Brazil/The Smoker Health Defense Association	Class Action
The Civil Court of São Paulo found defendants liable without hearing evidence. The court did not assess moral or actual damages, which were to be assessed in a second phase of the case. The size of the class was not defined in the ruling.

In April 2004, the court clarified its ruling, awarding “moral damages” of R$1,000 (approximately $540) per smoker per full year of smoking plus interest at the rate of 1% per month, as of the date of the ruling. The court did not award actual damages, which were to be assessed in the second phase of the case. The size of the class was not estimated. Defendants appealed to the São Paulo Court of Appeals, which annulled the ruling in November 2008, finding that the trial court had inappropriately ruled without hearing evidence and returned the case to the trial court for further proceedings. In May 2011, the trial court dismissed the claim. Plaintiff has appealed. In addition, the defendants filed a constitutional appeal to the Federal Supreme Tribunal on the basis that the plaintiff did not have standing to bring the lawsuit. This appeal is still pending.

Pending claims related to tobacco products generally fall within the following categories:
Smoking and Health Litigation: These cases primarily allege personal injury and are brought by individual plaintiffs or on behalf of a class or purported class of individual plaintiffs. Plaintiffs' allegations of liability in these cases are based on various theories of recovery, including negligence, gross negligence, strict liability, fraud, misrepresentation, design defect, failure to warn, breach of express and implied warranties, violations of deceptive trade practice laws and consumer protection statutes. Plaintiffs in these cases seek various forms of relief, including compensatory and other damages, and injunctive and equitable relief. Defenses raised in these cases include licit activity, failure to state a claim, lack of defect, lack of proximate cause, assumption of the risk, contributory negligence, and statute of limitations.
As of December 31, 2012, there were a number of smoking and health cases pending against us, our subsidiaries or indemnitees, as follows:

•
76 cases brought by individual plaintiffs in Argentina (30), Brazil (29), Canada (2), Chile (4), Costa Rica (2), Greece (1), Italy (5), the Philippines (1), Scotland (1) and Turkey (1), compared with 75 such cases on December 31, 2011, and 94 cases on December 31, 2010; and

•	11 cases brought on behalf of classes of individual plaintiffs in Brazil (2) and Canada (9), compared with 10 such cases on December 31, 2011, and 11 such cases on December 31, 2010.

In the first class action pending in Brazil, The Smoker Health Defense Association (ADESF) v. Souza Cruz, S.A. and Philip Morris Marketing, S.A., Nineteenth Lower Civil Court of the Central Courts of the Judiciary District of São Paulo, Brazil, filed July 25, 1995, our subsidiary and another member of the industry are defendants. The plaintiff, a consumer organization, is seeking damages for smokers and former smokers and injunctive relief. The verdict and post-trial developments in this case are described in the above table.
In the second class action pending in Brazil, Public Prosecutor of São Paulo v. Philip Morris Brasil Industria e Comercio Ltda., Civil Court of the City of São Paulo, Brazil, filed August 6, 2007, our subsidiary is a defendant. The plaintiff, the Public Prosecutor of the State of São Paulo, is seeking (i) unspecified damages on behalf of all smokers nationwide, former smokers, and their relatives; (ii) unspecified damages on behalf of people exposed to environmental tobacco smoke (“ETS”) nationwide, and their relatives; and (iii) reimbursement of the health care costs allegedly incurred for the treatment of tobacco-related diseases by all Brazilian States and Municipalities, and the Federal District. In an interim ruling issued in December 2007, the trial court limited the scope of this claim to the State of São Paulo only. In December 2008, the Seventh Civil Court of São Paulo issued a decision declaring that it lacked jurisdiction because the case involved issues similar to the ADESF case discussed above and should be transferred to the Nineteenth Lower Civil Court in São Paulo where the ADESF case is pending. The court further stated that these cases should be consolidated for the purposes of judgment. In April 2010, the São Paulo Court of Appeals reversed the Seventh Civil Court's decision that consolidated the cases, finding that they are based on different legal claims and are progressing at different stages of proceedings. This case was returned to the Seventh Civil Court of São Paulo, and our subsidiary filed its closing arguments in December 2010. In March 2012, the trial court dismissed the case on the merits. This decision has been appealed.
In the first class action pending in Canada, Cecilia Letourneau v. Imperial Tobacco Ltd., Rothmans, Benson & Hedges Inc. and JTI Macdonald Corp., Quebec Superior Court, Canada, filed in September 1998, our subsidiary and other Canadian manufacturers are defendants. The plaintiff, an individual smoker, is seeking compensatory and unspecified punitive damages for each member of the class who is deemed addicted to smoking. The class was certified in 2005. In February 2011, the trial court ruled that the federal government would remain as a third party in the case. In November 2012, the Court of Appeals dismissed defendants' third-party claims against the federal government. Trial began on March 12, 2012. At the present pace, trial is expected to last well into 2013 and possibly 2014, with a judgment to follow at an indeterminate point after the conclusion of the trial proceedings.
In the second class action pending in Canada, Conseil Québécois Sur Le Tabac Et La Santé and Jean-Yves Blais v. Imperial Tobacco Ltd., Rothmans, Benson & Hedges Inc. and JTI Macdonald Corp., Quebec Superior Court, Canada, filed in November 1998, our subsidiary and other Canadian manufacturers are defendants. The plaintiffs, an anti-smoking organization and an individual smoker, are seeking compensatory and unspecified punitive damages for each member of the class who allegedly suffers from certain smoking-related diseases. The class was certified in 2005. In February 2011, the trial court ruled that the federal government will remain as a third party in the case. In November 2012, the Court of Appeals dismissed defendants' third-party claims against the federal government. Trial began on March 12, 2012. At the present pace, trial is expected to last well into 2013 and possibly 2014, with a judgment to follow at an indeterminate point after the conclusion of the trial proceedings.
In the third class action pending in Canada, Kunta v. Canadian Tobacco Manufacturers' Council, et al., The Queen's Bench, Winnipeg, Canada, filed June 12, 2009, we, our subsidiaries, and our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The plaintiff, an individual smoker, alleges her own addiction to tobacco products and chronic obstructive pulmonary disease (“COPD”), severe asthma and mild reversible lung disease resulting from the use of tobacco products. She is seeking compensatory and unspecified punitive damages on behalf of a proposed class comprised of all smokers, their estates, dependents and family members, as well as restitution of profits, and reimbursement of government health care costs allegedly caused by tobacco products. In September 2009, plaintiff's counsel informed defendants that he did not anticipate taking any action in this case while he pursues the class action filed in Saskatchewan (see description of Adams, below).
In the fourth class action pending in Canada, Adams v. Canadian Tobacco Manufacturers' Council, et al., The Queen's Bench, Saskatchewan, Canada, filed July 10, 2009, we, our subsidiaries, and our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The plaintiff, an individual smoker, alleges her own addiction to tobacco products and COPD resulting from the use of tobacco products. She is seeking compensatory and unspecified punitive damages on behalf of a proposed class comprised of all smokers who have smoked a minimum of 25,000 cigarettes and have allegedly suffered, or suffer, from COPD, emphysema, heart disease, or cancer, as well as restitution of profits. Preliminary motions are pending.
In the fifth class action pending in Canada, Semple v. Canadian Tobacco Manufacturers' Council, et al., The Supreme Court (trial court), Nova Scotia, Canada, filed June 18, 2009, we, our subsidiaries, and our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The plaintiff, an individual smoker, alleges his own addiction to tobacco products and COPD resulting from the use of tobacco products. He is seeking compensatory and unspecified punitive damages on behalf of a proposed class comprised of all smokers, their estates, dependents and family members, as well as restitution of profits, and reimbursement of government health care costs allegedly caused by tobacco products. No activity in this case is anticipated while plaintiff's counsel pursues the class action filed in Saskatchewan (see description of Adams, above).
In the sixth class action pending in Canada, Dorion v. Canadian Tobacco Manufacturers' Council, et al., The Queen's Bench, Alberta, Canada, filed June 15, 2009, we, our subsidiaries, and our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The plaintiff, an individual smoker, alleges her own addiction to tobacco products and chronic bronchitis and severe sinus infections resulting from the use of tobacco products. She is seeking compensatory and unspecified punitive damages on behalf of a proposed class comprised of all smokers, their estates, dependents and family members, restitution of profits, and reimbursement of government health care costs allegedly caused by tobacco products. To date, we, our subsidiaries, and our indemnitees have not been properly served with the complaint. No activity in this case is anticipated while plaintiff's counsel pursues the class action filed in Saskatchewan (see description of Adams, above).
In the seventh class action pending in Canada, McDermid v. Imperial Tobacco Canada Limited, et al., Supreme Court, British Columbia, Canada, filed June 25, 2010, we, our subsidiaries, and our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The plaintiff, an individual smoker, alleges his own addiction to tobacco products and heart disease resulting from the use of tobacco products. He is seeking compensatory and unspecified punitive damages on behalf of a proposed class comprised of all smokers who were alive on June 12, 2007, and who suffered from heart disease allegedly caused by smoking, their estates, dependents and family members, plus disgorgement of revenues earned by the defendants from January 1, 1954 to the date the claim was filed. Defendants have filed jurisdictional challenges on the grounds that this action should not proceed during the pendency of the Saskatchewan class action (see description of Adams, above).

In the eighth class action pending in Canada, Bourassa v. Imperial Tobacco Canada Limited, et al., Supreme Court, British Columbia, Canada, filed June 25, 2010, we, our subsidiaries, and our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The plaintiff, the heir to a deceased smoker, alleges that the decedent was addicted to tobacco products and suffered from emphysema resulting from the use of tobacco products. She is seeking compensatory and unspecified punitive damages on behalf of a proposed class comprised of all smokers who were alive on June 12, 2007, and who suffered from chronic respiratory diseases allegedly caused by smoking, their estates, dependents and family members, plus disgorgement of revenues earned by the defendants from January 1, 1954 to the date the claim was filed. Defendants have filed jurisdictional challenges on the grounds that this action should not proceed during the pendency of the Saskatchewan class action (see description of Adams, above).

In the ninth class action pending in Canada, Suzanne Jacklin v. Canadian Tobacco Manufacturers' Council, et al., Ontario Superior Court of Justice, filed June 20, 2012, we, our subsidiaries, and our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The plaintiff, an individual smoker, alleges her own addiction to tobacco products and COPD resulting from the use of tobacco products. She is seeking compensatory and unspecified punitive damages on behalf of a proposed class comprised of all smokers who have smoked a minimum of 25,000 cigarettes and have allegedly suffered, or suffer, from COPD, heart disease, or cancer, as well as restitution of profits. Plaintiff's counsel have indicated that they do not intend to take any action in this case in the near future.

Health Care Cost Recovery Litigation: These cases, brought by governmental and non-governmental plaintiffs, seek reimbursement of health care cost expenditures allegedly caused by tobacco products. Plaintiffs' allegations of liability in these cases are based on various theories of recovery including unjust enrichment, negligence, negligent design, strict liability, breach of express and implied warranties, violation of a voluntary undertaking or special duty, fraud, negligent misrepresentation, conspiracy, public nuisance, defective product, failure to warn, sale of cigarettes to minors, and claims under statutes governing competition and deceptive trade practices. Plaintiffs in these cases seek various forms of relief including compensatory and other damages, and injunctive and equitable relief. Defenses raised in these cases include lack of proximate cause, remoteness of injury, failure to state a claim, adequate remedy at law, “unclean hands” (namely, that plaintiffs cannot obtain equitable relief because they participated in, and benefited from, the sale of cigarettes), and statute of limitations.
As of December 31, 2012, there were 15 health care cost recovery cases pending against us, our subsidiaries or indemnitees in Canada (9), Nigeria (5) and Spain (1), compared with 11 such cases on December 31, 2011, and 10 such cases on December 31, 2010.
In the first health care cost recovery case pending in Canada, Her Majesty the Queen in Right of British Columbia v. Imperial Tobacco Limited, et al., Supreme Court, British Columbia, Vancouver Registry, Canada, filed January 24, 2001, we, our subsidiaries, our indemnitee (PM USA), and other members of the industry are defendants. The plaintiff, the government of the province of British Columbia, brought a claim based upon legislation enacted by the province authorizing the government to file a direct action against cigarette manufacturers to recover the health care costs it has incurred, and will incur, resulting from a “tobacco related wrong.” The Supreme Court of Canada has held that the statute is constitutional. We and certain other non-Canadian defendants challenged the jurisdiction of the court. The court rejected the jurisdictional challenge. Pre-trial discovery is ongoing.
In the second health care cost recovery case filed in Canada, Her Majesty the Queen in Right of New Brunswick v. Rothmans Inc., et al., Court of Queen's Bench of New Brunswick, Trial Court, New Brunswick, Fredericton, Canada, filed March 13, 2008, we, our subsidiaries, our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The claim was filed by the government of the province of New Brunswick based on legislation enacted in the province. This legislation is similar to the law introduced in British Columbia that authorizes the government to file a direct action against cigarette manufacturers to recover the health care costs it has incurred, and will incur, as a result of a “tobacco related wrong.” Pre-trial discovery is ongoing.
In the third health care cost recovery case filed in Canada, Her Majesty the Queen in Right of Ontario v. Rothmans Inc., et al., Ontario Superior Court of Justice, Toronto, Canada, filed September 29, 2009, we, our subsidiaries, our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The claim was filed by the government of the province of Ontario based on legislation enacted in the province. This legislation is similar to the laws introduced in British Columbia and New Brunswick that authorize the government to file a direct action against cigarette manufacturers to recover the health care costs it has incurred, and will incur, as a result of a “tobacco related wrong.” Preliminary motions are pending.
In the fourth health care cost recovery case filed in Canada, Attorney General of Newfoundland and Labrador v. Rothmans Inc., et al., Supreme Court of Newfoundland and Labrador, St. Johns, Canada, filed February 8, 2011, we, our subsidiaries, our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The claim was filed by the government of the province of Newfoundland and Labrador based on legislation enacted in the province that is similar to the laws introduced in British Columbia, New Brunswick and Ontario. The legislation authorizes the government to file a direct action against cigarette manufacturers to recover the health care costs it has incurred, and will incur, as a result of a “tobacco related wrong.” Preliminary motions are pending.
In the fifth health care cost recovery case filed in Canada, Attorney General of Quebec v. Imperial Tobacco Limited, et al., Superior Court of Quebec, Canada, filed June 8, 2012, we, our subsidiary, our indemnitee (PM USA), and other members of the industry are defendants. The claim was filed by the government of the province of Quebec based on legislation enacted in the province that is similar to the laws enacted in several other Canadian provinces. The legislation authorizes the government to file a direct action against cigarette manufacturers to recover the health care costs it has incurred, and will incur, as a result of a “tobacco related wrong.” Preliminary motions are pending.
In the sixth health care cost recovery case filed in Canada, Her Majesty in Right of Alberta v. Altria Group, Inc., et al., Supreme Court of Queen's Bench Alberta, Canada, filed June 8, 2012, we, our subsidiaries, our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The claim was filed by the government of the province of Alberta based on legislation enacted in the province that is similar to the laws enacted in several other Canadian provinces. The legislation authorizes the government to file a direct action against cigarette manufacturers to recover the health care costs it has incurred, and will incur, as a result of a “tobacco related wrong.” We, our subsidiaries and our indemnitees have all been served with the statement of claim.
In the seventh health care cost recovery case filed in Canada, Her Majesty the Queen in Right of the Province of Manitoba v. Rothmans, Benson & Hedges, Inc., et al., The Queen's Bench, Winnipeg Judicial Centre, Canada, filed May 31, 2012, we, our subsidiaries, our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The claim was filed by the government of the province of Manitoba based on legislation enacted in the province that is similar to the laws enacted in several other Canadian provinces. The legislation authorizes the government to file a direct action against cigarette manufacturers to recover the health care costs it has incurred, and will incur, as a result of a “tobacco related wrong.” Preliminary motions are pending.
In the eighth health care cost recovery case filed in Canada, The Government of Saskatchewan v. Rothmans, Benson & Hedges Inc., et al., Queen's Bench, Judicial Centre of Saskatchewan, Canada, filed June 8, 2012, we, our subsidiaries, our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The claim was filed by the government of the province of Saskatchewan based on legislation enacted in the province that is similar to the laws enacted in several other Canadian provinces. The legislation authorizes the government to file a direct action against cigarette manufacturers to recover the health care costs it has incurred, and will incur, as a result of a “tobacco related wrong.” Preliminary motions are pending.
In the ninth health care cost recovery case filed in Canada, Her Majesty the Queen in Right of the Province of Prince Edward Island v. Rothmans, Benson & Hedges Inc., et al., Supreme Court of Prince Edward Island (General Section), Canada, filed September 10, 2012, we, our subsidiaries, our indemnitees (PM USA and Altria Group, Inc.), and other members of the industry are defendants. The claim was filed by the government of the province of Prince Edward Island based on legislation enacted in the province that is similar to the laws enacted in several other Canadian provinces. The legislation authorizes the government to file a direct action against cigarette manufacturers to recover the health care costs it has incurred, and will incur, as a result of a “tobacco related wrong.”
In the first health care cost recovery case in Nigeria, The Attorney General of Lagos State v. British American Tobacco (Nigeria) Limited, et al., High Court of Lagos State, Lagos, Nigeria, filed March 13, 2008, we and other members of the industry are defendants. Plaintiff seeks reimbursement for the cost of treating alleged smoking-related diseases for the past 20 years, payment of anticipated costs of treating alleged smoking-related diseases for the next 20 years, various forms of injunctive relief, plus punitive damages. We are in the process of making challenges to service and the court's jurisdiction. Currently, the case is stayed in the trial court pending the appeals of certain co-defendants relating to service objections. We currently have no employees, operations or assets in Nigeria.
In the second health care cost recovery case in Nigeria, The Attorney General of Kano State v. British American Tobacco (Nigeria) Limited, et al., High Court of Kano State, Kano, Nigeria, filed May 9, 2007, our subsidiary and other members of the industry are defendants. Plaintiff seeks reimbursement for the cost of treating alleged smoking-related diseases for the past 20 years, payment of anticipated costs of treating alleged smoking-related diseases for the next 20 years, various forms of injunctive relief, plus punitive damages. Our subsidiary is in the process of making challenges to service and the court's jurisdiction. Currently, the case is stayed in the trial court pending the appeals of certain co-defendants relating to service objections.
In the third health care cost recovery case in Nigeria, The Attorney General of Gombe State v. British American Tobacco (Nigeria) Limited, et al., High Court of Gombe State, Gombe, Nigeria, filed October 17, 2008, we and other members of the industry are defendants. Plaintiff seeks reimbursement for the cost of treating alleged smoking-related diseases for the past 20 years, payment of anticipated costs of treating alleged smoking-related diseases for the next 20 years, various forms of injunctive relief, plus punitive damages. In February 2011, the court ruled that the plaintiff had not complied with the procedural steps necessary to serve us. As a result of this ruling, Philip Morris International Inc. is not currently a defendant in the case. Plaintiff may appeal the ruling or follow the procedural steps required to serve Philip Morris International Inc.
In the fourth health care cost recovery case in Nigeria, The Attorney General of Oyo State, et al., v. British American Tobacco (Nigeria) Limited, et al., High Court of Oyo State, Ibadan, Nigeria, filed May 25, 2007, our subsidiary and other members of the industry are defendants. Plaintiffs seek reimbursement for the cost of treating alleged smoking-related diseases for the past 20 years, payment of anticipated costs of treating alleged smoking-related diseases for the next 20 years, various forms of injunctive relief, plus punitive damages. Our subsidiary challenged service as improper. In June 2010, the court ruled that plaintiffs did not have leave to serve the writ of summons on the defendants and that they must re-serve the writ. Our subsidiary has not yet been re-served.
In the fifth health care cost recovery case in Nigeria, The Attorney General of Ogun State v. British American Tobacco (Nigeria) Limited, et al., High Court of Ogun State, Abeokuta, Nigeria, filed February 26, 2008, our subsidiary and other members of the industry are defendants. Plaintiff seeks reimbursement for the cost of treating alleged smoking-related diseases for the past 20 years, payment of anticipated costs of treating alleged smoking-related diseases for the next 20 years, various forms of injunctive relief, plus punitive damages. In May 2010, the trial court rejected our subsidiary's service objections. Our subsidiary has appealed.

In a series of proceedings in Spain, Junta de Andalucia, et al. v. Philip Morris Spain, et al., Court of First Instance, Madrid, Spain, the first of which was filed February 21, 2002, our subsidiary and other members of the industry were defendants. The plaintiffs sought reimbursement for the cost of treating certain of their citizens for various alleged smoking-related illnesses. In May 2004, the first instance court dismissed the initial case, finding that the State was a necessary party to the claim, and thus, the claim must be filed in the Administrative Court. In September 2007, the plaintiffs filed their complaint in the Administrative Court, which dismissed the claim based on a procedural issue in November 2007. In November 2009, the Supreme Court rejected plaintiffs' appeal, resulting in the final dismissal of the claim. However, plaintiffs have filed a second claim in the Administrative Court against the Ministry of Economy. This second claim seeks the same relief as the original claim, but relies on a different procedural posture. The Administrative Court has recognized our subsidiary as a party in this proceeding. Our subsidiary and other defendants filed preliminary objections that resulted in a stay of the term to file the answer. In May 2011, the court rejected the defendants' preliminary objections, but it has not yet set a deadline for defendants to file their answers.

Lights Cases: These cases, brought by individual plaintiffs, or on behalf of a class of individual plaintiffs, allege that the use of the term “lights” constitutes fraudulent and misleading conduct. Plaintiffs' allegations of liability in these cases are based on various theories of recovery including misrepresentation, deception, and breach of consumer protection laws. Plaintiffs seek various forms of relief including restitution, injunctive relief, and compensatory and other damages. Defenses raised include lack of causation, lack of reliance, assumption of the risk, and statute of limitations.
As of December 31, 2012, there were a number of lights cases pending against our subsidiaries or indemnitees, as follows:

•	2 cases brought on behalf of overlapping classes of individual plaintiffs in Israel, compared with 2 such cases on December 31, 2011, and 2 such cases on December 31, 2010; and

•
7 cases brought by individuals in the equivalent of small claims courts in Italy, where the maximum damages are approximately one thousand Euros per case, compared with 9 such cases on December 31, 2011, and 10 such cases on December 31, 2010.

In the first class action pending in Israel, El-Roy, et al. v. Philip Morris Incorporated, et al., District Court of Tel-Aviv/Jaffa, Israel, filed January 18, 2004, our subsidiary and our indemnitees (PM USA and our former importer) are defendants. The plaintiffs filed a purported class action claiming that the class members were misled by the descriptor “lights” into believing that lights cigarettes are safer than full flavor cigarettes. The claim seeks recovery of the purchase price of lights cigarettes and compensation for distress for each class member. Hearings took place in November and December 2008 regarding whether the case meets the legal requirements necessary to allow it to proceed as a class action. The parties' briefing on class certification was completed in March 2011. In November 2012, the court denied class certification and dismissed the individual claims. Plaintiffs have appealed.
The claims in the second class action pending in Israel, Navon, et al. v. Philip Morris Products USA, et al., District Court of Tel-Aviv/Jaffa, Israel, filed December 5, 2004, against our indemnitee (our distributor) and other members of the industry are similar to those in El-Roy, and the case is currently stayed pending a ruling on class certification in El-Roy. The El-Roy trial court recently denied class certification (see description of El-Roy, above), but the Navon trial court has not yet taken any action.

Public Civil Actions: Claims have been filed either by an individual, or a public or private entity, seeking to protect collective or individual rights, such as the right to health, the right to information or the right to safety. Plaintiffs' allegations of liability in these cases are based on various theories of recovery including product defect, concealment, and misrepresentation. Plaintiffs in these cases seek various forms of relief including injunctive relief such as banning cigarettes, descriptors, smoking in certain places and advertising, as well as implementing communication campaigns and reimbursement of medical expenses incurred by public or private institutions.
As of December 31, 2012, there were 4 public civil actions pending against our subsidiaries in Argentina (2), Brazil (1), and Venezuela (1), compared with 3 such cases on December 31, 2011, and 7 such cases on December 31, 2010.
In the first public civil action in Argentina, Asociación Argentina de Derecho de Danos v. Massalin Particulares S.A., et al., Civil Court of Buenos Aires, Argentina, filed February 26, 2007, our subsidiary and another member of the industry are defendants. The plaintiff, a consumer association, seeks the establishment of a relief fund for reimbursement of medical costs associated with diseases allegedly caused by smoking. Our subsidiary filed its answer in September 2007. In March 2010, the case file was transferred to the Federal Court on Administrative Matters after the Civil Court granted the plaintiff's request to add the national government as a co-plaintiff in the case.
In the second public civil action in Argentina, Conciencia Ciudadana Mejorar Asociación Civil, et al.v. Massalin Particulares S.A., 4th Civil & Commercial Court of Zarate, Argentina, filed September 20, 2012, our subsidiary is a defendant. Plaintiffs, a civil association and an individual, seek an order requiring our subsidiary to place information regarding tar, nicotine, and carbon monoxide yields on the packages of cigarettes in the Marlboro brand family. Plaintiffs also seek moral and punitive damages. Our subsidiary has been served with the complaint.
In the public civil action in Brazil, The Brazilian Association for the Defense of Consumer Health (“SAUDECON”) v. Philip Morris Brasil Industria e Comercio Ltda. and Souza Cruz S.A., Civil Court of City of Porto Alegre, Brazil, filed November 3, 2008, our subsidiary is a defendant. The plaintiff, a consumer organization, is asking the court to establish a fund that will be used to provide treatment to smokers who claim to be addicted and who do not otherwise have access to smoking cessation treatment. Plaintiff requests that each defendant's liability be determined according to its market share. In May 2009, the trial court dismissed the case on the merits. Plaintiff has appealed.

In the public civil action in Venezuela, Federation of Consumers and Users Associations (“FEVACU”), et al. v. National Assembly of Venezuela and the Venezuelan Ministry of Health, Constitutional Chamber of the Venezuelan Supreme Court, filed April 29, 2008, we were not named as a defendant, but the plaintiffs published a notice pursuant to court order, notifying all interested parties to appear in the case. In January 2009, our subsidiary appeared in the case in response to this notice. The plaintiffs purport to represent the right to health of the citizens of Venezuela and claim that the government failed to protect adequately its citizens' right to health. The claim asks the court to order the government to enact stricter regulations on the manufacture and sale of tobacco products. In addition, the plaintiffs ask the court to order companies involved in the tobacco industry to allocate a percentage of their “sales or benefits” to establish a fund to pay for the health care costs of treating smoking-related diseases. In October 2008, the court ruled that plaintiffs have standing to file the claim and that the claim meets the threshold admissibility requirements. In December 2012, the court admitted our subsidiary and BAT's subsidiary as interested third parties.

Other Litigation
We are also involved in other litigation arising in the ordinary course of our business. While the outcomes of these proceedings are uncertain, management does not expect that the ultimate outcomes of other litigation, including any reasonably possible losses in excess of current accruals, will have a material adverse effect on our consolidated results of operations, cash flows or financial position.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited):

	2012 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$18,022	$20,037	$19,592	$19,742
Gross profit	$5,006	$5,454	$5,336	$5,208
Net earnings attributable to PMI	$2,161	$2,317	$2,227	$2,095
Per share data:
Basic EPS	$1.25	$1.36	$1.32	$1.25
Diluted EPS	$1.25	$1.36	$1.32	$1.25
Dividends declared	$0.77	$0.77	$0.85	$0.85
Market price:
— High	$88.86	$91.05	$93.60	$94.13
— Low	$72.85	$81.10	$86.11	$82.10

	2011 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$16,530	$20,234	$20,706	$18,876
Gross profit	$4,496	$5,429	$5,515	$4,979
Net earnings attributable to PMI	$1,919	$2,409	$2,377	$1,886
Per share data:
Basic EPS	$1.06	$1.35	$1.35	$1.08
Diluted EPS	$1.06	$1.35	$1.35	$1.08
Dividends declared	$0.64	$0.64	$0.77	$0.77
Market price:
— High	$65.92	$71.75	$72.74	$79.42
— Low	$55.85	$64.49	$62.32	$60.45

Basic and diluted EPS are computed independently for each of the periods presented. Accordingly, the sum of the quarterly EPS amounts may not agree to the total for the year.
During 2012 and 2011, PMI recorded the following pre-tax charges in earnings:

	2012 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$8	$8	$34	$33

	2011 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$16	$1	$43	$49

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event:

The American Taxpayer Relief Act of 2012 (the “Act”) was enacted on January 2, 2013. Included in the Act were extensions through 2013 of several expired or expiring temporary business tax provisions, commonly referred to as “extenders.” The tax impact of new legislation is recognized in the reporting period in which it is enacted. Therefore, PMI will recognize the impact of the Act in the consolidated financial statements in the first quarter of 2013. The impact of the Act is not expected to be material to PMI's consolidated financial position, results of operations or cash flows.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Cash and cash equivalents	Cash and cash equivalents Cash equivalents include demand deposits with banks and all highly liquid investments with original maturities of three months or less.
Depreciation
Depreciation
Property, plant and equipment are stated at historical cost and depreciated by the straight-line method over the estimated useful lives of the assets. Machinery and equipment are depreciated over periods ranging from 3 to 15 years, and buildings and building improvements over periods up to 40 years. Depreciation expense for 2012, 2011 and 2010 was $801 million, $895 million and $844 million, respectively.

Goodwill and non-amortizable intangible assets valuation
Goodwill and non-amortizable intangible assets valuation
PMI tests goodwill and non-amortizable intangible assets for impairment annually or more frequently if events occur that would warrant such review. PMI performs its annual impairment analysis in the first quarter of each year. The impairment analysis involves comparing the fair value of each reporting unit or non-amortizable intangible asset to the carrying value. If the carrying value exceeds the fair value, goodwill or a non-amortizable intangible asset is considered impaired. To determine the fair value of goodwill, PMI primarily uses a discounted cash flow model, supported by the market approach using earnings multiples of comparable companies. To determine the fair value of non-amortizable intangible assets, PMI primarily uses a discounted cash flow model applying the relief-from-royalty method. These discounted cash flow models include management assumptions relevant for forecasting operating cash flows, which are subject to changes in business conditions, such as volumes and prices, costs to produce, discount rates and estimated capital needs. Management considers historical experience and all available information at the time the fair values are estimated, and PMI believes these assumptions are consistent with the assumptions a hypothetical marketplace participant would use. PMI concluded that the fair value of our reporting units and non-amortizable intangible assets exceeded the carrying value, and any reasonable movement in the assumptions would not result in an impairment. Since the March 28, 2008, spin-off from Altria Group, Inc. ("Altria"), PMI has not recorded a charge to earnings for an impairment of goodwill or non-amortizable intangible assets.

Foreign currency translation
Foreign currency translation
PMI translates the results of operations of its subsidiaries and affiliates using average exchange rates during each period, whereas balance sheet accounts are translated using exchange rates at the end of each period. Currency translation adjustments are recorded as a component of stockholders’ (deficit) equity. In addition, some of PMI’s subsidiaries have assets and liabilities denominated in currencies other than their functional currencies, and to the extent those are not designated as net investment hedges, these assets and liabilities generate transaction gains and losses when translated into their respective functional currencies. PMI recorded net transaction losses of $51 million, $24 million and $17 million for the years ended December 31, 2012, 2011 and 2010, respectively, in marketing, administration and research costs on the consolidated statements of earnings.

Hedging instruments
Hedging instruments
Derivative financial instruments are recorded at fair value on the consolidated balance sheets as either assets or liabilities. Changes in the fair value of derivatives are recorded each period either in accumulated other comprehensive losses on the consolidated balance sheet, or in earnings, depending on whether a derivative is designated and effective as part of a hedge transaction and, if it is, the type of hedge transaction. Gains and losses on derivative instruments reported in accumulated other comprehensive losses are reclassified to the consolidated statements of earnings in the periods in which operating results are affected by the hedged item. Cash flows from hedging instruments are classified in the same manner as the affected hedged item in the consolidated statements of cash flows.

Impairment of long-lived assets
Impairment of long-lived assets
PMI reviews long-lived assets, including amortizable intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. PMI performs undiscounted operating cash flow analyses to determine if an impairment exists. For purposes of recognition and measurement of an impairment for assets held for use, PMI groups assets and liabilities at the lowest level for which cash flows are separately identifiable. If an impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

Income taxes
Income taxes
Income tax provisions for jurisdictions outside the United States, as well as state and local income tax provisions, are determined on a separate company basis, and the related assets and liabilities are recorded in PMI’s consolidated balance sheets. Significant judgment is required in determining income tax provisions and in evaluating tax positions.
PMI recognizes accrued interest and penalties associated with uncertain tax positions as part of the provision for income taxes on the consolidated statements of earnings.

Inventories
Inventories
Inventories are stated at the lower of cost or market. The first-in, first-out and average cost methods are used to cost substantially all inventories. It is a generally recognized industry practice to classify leaf tobacco inventory as a current asset although part of such inventory, because of the duration of the aging process, ordinarily would not be utilized within one year.

Marketing costs
Marketing costs
PMI promotes its products with advertising, consumer incentives and trade promotions. Such programs include, but are not limited to, discounts, rebates, in-store display incentives and volume-based incentives. Advertising costs are expensed as incurred. Trade promotions are recorded as a reduction of revenues based on amounts estimated as being due to customers at the end of a period, based principally on historical utilization. For interim reporting purposes, advertising and certain consumer incentive expenses are charged to earnings based on estimated sales and related expenses for the full year.

Revenue recognition
Revenue recognition
PMI recognizes revenues, net of sales incentives and including shipping and handling charges billed to customers, either upon shipment or delivery of goods when title and risk of loss pass to customers. Excise taxes billed by PMI to customers are reported in net revenues. Shipping and handling costs are classified as part of cost of sales and were $802 million, $905 million and $653 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Software costs
Software costs
PMI capitalizes certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use. Capitalized software costs are included in property, plant and equipment on PMI’s consolidated balance sheets and are amortized on a straight-line basis over the estimated useful lives of the software, which do not exceed five years.

Stock-based compensation
Stock-based compensation
PMI measures compensation cost for all stock-based awards at fair value on date of grant and recognizes the compensation costs over the service periods for awards expected to vest. The fair value of restricted stock and deferred stock is determined based on the number of shares granted and the market value at date of grant.
Excess tax benefits from the vesting of stock-based awards of $24 million, $19 million and $32 million were recognized in additional paid-in capital as of December 31, 2012, 2011 and 2010, respectively, and were presented as financing cash flows.

Goodwill and Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, net, by Segment
Goodwill and other intangible assets, net, by segment were as follows:

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
European Union	$1,448	$1,392	$647	$663
Eastern Europe, Middle East & Africa	637	666	242	250
Asia	4,791	4,966	1,542	1,633
Latin America & Canada	3,024	2,904	1,188	1,151
Total	$9,900	$9,928	$3,619	$3,697

Movements in Goodwill
The movements in goodwill were as follows:

(in millions)	European Union	Eastern Europe, Middle East & Africa	Asia	Latin America & Canada	Total
Balance at January 1, 2011	$1,443	$702	$5,004	$3,012	$10,161
Changes due to:
Acquisitions	—	1	1	1	3
Currency	(51)	(37)	(39)	(109)	(236)
Balance at December 31, 2011	1,392	666	4,966	2,904	9,928
Changes due to:
Currency	56	(29)	(175)	120	(28)
Balance at December 31, 2012	$1,448	$637	$4,791	$3,024	$9,900

Other Intangible Assets
Additional details of other intangible assets were as follows:

	December 31, 2012		December 31, 2011
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Non-amortizable intangible assets	$2,046		$2,067
Amortizable intangible assets	2,046	$473	2,001	$371
Total other intangible assets	$4,092	$473	$4,068	$371

Range of Useful Lives and Weighted Average Remaining Useful Life of Amortizable Intangible Assets
The range of useful lives as well as the weighted-average remaining useful life of amortizable intangible assets at December 31, 2012, is as follows:

Description	Initial Estimated Useful Lives	Weighted-Average Remaining Useful Life
Trademarks	2 - 40 years	26 years
Distribution networks	20 - 30 years	15 years
Non-compete agreements	3 - 10 years	2 years
Other (including farmer contracts and intellectual property rights)	12.5 - 17 years	13 years

Asset Impairment and Exit Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Asset Impairment and Exit Costs
During 2012, 2011 and 2010, pre-tax asset impairment and exit costs consisted of the following:

(in millions)	2012	2011	2010
Separation programs:
European Union	$—	$35	$27
Eastern Europe, Middle East & Africa	—	6	—
Asia	13	7	—
Latin America & Canada	29	15	—
Total separation programs	42	63	27
Contract termination charges:
Eastern Europe, Middle East & Africa	—	12	—
Asia	13	—	20
Total contract termination charges	13	12	20
Asset impairment charges:
European Union	5	10	—
Eastern Europe, Middle East & Africa	5	7	—
Asia	13	8	—
Latin America & Canada	5	9	—
Total asset impairment charges	28	34	—
Asset impairment and exit costs	$83	$109	$47

Movement in the Exit Cost Liabilities
The movement in exit cost liabilities for PMI was as follows:

(in millions)
Liability balance, January 1, 2011	$48
Charges	75
Cash spent	(98)
Currency/other	3
Liability balance, December 31, 2011	$28
Charges	55
Cash spent	(57)
Currency/other	(6)
Liability balance, December 31, 2012	$20

Acquisitions and Other Business Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination, Description [Abstract]
Amount of FTC's Redeemable Noncontrolling Interest at Date of Business Combination
The amount of FTC’s redeemable noncontrolling interest at the date of the business combination was determined as follows:

(in millions)
Noncontrolling interest in contributed net assets	$693
Accretion to redeemable value	477
Redeemable noncontrolling interest at date of business combination	$1,170

Movement In Redeemable Noncontrolling Interest After Business Combination
The movement in redeemable noncontrolling interest after the business combination is as follows:

(in millions)
Redeemable noncontrolling interest at date of business combination	$1,170
Share of net earnings	26
Dividend payments	(24)
Currency translation	16
Redeemable noncontrolling interest at December 31, 2010	$1,188
Share of net earnings	97
Dividend payments	(73)
Currency translation	—
Redeemable noncontrolling interest at December 31, 2011	$1,212
Share of net earnings	171
Dividend payments	(105)
Currency translation	25
Net loss and prior service cost	(2)
Redeemable noncontrolling interest at December 31, 2012	$1,301

Indebtedness (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-Term Borrowings
At December 31, 2012 and 2011, PMI’s short-term borrowings and related average interest rates consisted of the following:

	December 31, 2012		December 31, 2011
(in millions)	Amount Outstanding	Average Year-End Rate	Amount Outstanding	Average Year-End Rate
Commercial paper	$1,972	0.2%	$1,264	0.1%
Bank loans	447	6.6	247	7.7
	$2,419		$1,511

Long-Term Debt
At December 31, 2012 and 2011, PMI’s long-term debt consisted of the following:

(in millions)	2012	2011
U.S. dollar notes, 1.125% to 6.875% (average interest rate 4.462%), due through 2042	$14,702	$11,269
Foreign currency obligations:
Euro notes, 2.125% to 5.875% (average interest rate 4.227%), due through 2024	3,724	3,533
Swiss franc notes, 1.000% to 3.250% (average interest rate 1.984%), due through 2021	1,579	1,719
Other (average interest rate 2.378%), due through 2024	415	513
	20,420	17,034
Less current portion of long-term debt	2,781	2,206
	$17,639	$14,828

Debt Offerings During the Current Period
PMI’s debt offerings in 2012 were as follows:

(in millions)
Type		Face Value	Interest Rate	Issuance	Maturity
U.S. dollar notes	(a)	$700	4.500%	March 2012	March 2042
U.S. dollar notes	(a)	$550	1.625%	March 2012	March 2017
Euro notes	(b)	€750 (approximately $951)	2.125%	May 2012	May 2019
Euro notes	(b)	€600 (approximately $761)	2.875%	May 2012	May 2024
U.S. dollar notes	(c)	$750	1.125%	August 2012	August 2017
U.S. dollar notes	(c)	$750	2.500%	August 2012	August 2022
U.S. dollar notes	(c)	$750	3.875%	August 2012	August 2042
Swiss franc notes	(d)	CHF 325 (approximately $334)	1.000%	September 2012	September 2020

(a) Interest on these notes is payable semiannually, and the first payment was made in September 2012.
(b) Interest on these notes is payable annually beginning in May 2013.
(c) Interest on these notes is payable semiannually beginning in February 2013.
(d) Interest on these notes is payable annually beginning in September 2013

Aggregate Maturities of Long-Term Debt
Aggregate maturities of long-term debt are as follows:

(in millions)
2013	$2,781
2014	1,256
2015	995
2016	2,597
2017	1,302
2018-2022	7,026
2023-2027	940
Thereafter	3,701
20,598
Debt discounts	(178)
Total long-term debt	$20,420

Credit Facilities
At December 31, 2012, PMI’s committed credit facilities and commercial paper outstanding were as follows:

Type (in billions of dollars)	Committed Credit Facilities	Commercial Paper
Multi-year revolving credit, expiring March 31, 2015	$2.5
Multi-year revolving credit, expiring October 25, 2016	3.5
Total facilities	$6.0
Commercial paper outstanding		$2.0

Capital Stock (Tables)	12 Months Ended
Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Schedule of Common Stock
Shares of authorized common stock are 6.0 billion; issued, repurchased and outstanding shares were as follows:

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, January 1, 2010	2,109,316,331	(222,151,828)	1,887,164,503
Repurchase of shares		(97,053,310)	(97,053,310)
Exercise of stock options and issuance of other stock awards		11,672,297	11,672,297
Balances, December 31, 2010	2,109,316,331	(307,532,841)	1,801,783,490
Repurchase of shares		(80,514,257)	(80,514,257)
Exercise of stock options and issuance of other stock awards		4,639,433	4,639,433
Balances, December 31, 2011	2,109,316,331	(383,407,665)	1,725,908,666
Repurchase of shares		(74,897,499)	(74,897,499)
Issuance of stock awards and exercise of stock options		2,601,817	2,601,817
Balances, December 31, 2012	2,109,316,331	(455,703,347)	1,653,612,984

Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Activity for Restricted Stock and Deferred Stock Awards
During 2012, the activity for restricted stock and deferred stock awards was as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Balance at January 1, 2012	10,437,888	$48.67
Granted	3,245,500	79.59
Vested	(3,744,454)	39.65
Forfeited	(454,069)	56.08
Balance at December 31, 2012	9,484,865	$62.44

Stock Option Awards
At December 31, 2012, PMI shares subject to option that remain under the 2008 Plan were as follows:

	Shares Subject to Option	Weighted- Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2012	63,944	$27.07
Options exercised	(27,133)	28.35
Options cancelled	—	—
Balance/Exercisable at December 31, 2012	36,811	$26.13	1 year	$2	million

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Calculation of Basic and Diluted EPS
Basic and diluted earnings per share (“EPS”) were calculated using the following:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Net earnings attributable to PMI	$8,800	$8,591	$7,259
Less distributed and undistributed earnings attributable to share-based payment awards	48	49	33
Net earnings for basic and diluted EPS	$8,752	$8,542	$7,226
Weighted-average shares for basic EPS	1,692	1,761	1,839
Plus incremental shares from assumed conversions:
Stock options	—	1	3
Weighted-average shares for diluted EPS	1,692	1,762	1,842

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Earnings Before Income Taxes and Provision For Income Taxes
Earnings before income taxes and provision for income taxes consisted of the following for the years ended December 31, 2012, 2011 and 2010:

(in millions)	2012	2011	2010
Earnings before income taxes	$12,987	$12,532	$10,324
Provision for income taxes:
United States federal:
Current	$226	$270	$157
Deferred	(61)	118	145
	165	388	302
State and local	—	—	1
Total United States	165	388	303
Outside United States:
Current	3,855	3,368	2,567
Deferred	(187)	(103)	(44)
Total outside United States	3,668	3,265	2,523
Total provision for income taxes	$3,833	$3,653	$2,826

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010
Balance at January 1,	$104	$95	$174
Additions based on tax positions related to the current year	9	17	18
Additions for tax positions of previous years	309	8	35
Reductions for tax positions of prior years	(1)	(8)	(125)
Reductions due to lapse of statute of limitations	—	(7)	(1)
Settlements	(297)	—	(6)
Other	—	(1)	—
Balance at December 31,	$124	$104	$95

Schedule of Unrecognized Tax Benefits and Liability for Contingent Income Taxes, Interest and Penalties
Unrecognized tax benefits and PMI’s liability for contingent income taxes, interest and penalties were as follows:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Unrecognized tax benefits	$124	$104	$95
Accrued interest and penalties	37	28	30
Tax credits and other indirect benefits	(72)	(55)	(58)
Liability for tax contingencies	$89	$77	$67

Schedule of Reasons Attributable to the Differences Between Effective Income Tax Rate and U.S. Federal Statutory Rate
The effective income tax rate on pre-tax earnings differed from the U.S. federal statutory rate for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
Foreign rate differences	(11.8)	(12.5)	(10.0)
Dividend repatriation cost	6.0	6.5	3.5
Reversal of tax reserves no longer required	—	—	(1.4)
Other	0.3	0.1	0.3
Effective tax rate	29.5%	29.1%	27.4%

Schedule of Temporary Differences of Tax Effects to Deferred Income Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities consisted of the following:

	At December 31,
(in millions)	2012	2011
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$279	$223
Accrued pension costs	262	193
Inventory	135	76
Accrued liabilities	150	145
Foreign exchange	52	—
Other	139	110
Total deferred income tax assets	1,017	747
Deferred income tax liabilities:
Trade names	(816)	(818)
Property, plant and equipment	(320)	(323)
Unremitted earnings	(845)	(897)
Foreign exchange	—	(31)
Total deferred income tax liabilities	(1,981)	(2,069)
Net deferred income tax liabilities	$(964)	$(1,322)

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Data
Segment data were as follows:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Net revenues:
European Union	$27,338	$29,768	$28,050
Eastern Europe, Middle East & Africa	19,272	17,452	15,928
Asia	21,071	19,590	15,235
Latin America & Canada	9,712	9,536	8,500
Net revenues(1)	$77,393	$76,346	$67,713
Earnings before income taxes:
Operating companies income:
European Union	$4,187	$4,560	$4,311
Eastern Europe, Middle East & Africa	3,726	3,229	3,152
Asia	5,197	4,836	3,049
Latin America & Canada	1,043	988	953
Amortization of intangibles	(97)	(98)	(88)
General corporate expenses	(210)	(183)	(177)
Operating income	13,846	13,332	11,200
Interest expense, net	(859)	(800)	(876)
Earnings before income taxes	$12,987	$12,532	$10,324

(1)
Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

Other Expenses By Segment

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Depreciation expense:
European Union	$181	$210	$212
Eastern Europe, Middle East & Africa	211	227	215
Asia	315	358	332
Latin America & Canada	84	90	75
	791	885	834
Other	10	10	10
Total depreciation expense	$801	$895	$844
Capital expenditures:
European Union	$391	$382	$329
Eastern Europe, Middle East & Africa	197	133	102
Asia	277	208	161
Latin America & Canada	127	140	120
	992	863	712
Other	64	34	1
Total capital expenditures	$1,056	$897	$713

Long-Lived Assets By Segment

	At December 31,
(in millions)	2012	2011	2010
Long-lived assets:
European Union	$3,066	$2,938	$3,226
Eastern Europe, Middle East & Africa	1,215	1,094	1,158
Asia	1,831	1,687	1,765
Latin America & Canada	735	706	663
	6,847	6,425	6,812
Other	139	146	195
Total long-lived assets	$6,986	$6,571	$7,007

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets
The fair value of PMI’s pension plan assets at December 31, 2012 and 2011, by asset category was as follows:

Asset Category (in millions)	At December 31, 2012	Quoted Prices In Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$420	$420	$—	$—
Equity securities:
U.S. securities	106	106	—	—
International securities	1,129	1,129	—	—
Investment funds(a)(b)	3,805	2,313	1,492	—
International government bonds	411	411	—	—
Corporate bonds	3	3	—	—
Other	37	37	—	—
Total	$5,911	$4,419	$1,492	$—

(a)
Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 60% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 9% are invested in corporate bonds, and 7% are invested in real estate and other money markets.

(b)	Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.

Asset Category (in millions)	At December 31, 2011	Quoted Prices In Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$11	$11	$—	$—
Equity securities:
U.S. securities	89	89	—	—
International securities	894	894	—	—
Investment funds(c)	3,704	826	2,878	—
International government bonds	314	314	—	—
Corporate bonds	2	2	—	—
Other	33	32	1	—
Total	$5,047	$2,168	$2,879	$—

(c)
Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 53% are invested in U.S. and international equities; 34% are invested in U.S. and international government bonds; 7% are invested in corporate bonds, and 6% are invested in real estate and other money markets.

Amounts Recorded in Accumulated Other Comprehensive Losses
The amounts recorded in accumulated other comprehensive losses at December 31, 2012, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(3,199)	$(82)	$(612)	$(3,893)
Prior service cost	(60)	7	—	(53)
Net transition obligation	(7)	—	—	(7)
Deferred income taxes	377	26	185	588
Losses to be amortized	$(2,889)	$(49)	$(427)	$(3,365)
The amounts recorded in accumulated other comprehensive losses at December 31, 2011, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(2,401)	$(54)	$(536)	$(2,991)
Prior service cost	(70)	3	—	(67)
Net transition obligation	(8)	—	—	(8)
Deferred income taxes	299	19	163	481
Losses to be amortized	$(2,180)	$(32)	$(373)	$(2,585)
The amounts recorded in accumulated other comprehensive losses at December 31, 2010, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(1,425)	$(46)	$(468)	$(1,939)
Prior service cost	(62)	4	—	(58)
Net transition obligation	(9)	—	—	(9)
Deferred income taxes	199	15	142	356
Losses to be amortized	$(1,297)	$(27)	$(326)	$(1,650)

Movements in Other Comprehensive Earnings (Losses)
The movements in other comprehensive earnings (losses) during the year ended December 31, 2012, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$129	$3	$53	$185
Prior service cost	10	—	—	10
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	4	—	—	4
Deferred income taxes	(20)	(1)	(16)	(37)
	124	2	37	163
Other movements during the year:
Net losses	(931)	(31)	(129)	(1,091)
Prior service cost	—	4	—	4
Deferred income taxes	98	8	38	144
	(833)	(19)	(91)	(943)
Total movements in other comprehensive losses	$(709)	$(17)	$(54)	$(780)

The movements in other comprehensive earnings (losses) during the year ended December 31, 2011, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$63	$3	$39	$105
Prior service cost	9	(1)	—	8
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	3	—	—	3
Deferred income taxes	(10)	(1)	(12)	(23)
	66	1	27	94
Other movements during the year:
Net losses	(1,042)	(11)	(107)	(1,160)
Prior service cost	(17)	—	—	(17)
Deferred income taxes	110	5	33	148
	$(949)	$(6)	$(74)	$(1,029)
Total movements in other comprehensive losses	$(883)	$(5)	$(47)	$(935)
The movements in other comprehensive earnings (losses) during the year ended December 31, 2010, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$44	$1	$39	$84
Prior service cost	10	—	—	10
Other income/expense:
Net gains	(1)	—	—	(1)
Prior service cost	3	—	—	3
Deferred income taxes	(8)	—	(12)	(20)
	48	1	27	76
Other movements during the year:
Net losses	(294)	(20)	(44)	(358)
Prior service cost	(3)	—	—	(3)
Deferred income taxes	23	6	14	43
	$(274)	$(14)	$(30)	$(318)
Total movements in other comprehensive losses	$(226)	$(13)	$(3)	$(242)

Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligations
PMI’s postretirement health care plans are not funded. The changes in the accumulated benefit obligation and net amount accrued at December 31, 2012 and 2011, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2012	2011	2012	2011
Accumulated postretirement benefit obligation at January 1,	$115	$98	$96	$99
Service cost	2	2	2	2
Interest cost	5	5	5	5
Benefits paid	(4)	(4)	(5)	(5)
Assumption changes	10	11	11	(1)
Actuarial losses (gains)	4	3	6	(2)
Plan changes	—	—	(3)	—
Currency	—	—	1	(2)
Accumulated postretirement benefit obligation at December 31,	$132	$115	$113	$96

Weighted-Average Assumptions Used to Determine Benefit Obligations
The following weighted-average assumptions were used to determine PMI’s postretirement benefit obligations at December 31, 2012 and 2011:

	U.S. Plans		Non-U.S. Plans
	2012	2011	2012	2011
Discount rate	4.05%	4.50%	4.59%	5.45%
Health care cost trend rate assumed for next year	7.50	7.50	6.46	6.55
Ultimate trend rate	5.00	5.00	4.88	4.77
Year that rate reaches the ultimate trend rate	2018	2017	2029	2029

Weighted-Average Assumptions Used to Determine Benefit Cost
The following weighted-average assumptions were used to determine PMI’s net postretirement costs for the years ended December 31, 2012, 2011 and 2010:

	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.50%	5.40%	5.90%	5.45%	5.14%	5.99%
Health care cost trend rate	7.50	8.00	7.50	6.55	6.29	7.14

Components of Net Periodic Benefit Cost
Net postretirement health care costs consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	U.S. Plans			Non-U.S. Plans
(in millions)	2012	2011	2010	2012	2011	2010
Service cost	$2	$2	$2	$2	$2	$2
Interest cost	5	5	5	5	5	5
Amortization:
Net losses	2	1	1	1	1	—
Net postretirement health care costs	$9	$8	$8	$8	$8	$7

Estimated Future Benefit Payments
PMI’s estimated future benefit payments for its postretirement health care plans at December 31, 2012, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2013	$5	$6
2014	5	5
2015	6	5
2016	6	5
2017	6	5
2018 - 2022	33	28

Defined Benefit Plan Assumed Health Care Trend Rates
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care trend rates would have the following effects as of December 31, 2012:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total service and interest cost	19.9%	(15.3)%
Effect on postretirement benefit obligation	15.1	(12.1)

Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Cost
Net postemployment costs consisted of the following:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Service cost	$30	$28	$26
Interest cost	22	22	24
Amortization of net loss	53	39	39
Other expense	75	106	54
Net postemployment costs	$180	$195	$143

Change in Benefit Obligations of Postemployment Benefit Plans
The changes in the benefit obligations of the plans at December 31, 2012 and 2011, were as follows:

(in millions)	2012	2011
Accrued postemployment costs at January 1,	$619	$574
Service cost	30	28
Interest cost	22	22
Benefits paid	(196)	(223)
Actuarial losses	129	118
Other	78	100
Accrued postemployment costs at December 31,	$682	$619

Obligations and Funded Status [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligations
The benefit obligations, plan assets and funded status of PMI’s pension plans at December 31, 2012 and 2011, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2012	2011	2012	2011
Benefit obligation at January 1,	$352	$321	$5,625	$4,932
Service cost	6	5	189	178
Interest cost	16	16	189	205
Benefits paid	(16)	(21)	(160)	(208)
Termination, settlement and curtailment	—	—	(8)	(4)
Assumption changes	28	44	1,176	510
Actuarial (gains) losses	(3)	(13)	41	6
Currency	—	—	167	(52)
Other	—	—	43	58
Benefit obligation at December 31,	383	352	7,262	5,625
Fair value of plan assets at January 1,	269	251	4,778	4,623
Actual return on plan assets	27	9	625	(162)
Employer contributions	4	30	203	505
Employee contributions	—	—	47	43
Benefits paid	(16)	(21)	(160)	(208)
Termination, settlement and curtailment	—	—	(5)	—
Currency	—	—	139	(23)
Fair value of plan assets at December 31,	284	269	5,627	4,778
Net pension liability recognized at December 31,	$(99)	$(83)	$(1,635)	$(847)

Pension Liabilities Recognized in Consolidated Balance Sheets
At December 31, 2012 and 2011, the combined U.S. and non-U.S. pension plans resulted in a net pension liability of $1,734 million and $930 million, respectively. These amounts were recognized in PMI’s consolidated balance sheets at December 31, 2012 and 2011, as follows:

(in millions)	2012	2011
Other assets	$29	$40
Accrued liabilities — employment costs	(22)	(23)
Long-term employment costs	(1,741)	(947)
	$(1,734)	$(930)

Weighted-Average Assumptions Used to Determine Benefit Obligations
The following weighted-average assumptions were used to determine PMI’s benefit obligations at December 31:

	U.S. Plans		Non-U.S. Plans
	2012	2011	2012	2011
Discount rate	4.05%	4.50%	2.38%	3.40%
Rate of compensation increase	3.50	3.50	2.61	2.66

Net Periodic Benefit Cost [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Assumptions Used to Determine Benefit Obligations
The following weighted-average assumptions were used to determine PMI’s net pension cost:

	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.50%	5.40%	5.90%	3.40%	4.00%	4.33%
Expected rate of return on plan assets	5.70	6.25	7.20	6.21	6.21	6.69
Rate of compensation increase	3.50	3.50	4.50	2.66	2.90	3.21

Components of Net Periodic Benefit Cost
Net periodic pension cost consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	U.S. Plans			Non-U.S. Plans
(in millions)	2012	2011	2010	2012	2011	2010
Service cost	$6	$5	$6	$189	$178	$160
Interest cost	16	16	18	189	205	189
Expected return on plan assets	(15)	(15)	(16)	(320)	(323)	(283)
Amortization:
Net losses	9	5	5	120	58	39
Prior service cost	1	1	1	9	8	9
Net transition obligation	—	—	—	1	1	—
Termination, settlement and curtailment	2	2	1	—	1	(6)
Net periodic pension cost	$19	$14	$15	$188	$128	$108

Plan Assets [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Benefit Payments
The estimated future benefit payments from PMI pension plans at December 31, 2012, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2013	$14	$210
2014	45	219
2015	17	229
2016	18	241
2017	19	250
2018 - 2022	103	1,470

Additional Information (Tables)	12 Months Ended
Dec. 31, 2012
Additional Information [Abstract]
Schedule of Additional Information

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Research and development expense	$415	$413	$391
Advertising expense	$483	$464	$402
Interest expense	$1,007	$934	$974
Interest income	(148)	(134)	(98)
Interest expense, net	$859	$800	$876
Rent expense	$318	$308	$278

Minimum Rental Commitments under Non-Cancelable Operating Leases	Minimum rental commitments under non-cancelable operating leases in effect at December 31, 2012, were as follows:

(in millions)
2013	$218
2014	157
2015	104
2016	80
2017	66
Thereafter	226
$851

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Foreign Exchange Contracts
The fair value of PMI’s foreign exchange contracts included in the consolidated balance sheet as of December 31, 2012 and 2011, were as follows:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
(in millions)	Balance Sheet Classification	2012	2011	Balance Sheet Classification	2012	2011
Foreign exchange contracts designated as hedging instruments	Other current assets	$146	$57	Other accrued liabilities	$8	$4
Foreign exchange contracts not designated as hedging instruments	Other current assets	14	88	Other accrued liabilities	47	62
Total derivatives		$160	$145		$55	$66

Hedging Activities Effect on Consolidated Statements of Earnings and Other Comprehensive Earnings
Hedging activities, which represent movement in derivatives as well as the respective underlying transactions, had the following effect on PMI’s consolidated statements of earnings and comprehensive earnings:

	For the Year Ended December 31, 2012
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$66		$—		$66
Cost of sales	19		—		19
Marketing, administration and research costs	—		—		—
Operating income	85		—		85
Interest expense, net	(60)		14		(46)
Earnings before income taxes	25		14		39
Provision for income taxes	(3)		1		(2)
Net earnings attributable to PMI	$22		$15		$37

Other Comprehensive Earnings/(Losses):
Gains transferred to earnings	$(25)			$3	$(22)
Recognized gains	113			(14)	99
Net impact on equity	$88			$(11)	$77
Currency translation adjustments		$(19)		$5	$(14)

	For the Year Ended December 31, 2011
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$(17)		$—		$(17)
Cost of sales	34		—		34
Marketing, administration and research costs	—		—		—
Operating income	17		—		17
Interest expense, net	(37)		56		19
Earnings before income taxes	(20)		56		36
Provision for income taxes	2		(13)		(11)
Net earnings attributable to PMI	$(18)		$43		$25

Other Comprehensive Earnings/(Losses):
Losses transferred to earnings	$20			$(2)	$18
Recognized losses	(4)			(1)	(5)
Net impact on equity	$16			$(3)	$13
Currency translation adjustments		$2			$2

	For the Year Ended December 31, 2010
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$24		$—		$24
Cost of sales	(14)		—		(14)
Marketing, administration and research costs	3		(3)		—
Operating income	13		(3)		10
Interest expense, net	(49)		10		(39)
Earnings before income taxes	(36)		7		(29)
Provision for income taxes	3		(1)		2
Net earnings attributable to PMI	$(33)		$6		$(27)
Other Comprehensive Earnings/(Losses):
Losses transferred to earnings	$36			$(3)	$33
Recognized losses	(56)			6	(50)
Net impact on equity	$(20)			$3	$(17)
Currency translation adjustments	$(2)	$24		$(10)	$12

Pre-Tax Effect of Foreign Exchange Contracts Designated as Cash Flow Hedging Instruments
For the years ended December 31, 2012, 2011 and 2010, foreign exchange contracts that were designated as cash flow hedging instruments impacted the consolidated statements of earnings and comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Cash Flow Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives
		2012	2011	2010	2012	2011	2010
Foreign exchange contracts					$113	$(4)	$(56)
	Net revenues	$66	$(17)	$24
	Cost of sales	19	34	(14)
	Marketing, administration and research costs	—	—	3
	Interest expense, net	(60)	(37)	(49)
Total		$25	$(20)	$(36)	$113	$(4)	$(56)

Pre-Tax Effect of Foreign Exchange Contracts Designated as Net Investment Hedging Instruments
For the years ended December 31, 2012, 2011 and 2010, foreign exchange contracts that were designated as net investment hedging instruments impacted the consolidated statements of earnings and comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Net Investment Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives
		2012	2011	2010	2012	2011	2010
Foreign exchange contracts					$(19)	$2	$24
	Interest expense, net	$—	$—	$—

Pre-Tax Effect of Foreign Exchange Contracts not Designated as Hedging Instruments
As a result, for the years ended December 31, 2012, 2011 and 2010, these items impacted the consolidated statement of earnings as follows:

(pre-tax, in millions)
Derivatives not Designated as Hedging Instruments	Statement of Earnings Classification of Gain/(Loss)	Amount of Gain/(Loss) Recognized in Earnings
		2012	2011	2010
Foreign exchange contracts
	Marketing, administration and research costs	$—	$—	$(3)
	Interest expense, net	14	56	10
Total		$14	$56	$7

Hedging Activity Reported in Accumulated Other Comprehensive Earnings (Losses), Net of Income Taxes
Hedging activity affected accumulated other comprehensive losses, net of income taxes, as follows:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Gain as of January 1,	$15	$2	$19
Derivative (gains)/losses transferred to earnings	(22)	18	33
Change in fair value	99	(5)	(50)
Gain as of December 31,	$92	$15	$2

Accumulated Other Comprehensive Losses (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of Accumulated Other Comprehensive Losses, Net of Taxes
PMI's accumulated other comprehensive losses, net of taxes, consisted of the following:

(Losses) Earnings	At December 31,
(in millions)	2012	2011	2010
Currency translation adjustments	$(331)	$(293)	$507
Pension and other benefits	(3,365)	(2,585)	(1,650)
Derivatives accounted for as hedges	92	15	2
Equity securities	—	—	1
Total accumulated other comprehensive losses	$(3,604)	$(2,863)	$(1,140)

Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Tobacco Related Cases Pending Against Company
The table below lists the number of tobacco-related cases pending against us and/or our subsidiaries or indemnitees as of December 31, 2012, 2011 and 2010:

Type of Case	Number of Cases Pending as of December 31, 2012	Number of Cases Pending as of December 31, 2011	Number of Cases Pending as of December 31, 2010
Individual Smoking and Health Cases	76	75	94
Smoking and Health Class Actions	11	10	11
Health Care Cost Recovery Actions	15	11	10
Lights Class Actions	2	2	2
Individual Lights Cases (small claims court)	7	9	10
Public Civil Actions	4	3	7

Schedule of Verdicts and Post Trial Developments
The table below lists the verdicts and post-trial developments in the three pending cases in which verdicts were returned in favor of plaintiffs:

Date	Location of Court/Name of Plaintiff	Type of Case	Verdict	Post-Trial Developments
May 2011	Brazil/Laszlo	Individual Smoking and Health
The Civil Court of São Vicente found for plaintiff and ordered Philip Morris Brasil to pay damages of R$31,333 (approximately $17,029), plus future costs for cessation and medical treatment of smoking-related diseases.

In June 2011, Philip Morris Brasil filed an appeal. In December 2011, the Appellate Court reversed the trial court decision. In February 2012, plaintiff appealed the decision. This appeal is still pending.

Date	Location of Court/Name of Plaintiff	Type of Case	Verdict	Post-Trial Developments
September 2009	Brazil/Bernhardt	Individual Smoking and Health	The Civil Court of Rio de Janeiro found for plaintiff and ordered Philip Morris Brasil to pay R$13,000 (approximately $7,065) in “moral damages.”
Philip Morris Brasil filed its appeal against the decision on the merits with the Court of Appeals in November 2009. In February 2010, without addressing the merits, the Court of Appeals annulled the trial court's decision and remanded the case to the trial court to issue a new ruling, which was required to address certain compensatory damage claims made by the plaintiff that the trial court did not address in its original ruling. In July 2010, the trial court reinstated its original decision, while specifically rejecting the compensatory damages claim. Philip Morris Brasil appealed this decision.
In March 2011, the Court of Appeals affirmed the trial court's decision and denied Philip Morris Brasil's appeal. The Court of Appeals increased the amount of damages awarded to the plaintiff to R$100,000 (approximately $54,348). Philip Morris Brasil filed an appeal in June 2011. This appeal is still pending.

Date	Location of Court/Name of Plaintiff	Type of Case	Verdict	Post-Trial Developments
February 2004	Brazil/The Smoker Health Defense Association	Class Action
The Civil Court of São Paulo found defendants liable without hearing evidence. The court did not assess moral or actual damages, which were to be assessed in a second phase of the case. The size of the class was not defined in the ruling.

In April 2004, the court clarified its ruling, awarding “moral damages” of R$1,000 (approximately $540) per smoker per full year of smoking plus interest at the rate of 1% per month, as of the date of the ruling. The court did not award actual damages, which were to be assessed in the second phase of the case. The size of the class was not estimated. Defendants appealed to the São Paulo Court of Appeals, which annulled the ruling in November 2008, finding that the trial court had inappropriately ruled without hearing evidence and returned the case to the trial court for further proceedings. In May 2011, the trial court dismissed the claim. Plaintiff has appealed. In addition, the defendants filed a constitutional appeal to the Federal Supreme Tribunal on the basis that the plaintiff did not have standing to bring the lawsuit. This appeal is still pending.

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

	2012 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$18,022	$20,037	$19,592	$19,742
Gross profit	$5,006	$5,454	$5,336	$5,208
Net earnings attributable to PMI	$2,161	$2,317	$2,227	$2,095
Per share data:
Basic EPS	$1.25	$1.36	$1.32	$1.25
Diluted EPS	$1.25	$1.36	$1.32	$1.25
Dividends declared	$0.77	$0.77	$0.85	$0.85
Market price:
— High	$88.86	$91.05	$93.60	$94.13
— Low	$72.85	$81.10	$86.11	$82.10

	2011 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$16,530	$20,234	$20,706	$18,876
Gross profit	$4,496	$5,429	$5,515	$4,979
Net earnings attributable to PMI	$1,919	$2,409	$2,377	$1,886
Per share data:
Basic EPS	$1.06	$1.35	$1.35	$1.08
Diluted EPS	$1.06	$1.35	$1.35	$1.08
Dividends declared	$0.64	$0.64	$0.77	$0.77
Market price:
— High	$65.92	$71.75	$72.74	$79.42
— Low	$55.85	$64.49	$62.32	$60.45

Pre-Tax Charges Recorded in Earnings
During 2012 and 2011, PMI recorded the following pre-tax charges in earnings:

	2012 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$8	$8	$34	$33

	2011 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$16	$1	$43	$49

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Total depreciation expense	$ 801	$ 895	$ 844
Foreign currency net transaction losses	51	24	17
Shipping and handling costs	802	905	653
Excess tax benefits from the vesting of stock-based awards	$ 24	$ 19	$ 32
Building and Building Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (years)	40 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (years)	3 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (years)	15 years
Software Costs [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of the software maximum (years)	5 years

Goodwill and Other Intangible Assets, net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Line Items]
Intangible assets, pre-tax amortization expense	$ 97	$ 98	$ 88
Maximum [Member]
Goodwill And Other Intangible Assets [Line Items]
Estimated maximum amortization expense, year one, assuming no additional transactions occur that require the amortization of intangible assets	97
Estimated maximum amortization expense, year two, assuming no additional transactions occur that require the amortization of intangible assets	97
Estimated maximum amortization expense, year three, assuming no additional transactions occur that require the amortization of intangible assets	97
Estimated maximum amortization expense, year four, assuming no additional transactions occur that require the amortization of intangible assets	97
Estimated maximum amortization expense, year five, assuming no additional transactions occur that require the amortization of intangible assets	$ 97

Goodwill and Other Intangible Assets, net (Goodwill and Other Intangible Assets, net, by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 9,900	$ 9,928	$ 10,161
Other Intangible Assets, net	3,619	3,697
European Union [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	1,448	1,392	1,443
Other Intangible Assets, net	647	663
Eastern Europe, Middle East & Africa [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	637	666	702
Other Intangible Assets, net	242	250
Asia [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	4,791	4,966	5,004
Other Intangible Assets, net	1,542	1,633
Latin America & Canada [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	3,024	2,904	3,012
Other Intangible Assets, net	$ 1,188	$ 1,151

Goodwill and Other Intangible Assets, net (Movement in Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning Balance	$ 9,928	$ 10,161
Changes due to:
Acquisitions		3
Currency	(28)	(236)
Ending Balance	9,900	9,928
European Union [Member]
Goodwill [Roll Forward]
Beginning Balance	1,392	1,443
Changes due to:
Acquisitions		0
Currency	56	(51)
Ending Balance	1,448	1,392
Eastern Europe, Middle East & Africa [Member]
Goodwill [Roll Forward]
Beginning Balance	666	702
Changes due to:
Acquisitions		1
Currency	(29)	(37)
Ending Balance	637	666
Asia [Member]
Goodwill [Roll Forward]
Beginning Balance	4,966	5,004
Changes due to:
Acquisitions		1
Currency	(175)	(39)
Ending Balance	4,791	4,966
Latin America & Canada [Member]
Goodwill [Roll Forward]
Beginning Balance	2,904	3,012
Changes due to:
Acquisitions		1
Currency	120	(109)
Ending Balance	$ 3,024	$ 2,904

Goodwill and Other Intangible Assets, net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Non-amortizable intangible assets	$ 2,046	$ 2,067
Amortizable intangible assets, gross carrying amount	2,046	2,001
Accumulated amortization	473	371
Total Other Intangible Assets, Gross Carrying Amount	$ 4,092	$ 4,068

Goodwill and Other Intangible Assets, net (Range of Useful Lives of Amortizable Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Reamining Useful Life	26 years
Trademarks [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	2 years
Trademarks [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	40 years
Distribution Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Reamining Useful Life	15 years
Distribution Networks [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	20 years
Distribution Networks [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	30 years
Non-Compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Reamining Useful Life	2 years
Non-Compete Agreements [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	3 years
Non-Compete Agreements [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	10 years
Other (Including Farmer Contracts and Intellectual Property Rights) [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Reamining Useful Life	13 years
Other (Including Farmer Contracts and Intellectual Property Rights) [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	12 years 6 months
Other (Including Farmer Contracts and Intellectual Property Rights) [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	17 years

Related Party Information (Details)	Dec. 31, 2012
Related Party Transactions [Abstract]
Noncontrolling interest in PMI's Mexican tobacco business	20.00%

Asset Impairment and Exit Costs (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Separation program charges, pre-tax	$ 42	$ 63	$ 27
Cash payments related to exit costs	57	98	75
Effect on future cash flows amount	20
Pre-tax asset impairment charges	28	34	0
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges	$ 13	$ 12	$ 20

Asset Impairment and Exit Costs (Schedule of Asset Impairment and Exit Costs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Total separation programs									$ 42	$ 63	$ 27
Total asset impairment charges									28	34	0
Asset impairment and exit costs	33	34	8	8	49	43	1	16	83	109	47
European Union [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									0	35	27
Total asset impairment charges									5	10	0
Eastern Europe, Middle East & Africa [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									0	6	0
Total asset impairment charges									5	7	0
Asia [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									13	7	0
Total asset impairment charges									13	8	0
Latin America & Canada [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									29	15	0
Total asset impairment charges									5	9	0
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges									13	12	20
Contract Termination [Member] | Eastern Europe, Middle East & Africa [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges									0	12	0
Contract Termination [Member] | Asia [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges									$ 13	$ 0	$ 20

Asset Impairment and Exit Costs (Movement in the Exit Cost Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Liability, beginning balance	$ 28	$ 48
Charges	55	75
Cash spent	(57)	(98)	(75)
Currency/other	(6)	3
Liability, ending balance	$ 20	$ 28	$ 48

Acquisitions and Other Business Arrangements (Narrative) (Details) (USD $)	0 Months Ended						0 Months Ended
	Feb. 25, 2010	Dec. 31, 2012	Feb. 25, 2010 Fortune Tobacco Corporation [Member]	Feb. 25, 2010 Fortune Tobacco Corporation [Member] Agreed Upon Value to Sell Between February 2015 And February 2018 [Member]	Dec. 31, 2012 Fortune Tobacco Corporation [Member] Redeemable Noncontrolling Interest [Member]	Jun. 30, 2010 Alliance One Brasil Exportadora De Tabacos Ltda. And Universal Leaf Tabacos Ltda. Agreements [Member]	Jun. 30, 2010 Brazil [Member] employee farmer	Jun. 30, 2010 Brazil [Member] Alliance One Brasil Exportadora De Tabacos Ltda. [Member] contract	Jun. 30, 2010 Brazil [Member] Universal Leaf Tabacos Ltda. [Member] contract	Jun. 30, 2011 Jordan [Member]	Jan. 31, 2011 Australia And New Zealand [Member]
Business Acquisition [Line Items]
Accretion to redeemable value	$ 477,000,000
Cash of acquired entity, other noncash consideration			1,170,000,000
Percent of PMFTC's comprehensive income or loss attributable to the redeemable noncontrolling interest		20.00%			50.00%
Redeemable noncontrolling interest				1,170,000,000
Number of contracts with tobacco farmers							17,000
Percentage of PMI's global leaf requirement							10.00%
Number of contracts with tobacco farmers, per supplier								9,000	8,000
Minimum number of employees							200
Acquisition of business							83,000,000			42,000,000	20,000,000
Purchase price allocated to other intangible assets						34,000,000
Purchase price allocated to inventories						33,000,000
Purchase price allocated to goodwill						18,000,000
Purchase price allocated to property, plant and equipment						16,000,000
Purchase price allocated to other non-current assets						11,000,000
Purchase price allocated to other current liabilities						$ 29,000,000

Acquisitions and Other Business Arrangements (Amount of FTC's Redeemable Noncontrolling Interest At Date Of Business Combination) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Feb. 25, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination, Description [Abstract]
Noncontrolling interest in contributed net assets	$ 693
Accretion to redeemable value	477
Redeemable noncontrolling interest at date of business combination	$ 1,170	$ 1,301	$ 1,212	$ 1,188

Acquisitions And Other Business Arrangements (Movement In Redeemable Noncontrolling Interest After Business Combination) (Details) (USD $) In Millions, unless otherwise specified	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance	$ 1,170	$ 1,212	$ 1,188
Share of net earnings	26	171	97
Ending balance	1,188	1,301	1,212
Redeemable Noncontrolling Interest [Member]
Redeemable Noncontrolling Interest [Roll Forward]
Dividend payments	(24)	(105)	(73)
Currency translation	16	25
Net loss and prior service cost		$ (2)

Indebtedness (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Multi-Year Revolving Credit, Expiring October 25, 2016 [Member]	Oct. 25, 2011 Revolving Credit Expiring December 2012 [Member]	Dec. 31, 2012 Short Term Credit Arrangement [Member]	Dec. 31, 2011 Short Term Credit Arrangement [Member]	Dec. 31, 2012 Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]
Indebtedness [Line Items]
Capital lease obligations	$ 37,000,000	$ 85,000,000
Committed credit facilities, maximum borrowing capacity	6,000,000,000		3,500,000,000		2,000,000,000	1,900,000,000	2,500,000,000
Revolving credit facility no longer available to the company				2,700,000,000
Ratio of consolidated EBITDA to consolidated interest expense on a rolling 4 quarter basis, minimum	3.5
Ratio of consolidated EBITDA to consolidated interest expense on a rolling 4 quarter basis	16
Credit facilities, outstanding amount					$ 447,000,000	$ 247,000,000

Indebtedness (Short-Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Amount Outstanding	$ 2,419	$ 1,511
Commercial Paper [Member]
Short-term Debt [Line Items]
Amount Outstanding	1,972	1,264
Average Year-End Rate	0.20%	0.10%
Bank Loans [Member]
Short-term Debt [Line Items]
Average Year-End Rate	6.60%	7.70%
Short Term Credit Arrangement [Member]
Short-term Debt [Line Items]
Amount Outstanding	$ 447	$ 247

Indebtedness (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long term debt obligations	$ 20,420	$ 17,034
Less current portion of long-term debt	2,781	2,206
Long-term debt (Note 7)	17,639	14,828
US Dollar Notes [Member] | US Dollar Notes [Member]
Debt Instrument [Line Items]
Long-term debt	14,702	11,269
Due through	2042
Interest rate, minimum	1.13%
Interest rate, maximum	6.88%
Interest rate, average	4.46%
Foreign Currency Obligations [Member] | Euro Notes [Member]
Debt Instrument [Line Items]
Long-term debt	3,724	3,533
Due through	2024
Interest rate, minimum	2.13%
Interest rate, maximum	5.88%
Interest rate, average	4.23%
Foreign Currency Obligations [Member] | Swiss Franc Notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,579	1,719
Due through	2021
Interest rate, minimum	1.00%
Interest rate, maximum	3.25%
Interest rate, average	1.98%
Foreign Currency Obligations [Member] | Other Payable [Member]
Debt Instrument [Line Items]
Long term debt obligations	$ 415	$ 513
Due through	2024
Interest rate, average	2.38%

Indebtedness (Debt Offerings During The Current Period) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 US Dollar Notes [Member] 4.500% U.S. Dollar Notes Due March 2042 [Member] USD ($)		Dec. 31, 2012 US Dollar Notes [Member] 1.625% U.S. Dollar Notes Due March 2017 [Member] USD ($)		Dec. 31, 2012 US Dollar Notes [Member] 1.125% United States Dollar Notes Due August 2017 [Member] USD ($)		Dec. 31, 2012 US Dollar Notes [Member] 2.500% United States Dollar Notes Due August 2022 [Member] USD ($)		Dec. 31, 2012 US Dollar Notes [Member] 3.875% United States Dollar Notes Due August 2042 [Member] USD ($)		Dec. 31, 2012 Foreign Currency Obligations [Member] 2.125% Euro Note Due May 2019 [Member] USD ($)		Dec. 31, 2012 Foreign Currency Obligations [Member] 2.125% Euro Note Due May 2019 [Member] EUR (€)		Dec. 31, 2012 Foreign Currency Obligations [Member] 2.875% Euro Note Due May 2024 [Member] USD ($)		Dec. 31, 2012 Foreign Currency Obligations [Member] 2.875% Euro Note Due May 2024 [Member] EUR (€)		Dec. 31, 2012 Foreign Currency Obligations [Member] 1.000% Swiss Franc Notes Due September 2020 [Member] USD ($)		Dec. 31, 2012 Foreign Currency Obligations [Member] 1.000% Swiss Franc Notes Due September 2020 [Member] CHF
Debt Instrument [Line Items]
Face Value	$ 700	[1]	$ 550	[1]	$ 750	[2]	$ 750	[2]	$ 750	[2]	$ 951	[3]	€ 750	[3]	$ 761	[3]	€ 600	[3]	$ 334	[4]	325	[4]
Interest Rate	4.50%	[1]	1.63%	[1]	1.13%	[2]	2.50%	[2]	3.88%	[2]	2.13%	[3]	2.13%	[3]	2.88%	[3]	2.88%	[3]	1.00%	[4]	1.00%	[4]
Issuance	Mar 20, 2012	[1]	Mar 20, 2012	[1]	Aug 21, 2012	[2]	Aug 21, 2012	[2]	Aug 21, 2012	[2]	May 30, 2012	[3]	May 30, 2012	[3]	May 30, 2012	[3]	May 30, 2012	[3]	Sep 18, 2012	[4]	Sep 18, 2012	[4]
Maturity	Mar 20, 2042	[1]	Mar 20, 2017	[1]	Aug 21, 2017	[2]	Aug 22, 2022	[2]	Aug 21, 2042	[2]	May 30, 2019	[3]	May 30, 2019	[3]	May 1, 2024	[3]	May 1, 2024	[3]	Sep 18, 2020	[4]	Sep 18, 2020	[4]

[1]	Interest on these notes is payable semiannually, and the first payment was made in September 2012
[2]	Interest on these notes is payable semiannually beginning in February 2013
[3]	Interest on these notes is payable annually beginning in May 2013
[4]	Interest on these notes is payable annually beginning in September 2013

Indebtedness (Aggregate Maturities of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 2,781
2014	1,256
2015	995
2016	2,597
2017	1,302
2018-2022	7,026
2023-2027	940
Thereafter	3,701
Long-term debt, gross	20,598
Debt discounts	(178)
Long-term debt	$ 20,420	$ 17,034

Indebtedness (Credit Facilities) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]	Dec. 31, 2012 Multi-Year Revolving Credit, Expiring October 25, 2016 [Member]	Dec. 31, 2012 Short Term Credit Arrangement [Member]	Dec. 31, 2011 Short Term Credit Arrangement [Member]	May 31, 2011 Previous Expiration Date [Member] Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]
Line of Credit Facility [Line Items]
Committed credit facilities, maximum borrowing capacity	$ 6	$ 2.5	$ 3.5	$ 2	$ 1.9
Commercial paper outstanding	$ 2
Multi-year revolving credit facility, expiration date		Mar 31, 2015	Oct 25, 2016			Sep 30, 2013

Capital Stock (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	24 Months Ended	0 Months Ended		5 Months Ended	27 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 01, 2008 Two - Year Share Repurchase Program [Member]	Apr. 30, 2010 Two - Year Share Repurchase Program [Member]	Aug. 01, 2012 Three - Year Share Repurchase Program [Member]	May 01, 2010 Three - Year Share Repurchase Program [Member]	Dec. 31, 2012 Three - Year Share Repurchase Program [Member]	Jul. 31, 2012 Three - Year Share Repurchase Program [Member]
Capital Stock [Line Items]
Common stock, shares authorized	6,000,000,000
Common stock repurchase, amount authorized				$ 13,000,000,000		$ 18,000,000,000	$ 12,000,000,000
Repurchase of shares					277,600,000			32,200,000	179,100,000
Stock repurchase program, period in force (years)					2 years	3 years	3 years
Stock repurchase program, completion date					Apr 30, 2010				Jul 31, 2012
Acquired average price per share					$ 46.83			$ 88.59	$ 66.99
Common stock repurchased	$ 6,500,000,000	$ 5,400,000,000	$ 5,027,000,000					$ 2,900,000,000
Shares of common stock reserved	39,781,077
Preferred stock shares authorized	250,000,000

Capital Stock (Schedule of Common Stock) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Shares Issued [Member]	Dec. 31, 2011 Shares Issued [Member]	Dec. 31, 2010 Shares Issued [Member]	Dec. 31, 2009 Shares Issued [Member]	Dec. 31, 2012 Shares Repurchased [Member]	Dec. 31, 2011 Shares Repurchased [Member]	Dec. 31, 2010 Shares Repurchased [Member]	Dec. 31, 2012 Shares Outstanding [Member]	Dec. 31, 2011 Shares Outstanding [Member]	Dec. 31, 2010 Shares Outstanding [Member]
Capital Stock [Roll Forward]
Shares issued, beginning of period	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331
Shares repurchased, beginning of period	(455,703,347)	(383,407,665)					(383,407,665)	(307,532,841)	(222,151,828)
Shares outstanding, beginning of period										1,725,908,666	1,801,783,490	1,887,164,503
Repurchase of shares							(74,897,499)	(80,514,257)	(97,053,310)	(74,897,499)	(80,514,257)	(97,053,310)
Exercise of stock options and issuance of other stock awards							2,601,817	4,639,433	11,672,297	2,601,817	4,639,433	11,672,297
Shares issued, end of period	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331
Shares repurchased, end of period	(455,703,347)	(383,407,665)					(455,703,347)	(383,407,665)	(307,532,841)
Shares outstanding, end of period										1,653,612,984	1,725,908,666	1,801,783,490

Stock Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised		$ 2	$ 129	$ 292
Employees Vested [Member] | PMI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and deferred stock awards vested				1,400,000
Restricted Stock and Deferred Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of restricted stock and deferred stock awards granted to employees		258	229	169
Weighted-average grant date fair value, per share		$ 79.59	$ 59.44	$ 47.54
Compensation expense for restricted stock and deferred stock awards		242	162	127
Accelerated compensation cost	27
Unamortized compensation cost related to restricted stock and deferred stock awards		221
Expected period for recognition of unamortized compensation expense, in years		2 years
Restricted stock and deferred stock awards vested		3,744,454	1,800,000	2,000,000
Restricted Stock and Deferred Stock Awards [Member] | Grant Date Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested restricted stock and deferred stock awards		148	84
Restricted Stock and Deferred Stock Awards [Member] | Total Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested restricted stock and deferred stock awards		$ 298	$ 107	$ 123
2012 Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated common stock to be awarded under a stock benefit plan, maximum limit		30,000,000
Shares available for grant under the plan		29,994,920
Non Employee Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated common stock to be awarded under a stock benefit plan, maximum limit		1,000,000
Shares available for grant under the plan		798,801
Percentage of voting shares that PMI may own, used in determining non-employee director status		50.00%

Stock Plans (Activity for Restricted Stock and Deferred Stock Awards) (Details) (Restricted Stock and Deferred Stock Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock and Deferred Stock Awards [Member]
Number of Shares (in shares):
Beginning Balance	10,437,888
Granted	3,245,500
Vested	(3,744,454)	(1,800,000)	(2,000,000)
Forfeited	(454,069)
Ending Balance	9,484,865	10,437,888
Weighted-Average Grant Date Fair Value (in dollars per share):
Beginning Balance	$ 48.67
Granted	$ 79.59	$ 59.44	$ 47.54
Vested	$ 39.65
Forfeited	$ 56.08
Ending Balance	$ 62.44	$ 48.67

Stock Plans (Stock Option Awards) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Shares Subject to Option (in shares):
Beginning Balance	63,944
Options cancelled	0
Ending Balance	36,811
Weighted-Average Exercise Price (in dollars per share):
Beginning Balance	$ 27.07
Options exercised	$ 28.35
Options cancelled	$ 0
Ending Balance	$ 26.13
Ending Balance, Average Remaining Contractual Term, Years	1 year
Ending Balance, Aggregate Intrinsic Value	$ 2
Performance Incentive Plan2008 [Member]
Shares Subject to Option (in shares):
Options exercised	(27,133)

Earnings per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Antidilutive stock options	0	0	0

Earnings Per Share (Calculation of Basic and Diluted EPS) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net earnings attributable to PMI	$ 2,095	$ 2,227	$ 2,317	$ 2,161	$ 1,886	$ 2,377	$ 2,409	$ 1,919	$ 8,800	$ 8,591	$ 7,259
Less distributed and undistributed earnings attributable to share-based payment awards									48	49	33
Net earnings for basic and diluted EPS									$ 8,752	$ 8,542	$ 7,226
Weighted-average shares for basic EPS									1,692	1,761	1,839
Plus incremental shares from assumed conversions:
Stock options									0	1	3
Weighted-average shares for diluted EPS									1,692	1,762	1,842

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Internal Revenue Service (IRS) [Member] Altria [Member]	Dec. 31, 2012 Germany [Member]	Dec. 31, 2012 Indonesia [Member]	Dec. 31, 2012 Russia [Member]	Dec. 31, 2012 Switzerland [Member]	Mar. 31, 2011 Greece [Member]	Dec. 31, 2010 Greece [Member]	Mar. 31, 2011 Brazil [Member]	Dec. 31, 2010 United States [Member]	Dec. 31, 2010 Italy [Member]
Income Taxes [Line Items]
Accumulated earnings of foreign subsidiaries	$ 18,000,000,000
Additions for tax positions of previous years	309,000,000	8,000,000	35,000,000	287,000,000
Unrecognized tax benefits, settlements	(297,000,000)	0	(6,000,000)	(296,000,000)
Unrecognized tax benefits that, if recognized, would impact effective tax rate	50,000,000
Penalties and interest (expense) income recognized	(65,000,000)	1,000,000	17,000,000
Open tax year					2007 onward	2007 onward	2010 onward	2011 onward
Percentage points increase in effective income tax rate	0.40%	1.70%
Effective tax rate	29.50%	29.10%	27.40%
Impact on effective tax rate due to a discrete tax event				79,000,000								(148,000,000)	6,000,000
Income tax effect resulting from change in accounting principle					40,000,000
Impact on effective tax rate, change in enacted tax rate									(11,000,000)	21,000,000
Reversal of a valuation allowance											$ (15,000,000)

Income Taxes (Schedule of Earnings Before Income Taxes and Provision for Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Earnings before income taxes	$ 12,987	$ 12,532	$ 10,324
Current, United States federal	226	270	157
Deferred, United States federal	(61)	118	145
Total, United States federal	165	388	302
State and local	0	0	1
Total United States	165	388	303
Current, Outside United States	3,855	3,368	2,567
Deferred, Outside United States	(187)	(103)	(44)
Total outside United States	3,668	3,265	2,523
Total provision for income taxes	$ 3,833	$ 3,653	$ 2,826

Income Taxes (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at January 1,	$ 104	$ 95	$ 174
Additions based on tax positions related to the current year	9	17	18
Additions for tax positions of previous years	309	8	35
Reductions for tax positions of prior years	(1)	(8)	(125)
Reductions due to lapse of statute of limitations	0	(7)	(1)
Settlements	(297)	0	(6)
Other	0	(1)	0
Balance at December 31,	$ 124	$ 104	$ 95

Income Taxes (Schedule of Unrecognized Tax Benefits and Liability for Contingent Income Taxes, Interest and Penalties) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 124	$ 104	$ 95	$ 174
Accrued interest and penalties	37	28	30
Tax credits and other indirect benefits	(72)	(55)	(58)
Liability for tax contingencies	$ 89	$ 77	$ 67

Income Taxes (Schedule of Reasons Attributable to the Differences Between Effective Income Tax Rate And Federal Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
Increase (decrease) resulting from:
Foreign rate differences	(11.80%)	(12.50%)	(10.00%)
Dividend repatriation cost	6.00%	6.50%	3.50%
Reversal of tax reserves no longer required	0.00%	0.00%	(1.40%)
Other	0.30%	0.10%	0.30%
Effective tax rate	29.50%	29.10%	27.40%

Income Taxes (Schedule of Temporary Differences of Tax Effects to Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$ 279	$ 223
Accrued pension costs	262	193
Inventory	135	76
Accrued liabilities	150	145
Foreign exchange	52	0
Other	139	110
Total deferred income tax assets	1,017	747
Deferred income tax liabilities:
Trade names	(816)	(818)
Property, plant and equipment	(320)	(323)
Unremitted earnings	(845)	(897)
Foreign exchange	0	(31)
Total deferred income tax liabilities	(1,981)	(2,069)
Net deferred income tax liabilities	$ (964)	$ (1,322)

Segment Reporting (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue, Net	$ 19,742	$ 19,592	$ 20,037	$ 18,022	$ 18,876	$ 20,706	$ 20,234	$ 16,530	$ 77,393	[1]	$ 76,346	[1]	$ 67,713	[1]
Long-lived assets	6,986				6,571				6,986		6,571		7,007
Switzerland [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,100				1,000				1,100		1,000		1,000
Customer Concentration Risk [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Revenue, Net									$ 7,700		$ 8,100		$ 7,500

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

Segment Reporting (Segment Data) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenues	$ 19,742	$ 19,592	$ 20,037	$ 18,022	$ 18,876	$ 20,706	$ 20,234	$ 16,530	$ 77,393	[1]	$ 76,346	[1]	$ 67,713	[1]
Amortization of intangibles									(97)		(98)		(88)
General corporate expenses									(210)		(183)		(177)
Operating income									13,846		13,332		11,200
Interest expense, net									(859)		(800)		(876)
Earnings before income taxes									12,987		12,532		10,324
European Union [Member]
Segment Reporting Information [Line Items]
Net revenues									27,338		29,768		28,050
Operating companies income									4,187		4,560		4,311
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Net revenues									19,272		17,452		15,928
Operating companies income									3,726		3,229		3,152
Asia [Member]
Segment Reporting Information [Line Items]
Net revenues									21,071		19,590		15,235
Operating companies income									5,197		4,836		3,049
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Net revenues									9,712		9,536		8,500
Operating companies income									1,043		988		953
Customer Concentration Risk [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Net revenues									$ 7,700		$ 8,100		$ 7,500

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

Segment Reporting (Other Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation expense	$ 801	$ 895	$ 844
Capital expenditures	1,056	897	713
European Union [Member]
Segment Reporting Information [Line Items]
Depreciation expense	181	210	212
Capital expenditures	391	382	329
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Depreciation expense	211	227	215
Capital expenditures	197	133	102
Asia [Member]
Segment Reporting Information [Line Items]
Depreciation expense	315	358	332
Capital expenditures	277	208	161
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Depreciation expense	84	90	75
Capital expenditures	127	140	120
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Depreciation expense	791	885	834
Capital expenditures	992	863	712
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Depreciation expense	10	10	10
Capital expenditures	$ 64	$ 34	$ 1

Segment Reporting (Long-Lived Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Long-lived assets	$ 6,986	$ 6,571	$ 7,007
European Union [Member]
Segment Reporting Information [Line Items]
Long-lived assets	3,066	2,938	3,226
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,215	1,094	1,158
Asia [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,831	1,687	1,765
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Long-lived assets	735	706	663
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Long-lived assets	6,847	6,425	6,812
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 139	$ 146	$ 195

Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts Recognized in Balance Sheet	$ (1,734)	$ (930)
Estimated net loss to be amortized	212
Estimated prior service cost to be amortized	10
Amounts charged to expense for defined contribution plans	66	61	53
Estimated contribution to pension plans	220
Accrued postretirement health care costs - current	11	10
Estimated net loss to be amortized into net postemployment costs	59
Annual weighted-average turnover rate	2.10%	2.50%
Percentage increase in assumed compensation cost	3.90%	3.00%
Assets related to postemployment cost	28	24
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, equity	60.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, equity	40.00%
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	354	323
Accumulated benefit obligations in excess of plan assets, projected obligation	86	76
Accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	78	66
Weighted-average discount rate	4.05%	4.50%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	6,469	5,042
Accumulated benefit obligations in excess of plan assets, projected obligation	6,786	3,785
Accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	6,058	3,343
Accumulated benefit obligations in excess of plan assets, fair value of plan assets	$ 5,162	$ 2,973
Weighted-average discount rate	2.38%	3.40%
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average discount rate	4.40%	6.80%

Benefit Plans (Obligations and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at December 31,		$ 5,047
Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at December 31,	5,911	5,047
U.S. Plans - Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Net pension liability recognized at December 31,	(99)	(83)
U.S. Plans - Pension [Member] | Defined Benefit Plan, Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1,	352	321
Service cost	6	5
Interest cost	16	16
Benefits paid	(16)	(21)
Termination, settlement and curtailment	0	0
Assumption changes	28	44
Actuarial (gains) losses	(3)	(13)
Currency	0	0
Other	0	0
Benefit obligation at December 31,	383	352
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid	(16)	(21)
U.S. Plans - Pension [Member] | Defined Benefit Plan, Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(16)	(21)
Termination, settlement and curtailment	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1,	269	251
Actual return on plan assets	27	9
Employer contributions	4	30
Employee contributions	0	0
Benefits paid	(16)	(21)
Currency	0	0
Fair value of plan assets at December 31,	284	269
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Net pension liability recognized at December 31,	(1,635)	(847)
Non-U.S. Plans - Pension [Member] | Defined Benefit Plan, Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1,	5,625	4,932
Service cost	189	178
Interest cost	189	205
Benefits paid	(160)	(208)
Termination, settlement and curtailment	(8)	(4)
Assumption changes	1,176	510
Actuarial (gains) losses	41	6
Currency	(167)	52
Other	43	58
Benefit obligation at December 31,	7,262	5,625
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid	(160)	(208)
Non-U.S. Plans - Pension [Member] | Defined Benefit Plan, Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(160)	(208)
Termination, settlement and curtailment	(5)	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1,	4,778	4,623
Actual return on plan assets	625	(162)
Employer contributions	203	505
Employee contributions	47	43
Benefits paid	(160)	(208)
Currency	139	(23)
Fair value of plan assets at December 31,	$ 5,627	$ 4,778

Benefit Plans (Pension Liabilities Recognized in Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Other assets	$ 29	$ 40
Accrued liabilities — employment costs	(22)	(23)
Long-term employment costs	(1,741)	(947)
Net pension liability	$ (1,734)	$ (930)

Benefit Plans (Weighted-Average Assumptions to Determine Benefit Obligations) (Details)	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.05%	4.50%
Rate of compensation increase	3.50%	3.50%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.38%	3.40%
Rate of compensation increase	2.61%	2.66%

Benefit Plans (Components of Net Periodic Benefit Cost) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 5	$ 6
Interest cost	16	16	18
Expected return on plan assets	(15)	(15)	(16)
Amortization:
Net losses	9	5	5
Prior service cost	1	1	1
Net transition obligation	0	0	0
Termination, settlement and curtailment	2	2	1
Net periodic pension cost	19	14	15
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	189	178	160
Interest cost	189	205	189
Expected return on plan assets	(320)	(323)	(283)
Amortization:
Net losses	120	58	39
Prior service cost	9	8	9
Net transition obligation	1	1	0
Termination, settlement and curtailment	0	1	(6)
Net periodic pension cost	$ 188	$ 128	$ 108

Benefit Plans (Net Pension Cost Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.40%	5.90%
Expected rate of return on plan assets	5.70%	6.25%	7.20%
Rate of compensation increase	3.50%	3.50%	4.50%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	4.00%	4.33%
Expected rate of return on plan assets	6.21%	6.21%	6.69%
Rate of compensation increase	2.66%	2.90%	3.21%

Benefit Plans (Fair Value of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets			$ 5,047
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	1,363
Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4,419		2,168
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,492		2,879
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	5,911		5,047
Pension [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	420		11
Pension [Member] | U.S. securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	106		89
Pension [Member] | International securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,129		894
Pension [Member] | Investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	3,805	[1]	3,704	[2]
Pension [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	411		314
Pension [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	3		2
Percentage of investment in securities	9.00%		7.00%
Pension [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	37		33
Pension [Member] | US and International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in securities	60.00%		53.00%
Pension [Member] | US and International Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in securities	24.00%		34.00%
Pension [Member] | Real Estate And Other Money Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in securities	7.00%		6.00%
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4,419		2,168
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	420		11
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | U.S. securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	106		89
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | International securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,129		894
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2,313	[1]	826	[2]
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	411		314
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	3		2
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	37		32
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,492		2,879
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member] | Investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,492	[1]	2,878	[2]
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 0		$ 1

[1]	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 60% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 9% are invested in corporate bonds, and 7% are invested in real estate and other money markets.
[2]	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 53% are invested in U.S. and international equities; 34% are invested in U.S. and international government bonds; 7% are invested in corporate bonds, and 6% are invested in real estate and other money markets.

Benefit Plans (Estimated Future Benefit Payments From Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 14
2014	45
2015	17
2016	18
2017	19
2018-2022	103
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	210
2014	219
2015	229
2016	241
2017	250
2018-2022	$ 1,470

Benefit Plans (Net Postretirement Health Care Costs Recognized) (Details) (Post Retirement Health Care Plans [Member], Postretirement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2	$ 2	$ 2
Interest cost	5	5	5
Amortization:
Net losses	2	1	1
Net postretirement health care costs	9	8	8
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	2
Interest cost	5	5	5
Amortization:
Net losses	1	1	0
Net postretirement health care costs	$ 8	$ 8	$ 7

Benefit Plans (Weighted-Average Assumptions Used to Determine Postretirement Costs) (Details) (Postretirement [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.40%	5.90%
Health care cost trend rate	7.50%	8.00%	7.50%
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.45%	5.14%	5.99%
Health care cost trend rate	6.55%	6.29%	7.14%

Benefit Plans (Changes in Accumulated Benefit Obligation of Postretirement Benefit Plans) (Details) (Postretirement [Member], Post Retirement Health Care Plans [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1,	$ 115	$ 98
Service cost	2	2	2
Interest cost	5	5	5
Benefits paid	(4)	(4)
Assumption changes	10	11
Actuarial losses (gains)	4	3
Plan changes	0	0
Currency	0	0
Benefit obligation at December 31,	132	115	98
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1,	96	99
Service cost	2	2	2
Interest cost	5	5	5
Benefits paid	(5)	(5)
Assumption changes	11	(1)
Actuarial losses (gains)	6	(2)
Plan changes	(3)	0
Currency	1	(2)
Benefit obligation at December 31,	$ 113	$ 96	$ 99

Benefit Plans (Weighted-Average Assumptions Used to Determine Postretirement Benefit Obligations) (Details) (Postretirement Benefit Obligations [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.05%	4.50%
Health care cost trend rate assumed for next year	7.50%	750.00%
Ultimate trend rate	5.00%	500.00%
Year that rate reaches the ultimate trend rate	2018	2017
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.59%	5.45%
Health care cost trend rate assumed for next year	6.46%	655.00%
Ultimate trend rate	4.88%	477.00%
Year that rate reaches the ultimate trend rate	2029	2029

Benefit Plans (Effect of Change in One-Percentage-Points to Trend Rates) (Details) (Post Retirement Health Care Plans [Member], Postretirement Benefit Obligations [Member])	12 Months Ended
Dec. 31, 2012
Post Retirement Health Care Plans [Member] | Postretirement Benefit Obligations [Member]
Effect on total service and interest cost, One-Percentage-Point Increase	19.90%
Effect on postretirement benefit obligation, One-Percentage-Point Increase	15.10%
Effect on total service and interest cost, One-Percentage-Point Decrease	(15.30%)
Effect on postretirement benefit obligation, One-Percentage-Point Decrease	(12.10%)

Benefit Plans (Estimated Future Benefit Payments for Postretirement Health Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Plans - Postretirement [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 5
2014	5
2015	6
2016	6
2017	6
2018-2022	33
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	6
2014	5
2015	5
2016	5
2017	5
2018-2022	$ 28

Benefit Plans (Net Postemployment Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 30
Interest cost	22	22
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	30	28	26
Interest cost	22	22	24
Amortization of net loss	53	39	39
Other expense	75	106	54
Net postemployment costs	$ 180	$ 195	$ 143

Benefit Plans (Change in Benefit Obligations of Postemployment Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	$ 619
Service cost	30
Interest cost	22	22
Benefit obligation at December 31		619
Postemployment Benefit Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	619	574
Service cost	30	28	26
Interest cost	22	22	24
Payments for Postemployment Benefits	196	223
Actuarial losses	129	118
Other	78	100
Benefit obligation at December 31	$ 682	$ 619	$ 574

Benefit Plans (Amounts Recorded in Accumulated Other Comprehensive Losses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net losses	$ (3,893)	$ (2,991)	$ (1,939)
Prior service cost	(53)	(67)	(58)
Net transition obligation	(7)	(8)	(9)
Deferred income taxes	588	481	356
Amounts to be amortized	(3,365)	(2,585)	(1,650)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(3,199)	(2,401)	(1,425)
Prior service cost	(60)	(70)	(62)
Net transition obligation	(7)	(8)	(9)
Deferred income taxes	377	299	199
Amounts to be amortized	(2,889)	(2,180)	(1,297)
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(82)	(54)	(46)
Prior service cost	7	3	4
Net transition obligation	0		0
Deferred income taxes	26	19	15
Amounts to be amortized	(49)	(32)	(27)
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(612)	(536)	(468)
Prior service cost	0		0
Net transition obligation	0		0
Deferred income taxes	185	163	142
Amounts to be amortized	$ (427)	$ (373)	$ (326)

Benefit Plans (Movements in Other Comprehensive Earnings (Losses)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization:
Net losses	$ 185	$ 105	$ 84
Prior service cost	10	8	10
Net transition obligation	1	1
Other income/expense:
Net loss	4	3	(1)
Prior service cost			3
Deferred income taxes	(37)	(23)	(20)
Amounts transferred to earnings as components of net periodic benefit cost	163	94	76
Other movements during the year:
Net losses	(1,091)	(1,160)	(358)
Prior service cost	4	(17)	(3)
Deferred income taxes	144	148	43
Other movements during the year	(943)	(1,029)	(318)
Total movements in other comprehensive losses	780	935	242
Pension [Member]
Amortization:
Net losses	129	63	44
Prior service cost	10	9	10
Net transition obligation	1	1
Other income/expense:
Net loss	4	3	(1)
Prior service cost			3
Deferred income taxes	(20)	(10)	(8)
Amounts transferred to earnings as components of net periodic benefit cost	124	66	48
Other movements during the year:
Net losses	(931)	(1,042)	(294)
Prior service cost	0	(17)	(3)
Deferred income taxes	98	110	23
Other movements during the year	(833)	(949)	(274)
Total movements in other comprehensive losses	709	883	226
Postretirement [Member]
Amortization:
Net losses	3	3	1
Prior service cost	0	(1)	0
Net transition obligation	0	0
Other income/expense:
Net loss	0	0	0
Prior service cost			0
Deferred income taxes	(1)	(1)	0
Amounts transferred to earnings as components of net periodic benefit cost	2	1	1
Other movements during the year:
Net losses	(31)	(11)	(20)
Prior service cost	4	0	0
Deferred income taxes	8	5	6
Other movements during the year	(19)	(6)	(14)
Total movements in other comprehensive losses	17	5	13
Postemployment Benefit Plans [Member]
Amortization:
Net losses	53	39	39
Prior service cost	0	0	0
Net transition obligation	0	0
Other income/expense:
Net loss	0	0	0
Prior service cost			0
Deferred income taxes	(16)	(12)	(12)
Amounts transferred to earnings as components of net periodic benefit cost	37	27	27
Other movements during the year:
Net losses	(129)	(107)	(44)
Prior service cost	0	0	0
Deferred income taxes	38	33	14
Other movements during the year	(91)	(74)	(30)
Total movements in other comprehensive losses	$ 54	$ 47	$ 3

Additional Information (Schedule of Additional Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Information [Abstract]
Research and development expense	$ 415	$ 413	$ 391
Advertising expense	483	464	402
Interest expense	1,007	934	974
Interest income	(148)	(134)	(98)
Interest expense, net	859	800	876
Rent expense	$ 318	$ 308	$ 278

Additional Information (Minimum Rental Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Additional Information [Abstract]
2013	$ 218
2014	157
2015	104
2016	80
2017	66
Thereafter	226
Total	$ 851

Financial Instruments (Narrative) (Details) (Foreign Exchange Contract [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Foreign exchange contracts, notional amount	$ 13,700,000,000	$ 13,100,000,000
Foreign exchange contracts, cash flow hedges, notional amount	2,700,000,000	3,400,000,000
Foreign exchange contracts, net investment hedges, notional amount	1,100,000,000
Foreign exchange contracts, other derivatives, notional amount	9,900,000,000	9,700,000,000
Hedge, forecasted transactions, in months	12 months
Derivative gains to be reclassified to earnings	90,000,000
Net Investment Hedging [Member]
Derivative [Line Items]
Gains/(losses) on net investment hedges, net of taxes	(95,000,000)	(37,000,000)	315,000,000
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gains/(losses) from foreign currency contracts not designated as hedging instruments	$ 102,000,000	$ 34,000,000	$ (97,000,000)

Financial Instruments (Fair Value of Foreign Exchange Contracts) (Details) (Foreign Exchange Contract [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	$ 160	$ 145
Derivatives, Liability Derivatives, Fair Value	55	66
Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	146	57
Designated as Hedging Instrument [Member] | Other accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Liability Derivatives, Fair Value	8	4
Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange contracts not designated as hedging instruments, Asset Derivatives, Fair Value	14	88
Not Designated as Hedging Instrument [Member] | Other accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange contracts not designated as hedging instruments, Liability Derivatives, Fair Value	$ 47	$ 62

Financial Instruments (Hedging Activities Effect on Condensed Consolidated Statements of Earnings and Other Comprehensive Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	$ (22)	$ 18	$ 33
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	99	(5)	(50)
Foreign Exchange Contract [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	66	(17)	24
Foreign Exchange Contract [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	19	34	(14)
Foreign Exchange Contract [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	0
Foreign Exchange Contract [Member] | Operating income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	85	17	10
Foreign Exchange Contract [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(46)	19	(39)
Foreign Exchange Contract [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	39	36	(29)
Foreign Exchange Contract [Member] | Provision for Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(2)	(11)
Foreign Exchange Contract [Member] | Provision for income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			2
Foreign Exchange Contract [Member] | Net earnings attributable to PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	37	25	(27)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	66	(17)	24
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	19	34	(14)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	3
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Operating income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	85	17	13
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(60)	(37)	(49)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	25	(20)	(36)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Provision for Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(3)	2	3
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Net earnings attributable to PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	22	(18)	(33)
Foreign Exchange Contract [Member] | Net Investment Hedging [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	14	56	7
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	(3)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Operating income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	(3)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	14	56	10
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	14	56	7
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Provision for Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	1	(13)	(1)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Net earnings attributable to PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	15	43	6
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	(22)	18	33
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	99	(5)	(50)
Net impact on equity	77	13	(17)
Cumulative translation adjustment	(14)	2	12
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Provision for income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	3	(2)	(3)
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	(14)	(1)	6
Net impact on equity	(11)	(3)	3
Cumulative translation adjustment	5		(10)
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	(25)	20	36
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	113	(4)	(56)
Net impact on equity	88	16	(20)
Cumulative translation adjustment			(2)
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative translation adjustment	$ (19)	$ 2	$ 24

Financial Instruments (Pre-Tax Effect of Foreign Exchange Contracts Designated as Cash Flow Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	$ 99	$ (5)	$ (50)
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Higher Remaining Maturity Range	12 months
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	99	(5)	(50)
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	113	(4)	(56)
Foreign Exchange Contract [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	66	(17)	24
Foreign Exchange Contract [Member] | Net revenues [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	66	(17)	24
Foreign Exchange Contract [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	19	34	(14)
Foreign Exchange Contract [Member] | Cost of sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	19	34	(14)
Foreign Exchange Contract [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	0	0	0
Foreign Exchange Contract [Member] | Marketing, administration and research costs [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	0	0	3
Foreign Exchange Contract [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(46)	19	(39)
Foreign Exchange Contract [Member] | Interest expense, net [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(60)	(37)	(49)
Foreign Exchange Contract [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	39	36	(29)
Foreign Exchange Contract [Member] | Earnings before income taxes [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	$ 25	$ (20)	$ (36)

Financial Instruments (Pre-Tax Effect of Foreign Exchange Contracts Designated as Net Investment Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	$ (22)	$ 18	$ 33
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives	(14)	2	12
Derivative (gains)/losses transferred to earnings	(22)	18	33
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives	(19)	2	24
Foreign Exchange Contract [Member] | Interest expense, net [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	$ 0	$ 0	$ 0

Financial Instruments (Pre-Tax Effect of Foreign Exchange Contracts Designated as Other Derivatives) (Details) (Foreign Exchange Contract [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	$ 14	$ 56	$ 7
Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	0
Marketing, administration and research costs [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	(3)
Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(46)	19	(39)
Interest expense, net [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	$ 14	$ 56	$ 10

Financial Instruments (Hedging Activity Reported in Accumulated Other Comprehensive Earnings (Losses) Net of Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Hedging Activity, Affecting Accumulated Other Comprehensive Income [Roll Forward]
Gain at beginning of period	$ 15	$ 2
Derivative (gains)/losses transferred to earnings	(22)	18	33
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	99	(5)	(50)
(Loss)/gain at end of period	92	15	2
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Hedging Activity, Affecting Accumulated Other Comprehensive Income [Roll Forward]
Gain at beginning of period	15	2	19
Derivative (gains)/losses transferred to earnings	(22)	18	33
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	99	(5)	(50)
(Loss)/gain at end of period	$ 92	$ 15	$ 2

Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	$ 1,363
Capital lease obligations, carrying value	37	85
Debt excluding short-term borrowings and capital lease obligations, carrying value	$ 20,383	$ 16,949

Fair Value Measurements (Aggregate Fair Value of Derivative Financial Instruments And Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets		$ 145
Pension plan assets		5,047
Assets, Fair Value Disclosure		5,192
Debt		18,900
Foreign exchange contracts, Liabilities		66
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets	160
Pension plan assets	5,911
Assets, Fair Value Disclosure	6,071
Debt	22,719
Foreign exchange contracts, Liabilities	55
Liabilities, Fair Value Disclosure	22,774	18,966
Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pension plan assets	4,419	2,168
Assets, Fair Value Disclosure	4,419	2,168
Debt	22,316	18,458
Liabilities, Fair Value Disclosure	22,316	18,458
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets	160	145
Pension plan assets	1,492	2,879
Assets, Fair Value Disclosure	1,652	3,024
Debt	403	442
Foreign exchange contracts, Liabilities	55	66
Liabilities, Fair Value Disclosure	$ 458	$ 508

Accumulated Other Comprehensive Losses (Components of Accumulated Other Comprehensive Losses, Net Of Taxes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Currency translation adjustments	$ (331)	$ (293)	$ 507
Pension and other benefits	(3,365)	(2,585)	(1,650)
Derivatives accounted for as hedges	92	15	2
Equity securities	0	0	1
Total accumulated other comprehensive losses	$ (3,604)	$ (2,863)	$ (1,140)

Colombian Investment and Cooperation Agreement (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended
	Jun. 19, 2009	Jun. 30, 2009	Dec. 31, 2012	Dec. 31, 2011
Colombian Investment and Cooperation Agreement [Abstract]
Investment and Cooperation Agreement funding, Colombian Governments	$ 200
Investment and Cooperation Agreement funding period, Colombian Governments (in years)	20 years
Investment and Cooperation Agreement, pre-tax charge		135
Discounted liabilities associated with the Columbian Investment and Corporation Agreement			$ 77	$ 79
Investment and Cooperation Agreement, termination date	2028

RBH Legal Settlement (Details) In Millions, unless otherwise specified	0 Months Ended
	Jul. 31, 2008 RBH Legal Settlement [Member] USD ($)	Jul. 31, 2008 RBH Legal Settlement [Member] CAD	Dec. 31, 2012 RBH Legal Settlement [Member] USD ($)	Dec. 31, 2011 RBH Legal Settlement [Member] USD ($)	Jul. 31, 2008 Rothmans [Member]	Jul. 31, 2008 Principal Owner [Member]
Related Party Transaction [Line Items]
Legal settlement incurred	$ 540	550
Ownership percentage					60.00%	40.00%
Discounted accrued settlement charges			$ 190	$ 212
Payment termination date	2019	2019

E.C. Agreement (Details) (Agreement With European Commission [Member], USD $) In Millions, unless otherwise specified	1 Months Ended								12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004 payment
Agreement With European Commission [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of payments												13
Tenure of payment												12 years
Initial payment												$ 250
Additional payments on the first anniversary of the agreement								150
Additional payments on the second anniversary of the agreement							100
Additional payments on the third anniversary of the agreement						75
Additional payments on the fourth anniversary of the agreement					75
Additional payments on the fifth anniversary of the agreement				75
Additional payments on the sixth anniversary of the agreement			75
Additional payments on the seventh anniversary of the agreement		75
Additional payments on the eighth anniversary of the agreement	75
Future annual installment, 2013									75
Future annual installment, 2014									75
Future annual installment, 2015									75
Future annual installment, 2016									75
Future annual installment, 2017									75
Additional payment term, years						10 years
Maximum qualifying product seizures size (in units)												90,000,000
Excise taxes VAT customs duties multiplier, above maximum product seizures												5
Total charges related to E.C. Agreement									$ 78	$ 86	$ 91

Contingencies (Tobacco-Related Litigation) (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case
Final Resolution In Favor Of Company [Member]
Loss Contingencies [Line Items]
Number of cases decided	387
Individual Lights Cases - Small Claims Court [Member] | Italy [Member]
Loss Contingencies [Line Items]
Cases brought against PM	7	9	10
Individual Lights Cases - Small Claims Court [Member] | Italy [Member] | Cases With Costs [Member]
Loss Contingencies [Line Items]
Payments for total judgments including legal costs	6
Case Decided In Favor Of Plaintiff [Member]
Loss Contingencies [Line Items]
Number of cases decided	10
Case Decided In Favor Of Plaintiff [Member] | Cases Remaining On Appeal [Member]
Loss Contingencies [Line Items]
Cases brought against PM	3
Case Decided In Favor Of Plaintiff [Member] | Final Resolution In Favor Of Company [Member]
Loss Contingencies [Line Items]
Number of cases decided	7
Cases With Verdicts And Post Trial Developments [Member]
Loss Contingencies [Line Items]
Cases brought against PM	3

Contingencies (Number of Tobacco-Related Cases Pending Against us and/or Our Subsidiaries or Indemnitees) (Details)	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case	May 01, 2010 litigation_case
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Cases brought against PM	76	75	94
Individual Smoking And Health Cases [Member] | Italy [Member]
Loss Contingencies [Line Items]
Cases brought against PM	5
Smoking And Health Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	11	10	11
Health Care Cost Recovery Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	15	11	10
Lights Class Actions [Member] | Israel [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2	2	2	2
Individual Lights Cases - Small Claims Court [Member] | Italy [Member]
Loss Contingencies [Line Items]
Cases brought against PM	7	9	10
Public Civil Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	4	3	7

Contingencies (Verdicts and Post-Trial Developments) (Details) (Cases With Verdicts And Post Trial Developments [Member], Brazil [Member])	12 Months Ended
	Dec. 31, 2012 Individual Smoking And Health Cases [Member] Laszlo [Member] USD ($)	Dec. 31, 2012 Individual Smoking And Health Cases [Member] Laszlo [Member] BRL	Dec. 31, 2012 Individual Smoking And Health Cases [Member] Bernhardt [Member] USD ($)	Dec. 31, 2012 Individual Smoking And Health Cases [Member] Bernhardt [Member] BRL	Dec. 31, 2012 Smoking And Health Class Actions [Member] The Smoker Health Defense Association (ADESF) [Member] USD ($)	Dec. 31, 2012 Smoking And Health Class Actions [Member] The Smoker Health Defense Association (ADESF) [Member] BRL
Loss Contingencies [Line Items]
Date	May 2011	May 2011	September 2009	September 2009	February 2004	February 2004
Verdict	The Civil Court of São Vicente found for plaintiff and ordered Philip Morris Brasil to pay damages of R$31,333 (approximately $17,029), plus future costs for cessation and medical treatment of smoking-related diseases.	The Civil Court of São Vicente found for plaintiff and ordered Philip Morris Brasil to pay damages of R$31,333 (approximately $17,029), plus future costs for cessation and medical treatment of smoking-related diseases.	The Civil Court of Rio de Janeiro found for plaintiff and ordered Philip Morris Brasil to pay R$13,000 (approximately $7,065) in “moral damages.”	The Civil Court of Rio de Janeiro found for plaintiff and ordered Philip Morris Brasil to pay R$13,000 (approximately $7,065) in “moral damages.”	The Civil Court of São Paulo found defendants liable without hearing evidence. The court did not assess moral or actual damages, which were to be assessed in a second phase of the case. The size of the class was not defined in the ruling.	The Civil Court of São Paulo found defendants liable without hearing evidence. The court did not assess moral or actual damages, which were to be assessed in a second phase of the case. The size of the class was not defined in the ruling.
Post-Trial Developments	In June 2011, Philip Morris Brasil filed an appeal. In December 2011, the Appellate Court reversed the trial court decision. In February 2012, plaintiff appealed the decision. This appeal is still pending.	In June 2011, Philip Morris Brasil filed an appeal. In December 2011, the Appellate Court reversed the trial court decision. In February 2012, plaintiff appealed the decision. This appeal is still pending.	Philip Morris Brasil filed its appeal against the decision on the merits with the Court of Appeals in November 2009. In February 2010, without addressing the merits, the Court of Appeals annulled the trial court's decision and remanded the case to the trial court to issue a new ruling, which was required to address certain compensatory damage claims made by the plaintiff that the trial court did not address in its original ruling. In July 2010, the trial court reinstated its original decision, while specifically rejecting the compensatory damages claim. Philip Morris Brasil appealed this decision. In March 2011, the Court of Appeals affirmed the trial court's decision and denied Philip Morris Brasil's appeal. The Court of Appeals increased the amount of damages awarded to the plaintiff to R$100,000 (approximately $54,348). Philip Morris Brasil filed an appeal in June 2011. This appeal is still pending.	Philip Morris Brasil filed its appeal against the decision on the merits with the Court of Appeals in November 2009. In February 2010, without addressing the merits, the Court of Appeals annulled the trial court's decision and remanded the case to the trial court to issue a new ruling, which was required to address certain compensatory damage claims made by the plaintiff that the trial court did not address in its original ruling. In July 2010, the trial court reinstated its original decision, while specifically rejecting the compensatory damages claim. Philip Morris Brasil appealed this decision. In March 2011, the Court of Appeals affirmed the trial court's decision and denied Philip Morris Brasil's appeal. The Court of Appeals increased the amount of damages awarded to the plaintiff to R$100,000 (approximately $54,348). Philip Morris Brasil filed an appeal in June 2011. This appeal is still pending.	In April 2004, the court clarified its ruling, awarding “moral damages” of R$1,000 (approximately $540) per smoker per full year of smoking plus interest at the rate of 1% per month, as of the date of the ruling. The court did not award actual damages, which were to be assessed in the second phase of the case. The size of the class was not estimated. Defendants appealed to the São Paulo Court of Appeals, which annulled the ruling in November 2008, finding that the trial court had inappropriately ruled without hearing evidence and returned the case to the trial court for further proceedings. In May 2011, the trial court dismissed the claim. Plaintiff has appealed. In addition, the defendants filed a constitutional appeal to the Federal Supreme Tribunal on the basis that the plaintiff did not have standing to bring the lawsuit. This appeal is still pending.	In April 2004, the court clarified its ruling, awarding “moral damages” of R$1,000 (approximately $540) per smoker per full year of smoking plus interest at the rate of 1% per month, as of the date of the ruling. The court did not award actual damages, which were to be assessed in the second phase of the case. The size of the class was not estimated. Defendants appealed to the São Paulo Court of Appeals, which annulled the ruling in November 2008, finding that the trial court had inappropriately ruled without hearing evidence and returned the case to the trial court for further proceedings. In May 2011, the trial court dismissed the claim. Plaintiff has appealed. In addition, the defendants filed a constitutional appeal to the Federal Supreme Tribunal on the basis that the plaintiff did not have standing to bring the lawsuit. This appeal is still pending.
Loss Contingency, Damages Awarded, Value	$ 17,029	31,333	$ 7,065	13,000	$ 540	1,000
Verdict, increased award to plaintiffs			$ 54,348	100,000
Interest rate on damages, monthly					1.00%	1.00%

Contingencies (Smoking and Health Litigation) (Narrative) (Details)	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Cases brought against PM	76	75	94
Individual Smoking And Health Cases [Member] | Argentina [Member]
Loss Contingencies [Line Items]
Cases brought against PM	30
Individual Smoking And Health Cases [Member] | Brazil [Member]
Loss Contingencies [Line Items]
Cases brought against PM	29
Individual Smoking And Health Cases [Member] | Canada [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2
Individual Smoking And Health Cases [Member] | Chile [Member]
Loss Contingencies [Line Items]
Cases brought against PM	4
Individual Smoking And Health Cases [Member] | Costa Rica [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2
Individual Smoking And Health Cases [Member] | Greece [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Individual Smoking And Health Cases [Member] | Italy [Member]
Loss Contingencies [Line Items]
Cases brought against PM	5
Individual Smoking And Health Cases [Member] | The Philippines [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Individual Smoking And Health Cases [Member] | Scotland [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Individual Smoking And Health Cases [Member] | Turkey [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Smoking And Health Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	11	10	11
Smoking And Health Class Actions [Member] | Brazil [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2
Smoking And Health Class Actions [Member] | Canada [Member]
Loss Contingencies [Line Items]
Cases brought against PM	9

Contingencies (Health Care Cost Recovery Litigation) (Narrative) (Details) (Health Care Cost Recovery Actions [Member])	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case
Loss Contingencies [Line Items]
Cases brought against PM	15	11	10
Canada [Member]
Loss Contingencies [Line Items]
Cases brought against PM	9
Nigeria [Member]
Loss Contingencies [Line Items]
Cases brought against PM	5
Spain [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1

Contingencies (Lights Cases) (Narrative) (Details) (EUR €)	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case	May 01, 2010 litigation_case
Israel [Member] | Lights Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2	2	2	2
Italy [Member] | Individual Lights Cases - Small Claims Court [Member]
Loss Contingencies [Line Items]
Cases brought against PM	7	9	10
Maximum damage award	1,000

Contingencies (Public Civil Actions) (Narrative) (Details) (Public Civil Actions [Member])	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case
Loss Contingencies [Line Items]
Cases brought against PM	4	3	7
Argentina [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2
Brazil [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Venezuela [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1

Quarterly Financial Data (Schedule of Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Abstract]
Net revenues	$ 19,742	$ 19,592	$ 20,037	$ 18,022	$ 18,876	$ 20,706	$ 20,234	$ 16,530	$ 77,393	[1]	$ 76,346	[1]	$ 67,713	[1]
Gross profit	5,208	5,336	5,454	5,006	4,979	5,515	5,429	4,496	21,004		20,419		17,495
Net earnings attributable to PMI	$ 2,095	$ 2,227	$ 2,317	$ 2,161	$ 1,886	$ 2,377	$ 2,409	$ 1,919	$ 8,800		$ 8,591		$ 7,259
Per share data:
Basic EPS	$ 1.25	$ 1.32	$ 1.36	$ 1.25	$ 1.08	$ 1.35	$ 1.35	$ 1.06	$ 5.17		$ 4.85		$ 3.93
Diluted EPS	$ 1.25	$ 1.32	$ 1.36	$ 1.25	$ 1.08	$ 1.35	$ 1.35	$ 1.06	$ 5.17		$ 4.85		$ 3.92
Dividends declared (in dollars per share)	$ 0.85	$ 0.85	$ 0.77	$ 0.77	$ 0.77	$ 0.77	$ 0.64	$ 0.64	$ 3.24		$ 2.82		$ 2.44
Market price:
High (in dollars per share)	$ 94.13	$ 93.6	$ 91.05	$ 88.86	$ 79.42	$ 72.74	$ 71.75	$ 65.92
Low (in dollars per share)	$ 82.1	$ 86.11	$ 81.1	$ 72.85	$ 60.45	$ 62.32	$ 64.49	$ 55.85

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

Quarterly Financial Data (Pre-Tax Charges Recorded In Earnings) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Asset impairment and exit costs (Note 5)	$ 33	$ 34	$ 8	$ 8	$ 49	$ 43	$ 1	$ 16	$ 83	$ 109	$ 47